As filed with the Securities and Exchange Commission on April 16, 2020.
File Nos. 333-209059
811-08306
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 10	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 436	☒
(Check Appropriate Box or Boxes)
Brighthouse Variable Annuity Account B
(Exact Name of Registrant)
Brighthouse Life Insurance Company of NY
(Name of Depositor)
285 Madison Avenue New York, NY 10017
(Address of Depositor's Principal Executive Offices) (Zip Code)
(Depositor's Telephone Number, including Area Code)
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company of NY
c/o CT Corporation System
111 Eighth Avenue, 13th Floor
New York, NY 10011
(212) 894-8940
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES REGISTERED
Interest in a separate account under individual flexible premium deferred variable annuity contracts

The Variable Annuity Contract
issued by
BRIGHTHOUSE LIFE INSURANCE COMPANY of NY
and
Brighthouse Variable Annuity Account B
Class S
(offered on and after May 2, 2016)

Class S – L Share Option
(offered on and after May 2, 2016)
May 1, 2020
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY (Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
The annuity contract has 62 investment choices. We restrict the investment choices available to you if you elect the GWB v1 rider or the GLWB rider. Please see “Purchase Payments — Investment Allocation Restrictions for Certain Riders” for more information about investment allocation and other Purchase Payment restrictions applicable to optional riders.

BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
AB International Bond Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B) (formerly ClearBridge Aggressive Growth Portfolio)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Emerging Markets Enhanced Index Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income

Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Investment Portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Brighthouse. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Brighthouse electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.
To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 83 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at www.brighthousefinancial.com, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
May 1, 2020

TABLE OF CONTENTS	Page	Page

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................24
Accumulation Phase........................................................16
Accumulation Unit..........................................................23
Annual Benefit Payment..................................................43
Annuitant........................................................................82
Annuity Date..................................................................36
Annuity Options.............................................................37
Annuity Payments...........................................................36
Annuity Service Center......................................................7
Annuity Units..................................................................36
Beneficiary......................................................................82
Benefit Base.....................................................................52
Business Day...................................................................18
Contract Year.................................................................17
Free Look........................................................................23
GLWB Withdrawal Rate.................................................52
Good Order....................................................................81
Guaranteed Principal Adjustment...................................46
GWB Withdrawal Rate...................................................43
Income Phase..................................................................16
Investment Portfolios......................................................24
Joint Owners...................................................................82
Owner.............................................................................82
Purchase Payment...........................................................17
Remaining Guaranteed Withdrawal Amount..................42
Separate Account............................................................78
Total Guaranteed Withdrawal Amount...........................42

HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. The contract has features and benefits that may be appropriate for you based on your financial situation and objectives, but we are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products, or any securities transactions or investment strategies involving securities (including account recommendations). You should ask your financial representative for guidance regarding whether the contract may be appropriate for you. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf.
When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed withdrawal benefit (GWB) or a guaranteed lifetime withdrawal benefit (GLWB). (The version of the GLWB that is currently available is referred to as FlexChoice Access, and the version of the GWB that is currently available is referred to as the GWB v1.) We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GWB or a GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract allows you to select one of two different charge structures, referred to as a class, based on your specific situation. Each class imposes different withdrawal charges and mortality and expense charges. Depending on your expectations and preferences, you can choose the class that best meets your needs.
Prior to issuance, you must select either:
•	Class S, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each
Purchase Payment, reducing annually over seven years, and a mortality and expense charge that is lower for the first four years than the mortality and expense charge of Class S – L Share Option; or
•	Class S – L Share Option, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each Purchase Payment, reducing annually over four years, and a mortality and expense charge that is higher for the first four years than the mortality and expense charge of Class S.
If you elect the Class S - L Share Option, assuming you only submit the initial Purchase Payment, you may make a complete withdrawal from your contract in the fifth Contract Year (i.e., the Contract Year starting on the day after your fourth contract anniversary) without paying a withdrawal charge, whereas you would need to wait until the eighth Contract Year (i.e., the Contract Year starting on the day after your seventh contract anniversary) under Class S to make a complete withdrawal without a withdrawal charge. This feature will give you earlier access to Account Value without paying a withdrawal charge if you elect the Class S - L Share Option. However, the Class S - L Share Option has a higher mortality and expense charge for the first four Contract Years. Assuming an initial Purchase Payment only and no subsequent Purchase Payments, the combination of the mortality and expense charge and the applicable withdrawal charge associated with Class S - L Share Option may exceed the corresponding combined expenses associated with Class S in all Contract Years except the fifth Contract Year. Further, the combined expenses of Class S - L Share Option may exceed the combined expenses associated with Class S even during the fifth Contract Year, depending on your actual investment return. If, however, you make subsequent Purchase Payments after your initial Purchase Payment, depending on the timing of those payments and your actual investment return, there may be Contract Years when the combined expenses of Class S - L Share Option are lower than the combined expenses of Class S. You should carefully consider which of the two classes is appropriate for you.
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the

Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Certain Owners. The contracts are offered for individuals, some tax qualified and non-tax qualified retirement plans, and certain corporations and other non-natural persons. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. In addition, non-tax qualified contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities, or within a qualified plan. (See “Federal Income Tax Status.”)
This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract (unless the contract is owned by a corporation or other legal entity not holding the contract as agent for a natural person). If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., is a corporation, partnership, or a trust other than a trust that holds the contract as agent for a natural person), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person or, subject to our administrative procedures, a corporation or other legal entity we approve. The Owner of this contract, if held by or for the benefit of a natural person, can also be a Beneficiary of a deceased person’s contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal

Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company of NY
Annuity Service Center
P.O. Box 10366
Des Moines, Iowa 50306-0366
(800) 343-8496
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes may also be deducted. New York does not currently assess premium taxes on Purchase Payments.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%
Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Class S – L Share Option
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0

Class S
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Class S – L Share Option
Mortality and Expense Charge	1.60%
Administration Charge	0.25%
Total Separate Account Annual Expenses (Note 2)	1.85%

Class S
Mortality and Expense Charge	0.90%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.15%

Note 1. An Account Fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. For Class S — L Share Option, the mortality and expense charge is 1.60% for the first four Contract Years and declines to 0.90% for the fifth Contract Year and thereafter. For the fifth Contract Year and thereafter, Total Separate Account Annual Expenses are 1.15%.
Additional Optional Rider Charges (Note 1)
Guaranteed Withdrawal Benefit (GWB) Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 2))

GWB v1 — maximum charge	1.80%
GWB v1 — current charge	0.90%

Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefit” for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up but will not exceed the maximum charges listed in this table. (See “Expenses.”)
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charges
(as a percentage of the Benefit Base (Note 3))

GLWB — maximum charge for all versions	2.00%
GLWB — current charge for FlexChoice Access (Note 4)	1.35%
GLWB — current charge for FlexChoice (Note 4)	1.20%

Note 3. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See “Expenses.”)
Note 4. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice is no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” for more information about FlexChoice Access and FlexChoice.

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.67%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	0.64%	0.25%	0.25%	—	1.14%	0.15%	0.99%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
AB International Bond Portfolio	0.51%	0.25%	0.08%	—	0.84%	—	0.84%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.43%	1.05%	—	1.05%
American Funds® Growth Portfolio	—	0.55%	0.02%	0.35%	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.41%	1.04%	—	1.04%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.07%	1.00%	0.05%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.01%	0.92%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.45%	0.95%	0.01%	0.94%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	—	0.94%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.05%	0.01%	0.81%	0.07%	0.74%
Clarion Global Real Estate Portfolio	0.62%	0.25%	0.05%	—	0.92%	0.04%	0.88%
Harris Oakmark International Portfolio	0.77%	0.25%	0.05%	—	1.07%	0.03%	1.04%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Balanced-Risk Allocation Portfolio	0.63%	0.25%	0.04%	0.02%	0.94%	0.02%	0.92%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.08%	—	1.03%	0.01%	1.02%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.02%	1.12%	—	1.12%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.94%	—	1.67%	—	1.67%
PIMCO Total Return Portfolio	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.04%	0.02%	0.94%	0.01%	0.93%
SSGA Emerging Markets Enhanced Index Portfolio	0.54%	0.25%	0.20%	0.10%	1.09%	—	1.09%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.20%	0.77%	—	0.77%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.21%	0.81%	—	0.81%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.05%	—	0.73%	0.03%	0.70%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.09%	0.88%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.02%	0.62%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.14%	—	1.20%	0.01%	1.19%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.05%	0.01%	0.61%	—	0.61%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.07%	0.01%	0.68%	—	0.68%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.06%	—	0.61%	—	0.61%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Class S – L Share Option
Chart 1. Chart 1 assumes you select the GLWB rider (assuming the maximum 2.00% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,212	$2,016	$2,803	$4,877
minimum	$1,098	$1,686	$2,275	$3,926

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$512	$1,476	$2,443	$4,877
minimum	$398	$1,146	$1,915	$3,926

Chart 2. Chart 2 assumes that you do not select any optional living benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,012	$1,433	$1,860	$3,135
minimum	$ 898	$1,090	$1,286	$1,980

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$312	$893	$1,500	$3,135
minimum	$198	$550	$ 926	$1,980

Class S
Chart 1. Chart 1 assumes you select the GLWB rider (assuming the maximum 2.00% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,282	$2,218	$2,767	$5,455
minimum	$1,168	$1,890	$2,242	$4,522

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$582	$1,678	$2,767	$5,455
minimum	$468	$1,350	$2,242	$4,522

Chart 2. Chart 2 assumes that you do not select any optional living benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,082	$1,640	$1,839	$3,784
minimum	$ 968	$1,302	$1,281	$2,704

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$382	$1,100	$1,839	$3,784
minimum	$268	$ 762	$1,281	$2,704
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus .

1.    THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. All fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
2.    PURCHASE
The contract may not be available for purchase through your broker dealer (“selling firm”) during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your financial representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your financial representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms. Not every contract we issue is offered through every selling firm.
We reserve the right to reject any application.

Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is: $5,000 for Class S when the contract is purchased as a Non-Qualified Contract; or $10,000 for Class S – L Share Option when the contract is purchased as a Non-Qualified Contract.
•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000 for Class S and $10,000 for Class S – L Share Option.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	The GWB v1 rider has current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see “Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider.”
•	The GLWB rider has potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see “Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit, if at the time the termination would otherwise occur the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit or any guaranteed amount remaining under the Guaranteed Lifetime Withdrawal Benefit is greater than the Account Value. We also will not terminate any contract if at the time the termination would otherwise occur the guaranteed amount under the Principal Protection death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”)
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.
If you choose the GWB v1 rider, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for the GWB v1” until the rider terminates.
If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for the GLWB” until the rider terminates.
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See “Investment Options — Dollar Cost Averaging Program.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider
If you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:
•	AB Global Dynamic Allocation Portfolio
•	AQR Global Risk Balanced Portfolio
•	BlackRock Global Tactical Strategies Portfolio
•	Brighthouse Balanced Plus Portfolio
•	Invesco Balanced-Risk Allocation Portfolio
•	JPMorgan Global Active Allocation Portfolio
•	MetLife Aggregate Bond Index Portfolio

•	MetLife Multi-Index Targeted Risk Portfolio
•	PanAgora Global Diversified Risk Portfolio
•	Schroders Global Multi-Asset Portfolio
•	Western Asset Management Government Income Portfolio
No other Investment Portfolios are available with the GWB v1 rider.
The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB v1 rider. These Investment Options are listed under “Investment Options” below. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GWB v1 rider is not selected may offer the potential for higher returns. Before you select the GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GWB v1 rider meet your investment objectives and risk tolerance. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
If you elect the GWB v1 rider, you may not participate in the DCA program.
Restrictions on Investment Allocations After Rider Terminates. If you elected the GWB v1 rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. (For information on the termination of the GWB v1 rider, see the description of the rider in the “Living Benefits” section.)
Restriction on Subsequent Purchase Payments. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see “Living Benefits — GWB Rate Table”). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in “Purchase — Termination for Low Account Value”; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see “Living Benefits — Operation of the Guaranteed Withdrawal Benefit — Cancellation and Guaranteed Principal Adjustment”) or terminated (see “Living Benefits — Operation of the Guaranteed Withdrawal Benefit — Termination of the GWB Rider”), the restriction on subsequent Purchase Payments no longer applies.
Investment Allocation and Other Purchase Payment Restrictions for the GLWB
If you elect the GLWB rider, you must comply with certain investment allocation restrictions. The investment allocation restrictions are different for the two versions of the GLWB, FlexChoice Access and FlexChoice. Please speak with your financial representative or call our Annuity Service Center if you have any questions about the investment allocation restrictions applicable to your contract.
Investment Allocation Restrictions for FlexChoice Access
Allocation. For contracts issued with FlexChoice Access, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Loomis Sayles Global Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, or SSGA Growth and Income ETF Portfolio (you may not allocate Purchase Payments to the Dollar Cost Averaging program).
OR
(B) You must allocate:

•	up to 70% of Purchase Payments or Account Value to Platform 1 portfolios; and
•	at least 30% of Purchase Payments or Account Value to Platform 2 portfolios.
(You may not allocate Purchase Payments to the Dollar Cost Averaging program.)
The investment options in each Platform are:
Platform 1
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation V.I Fund
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Clarion Global Real Estate Portfolio
Frontier Mid Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Small Cap Growth Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
Platform 2
AB International Bond Portfolio
BlackRock Bond Income Portfolio
BlackRock High Yield Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
Certain Investment Options listed in Option A and Platform 1 of Option B above have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. These Investment Options are listed under “Investment Options” below. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy. When selecting the Investment Portfolios offered in Platform 1 or Platform 2, you and your financial representative should consider that certain Investment Portfolios with similar investment objectives may have different fees and charges. For a general discussion of how we select the Investment Portfolios offered in this Contract, see “Certain Payments We Receive With Regard to the Investment Portfolios” below.
Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” section.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations.
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to Option A. If you choose to allocate according to Option A, rebalancing is optional and you may choose any available frequency.
Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. Future Purchase Payment allocations, and rebalancing will be made in accordance with your revised allocation instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
GLWB Additional Information. We determine whether an investment option is available in Option A or Option B and is classified as Platform 1 or Platform 2. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy..
Investment Allocation Restrictions for FlexChoice
Allocation. For contracts issued with FlexChoice, you must allocate according to Platform 1 and Platform 2 below. If you elect the GLWB, you may not participate in the DCA program.
Platform 1
You must allocate:
•	a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, and Western Asset Management Government Income Portfolio.

AND
Platform 2
You may allocate:
•	a maximum of 20% of Purchase Payments or Account Value among the American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.
The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. These Investment Options are listed under “Investment Options” below. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the “Living Benefits — Guaranteed Lifetime Withdrawal Benefit” section.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.
Your Purchase Payments and transfer requests must be allocated in accordance with the above investment allocation restrictions. We will reject any Purchase Payments or transfer requests that do not comply with the above investment allocation restrictions.
Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.
GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.
Other Purchase Payment Restrictions for the GLWB (FlexChoice and FlexChoice Access)
Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose to not permit owners of existing contracts with any version of the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.
If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in “Purchase — Termination for Low Account Value”; or (b) the rider charge is greater than your Account Value.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).

Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Brighthouse Asset Allocation 60 Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Brighthouse Asset Allocation 60 Portfolio is $12.50. We then divide $5,000 by $12.50 and credit your contract on Monday night with 400 Accumulation Units for the Brighthouse Asset Allocation 60 Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
Owning Multiple Contracts
You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your financial representative.
3.    INVESTMENT OPTIONS
The contract offers 62 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company of NY, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an

Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
We restrict the investment choices available to you if you elect the GWB v1 rider or the GLWB rider. Please see “Purchase Payments — Investment Allocation Restrictions for Certain Riders” for more information about investment allocation and other Purchase Payment restrictions applicable to optional riders.
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios.

(See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
AB International Bond Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B) (formerly ClearBridge Aggressive Growth Portfolio)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Emerging Markets Enhanced Index Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio

SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GWB rider or the GLWB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the “Purchase — Investment Allocation Restrictions for Certain Riders” section.
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
AB International Bond Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Program (DCA)
We offer a Dollar Cost Averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.
We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider or the GLWB rider.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the DCA is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the DCA program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 50% to be in the Brighthouse Asset Allocation 40 Portfolio and 50% to be in the Brighthouse Asset Allocation 60 Portfolio. Over the next 2 1⁄2 months the Brighthouse Asset Allocation 60 Portfolio outperforms the Brighthouse Asset Allocation 40 Portfolio. At the end of the first quarter, the Brighthouse Asset Allocation 60 Portfolio now represents 60% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Brighthouse Asset Allocation 60 Portfolio to bring its value back to 50% and use the money to buy more units in the Brighthouse Asset Allocation 40 Portfolio to increase those holdings to 50%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
4.    EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge and the administration charge). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase).
Mortality and Expense Charge. For Class S, we assess a daily mortality and expense charge that is equal, on an annual basis, to 0.90% of the average daily net asset value of each Investment Portfolio. For Class S - L Share Option, we assess a daily mortality and expense charge that is equal, on an annual basis, to 1.60% of the average daily net asset value of each Investment Portfolio for the first four Contract Years. For the fifth Contract Year and thereafter, this charge declines to 0.90%. During the Income Phase this charge is 0.90% for both Class S and Class S - L Share Option.
This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the

Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Withdrawal Benefit — Rider Charge
If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefit — Operation of the Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.
If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.
The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefit — Operation of the Guaranteed Withdrawal Benefit”) equals zero.
The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio in the ratio each portfolio bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.
Guaranteed Lifetime Withdrawal Benefit — Rider Charge
For the FlexChoice Access GLWB rider, the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.35% of the Benefit Base (see “Living Benefits — Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB”), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Separate Account. For FlexChoice, the rider charge is 1.20%.
We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.
Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.
If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment.
If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.
Withdrawal Charge
We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Class S – L Share Option
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
Class S
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.
The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.

5.	ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit or Guaranteed Principal Adjustment that may be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity

Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
6.    ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity
Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”)
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GWB or GLWB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract

Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
7.    LIVING BENEFITS
Overview of Living Benefit Riders
We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer two types of living benefit riders  — a guaranteed withdrawal benefit and a guaranteed lifetime withdrawal benefit:
Guaranteed Withdrawal Benefit
•	Guaranteed Withdrawal Benefit (GWB v1)
The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
Guaranteed Lifetime Withdrawal Benefit
•	Guaranteed Lifetime Withdrawal Benefit (GLWB) – Flex Choice Access
•	Guaranteed Lifetime Withdrawal Benefit (GLWB) – Flex Choice
The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in “Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB,” including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. We currently offer two variations of the GLWB rider, Level and Expedite (as described in “Guaranteed Lifetime Withdrawal Benefit — Operation of the GLWB – GLWB Variations”). The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access, and the variations are FlexChoice Access Level and FlexChoice Access Expedite. Contracts issued with the GLWB prior to February 12, 2018 are issued with the FlexChoice version of GLWB, and the variations are FlexChoice Level and FlexChoice Expedite. FlexChoice is no longer available for purchase.
Guaranteed Withdrawal Benefit
If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).
The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.
You may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit rider (Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.

Summary of the Guaranteed Withdrawal Benefit Rider
The following section provides a summary of how the Guaranteed Withdrawal Benefit (GWB) rider works. A more detailed explanation of the operation of the GWB is provided in the section below called “Operation of the Guaranteed Withdrawal Benefit.”
The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. The GWB does not guarantee withdrawals for your lifetime.
Under the GWB, we calculate a “Total Guaranteed Withdrawal Amount” (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year (“Annual Benefit Payment”) without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.
It is important to recognize that the TGWA is not available to be taken as a lump sum and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See “Operation of the Guaranteed Withdrawal Benefit — Cancellation and Guaranteed Principal Adjustment” below.)
While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See “Restrictions on Subsequent Purchase Payments” below.)
Operation of the Guaranteed Withdrawal Benefit
The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the “Total Guaranteed Withdrawal Amount,” “Annual Benefit Payment,” and “Payment Enhancement Feature” sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.
(See Appendix C for examples illustrating the operation of the GWB.)
Total Guaranteed Withdrawal Amount. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see “Restriction on Subsequent Purchase Payments” below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. Depending on the relative amounts of the Total Guaranteed Withdrawal Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Total Guaranteed Withdrawal Amount (particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount), and could have the effect of reducing or eliminating the total amount you are guaranteed to receive over time under the GWB rider (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see “Restrictions on Subsequent Purchase Payments” below), and we decrease the Remaining

Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. Depending on the relative amounts of the Remaining Guaranteed Withdrawal Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Remaining Guaranteed Withdrawal Amount (particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount), and could have the effect of reducing or eliminating the remaining amount you are guaranteed to receive over time under the GWB rider (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see “Additional Information” below).
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See “Payment Enhancement Feature” below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)
You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “Access To Your Money — Systematic Withdrawal Program”). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.
It is important to note:
•	We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.
•	If you have elected the GWB, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the GWB, because the GWB Withdrawal Rate is determined by when you take your first withdrawal (see the GWB Rate Table). As shown in the GWB Rate Table, waiting to take your first withdrawal will result in a higher GWB Withdrawal Rate. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix C, “GWB — Excess Withdrawals — Single Withdrawal vs. Multiple Withdrawals.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).
If:
(1)    you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;
(2)    you do not take additional withdrawals outside of these two programs; and
(3)    your remaining Annual Benefit Payment for the Contract Year is equal to zero;
we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and
•	may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.
Payment Enhancement Feature. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:
(1)    you are confined to a nursing home for at least 90 consecutive days;
(2)    your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are permitted to submit additional requests after this contract anniversary);
(3)    you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;
(4)    the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;
(5)    your Account Value is greater than zero at the time the request is approved; and
(6)    the GWB rider has not been terminated.
In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.
If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:
(a)    the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;
(b)    your Annual Benefit Payment before the acceptance of your request.
Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.
The Payment Enhancement Feature may allow you to receive a larger Annual Benefit Payment for a Contract Year without taking an Excess Withdrawal (see “Managing Your Withdrawals” above). The Payment Enhancement Feature does not increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).
At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.
The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date.
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GWB v1” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed
Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days (if permitted under the GWB rider; see “Restrictions on Subsequent Purchase Payments” below) should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such Purchase Payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GWB may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GWB for its Guaranteed Principal Adjustment feature.
Investment Allocation Restrictions. For a detailed description of the GWB investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for the GWB v1.”
Restrictions on Subsequent Purchase Payments. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see “Cancellation and Guaranteed Principal Adjustment” above) or terminated (see “Termination of the GWB Rider” below), this restriction on subsequent Purchase Payments no longer applies.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in “Expenses — Withdrawal Charge” (also see “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program”).
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Remaining Guaranteed Withdrawal Amount under the GWB rider at the time of the withdrawal, if the Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
GWB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may purchase the GWB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GWB rider.
Termination of the GWB Rider. The GWB rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider; or
(7)    the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).
Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.
Additional Information. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Guaranteed Withdrawal Benefit and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
1)    Annuitize the Account Value under the contract’s annuity provisions.
2)    Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.
If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity
Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required

Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
GWB Rate Table
The GWB Rate Table lists the following for the GWB:
•	the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB — see “Operation of the Guaranteed Withdrawal Benefit — Managing Your Withdrawals.”) For IRAs and other Qualified Contracts, also see “Operation of the Guaranteed Withdrawal Benefit — Required Minimum Distributions.”;
•	the GWB Purchase Payment Period, which is the period of time following the contract issue date during which you may make subsequent Purchase Payments (see “Operation of the Guaranteed Withdrawal Benefit — Restrictions on Subsequent Purchase Payments”); and
•	the Payment Enhancement Rate, which is the percentage by which the GWB Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see “Operation of the Guaranteed Withdrawal Benefit — Payment Enhancement Feature”).
Different Versions of the GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE
GWB Rider	Date First Available	Date Last Available	GWB Withdrawal Rate		GWB Purchase Payment Period	Payment Enhancement Rate
GWB v1	May 2, 2016	—	if first withdrawal taken before 5th contract anniversary	5.0%	120 days from contract issue date	150%
			if first withdrawal taken on or after 5th contract anniversary but before 10th contract anniversary	6.0%
			if first withdrawal taken on or after 10th contract anniversary	7.0%

Guaranteed Lifetime Withdrawal Benefit
If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in “Operation of the GLWB” below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider: Level and Expedite (see “GLWB Variations” below.)
The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see “Managing Your Withdrawals” below).
You may purchase FlexChoice Access if you are at least age 50 and not older than age 85 on the effective date of your contract. Please refer to the GLWB Rate Table below for more information. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 are issued with the FlexChoice version of GLWB. FlexChoice is no longer available for purchase. You may not select this rider together with the GWB v1 rider. Once selected, the GLWB rider may not be terminated except as stated below.
Summary of the GLWB
The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called “Operation of the GLWB.”
The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). The GLWB rider does not guarantee lifetime income if your Account Value is reduced to zero due to a withdrawal prior to the Lifetime Withdrawal Age or a withdrawal that is an Excess Withdrawal (see “Managing Your Withdrawals” below).
Under the GLWB rider, we calculate a Benefit Base (the “Benefit Base”) that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the “Annual Benefit Payment”) without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.
It is important to recognize that the Benefit Base is not available to be taken as a lump sum or paid as a death benefit and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the “Guaranteed Principal Adjustment Eligibility Date”) the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See “Cancellation and Guaranteed Principal Adjustment” below.)
While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section “Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB — Potential Restrictions on Subsequent Purchase Payments” occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.

Operation of the GLWB
The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the “Benefit Base” and “Annual Benefit Payment” sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.
(See Appendix D for examples illustrating the operation of the GLWB.)
Benefit Base. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the “Annual Benefit Payment”), we multiply the Benefit Base by the GLWB Withdrawal Rate (see “GLWB Rate Table”) while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see “GLWB Rate Table” below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a “Proportional Adjustment”). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a “Non-Excess Withdrawal.” If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an “Excess Withdrawal.” Depending on the relative amounts of the Benefit Base and the Account Value, such Proportional Adjustment may result in a significant reduction to the Benefit Base (particularly when the Account Value is lower than the Benefit Base), and could have the effect of reducing or eliminating the total amount you are guaranteed to receive under the GLWB rider (see “Managing Your Withdrawals” below).
On each contract anniversary on or before the Rollup Rate Period End Date (see “GLWB Rate Table”), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see “GLWB Rate Table”) multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see “Automatic Step-Up” below).
Annual Benefit Payment. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see “GLWB Rate Table”). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.
Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the “Remaining Annual Benefit Payment.” If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.
As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.

If your contract is subject to Required Minimum Distributions (see “Required Minimum Distributions” below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.
You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see “Access To Your Money — Systematic Withdrawal Program”). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.
It is important to note:
•	If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see “GLWB Rate Table”) multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.
•	If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.
•	If your Account Value is reduced to zero due to a withdrawal prior to the Lifetime Withdrawal Age or because you make an Excess Withdrawal, lifetime payments are not available, no further benefits will be payable under the GLWB rider, and the GLWB rider will terminate.
•	Joint Lifetime Guarantee Rate option: If your contract has not been continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see “GLWB Rate Table”.)
•	While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.
•	If you have selected the GLWB rider, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the GLWB rider, because the Benefit Base may not be increased by the Rollup Rate and the GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see “GLWB Rate Table”). As shown in the GLWB Rate Table, waiting to take your first withdrawal may result in a higher GLWB Withdrawal Rate. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.
•	For FlexChoice only: You may elect to receive the commuted value of lifetime payments under the GLWB rider in a lump sum instead of lifetime payments. We will determine the amount of the lump sum as of the date the Account Value is reduced to zero, based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. When we determine the amount of the lump sum, we will calculate the present value by discounting the value of the stream of Annual Benefit Payments that would have been payable to you over your expected lifetime. In calculating the present value, we will determine the amount and number of Annual Benefit Payments (that is, the number of payments you would have received over your expected lifetime), and the discount rate for calculating the present value of those payments, based on life expectancy assumptions and interest rate conditions at the time of the calculation. The lump sum we offer you will be at least 90% of the present value that was calculated and will be determined in a nondiscriminatory manner (as required in New York State). We will send you a Notice that specifies the amount of the Annual Benefit Payments, on the one hand, and the amount of the lump sum offered, on the other, so that you can make your decision as to which option to elect. You will have at least 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.
GLWB Variations. We currently offer two variations of the GLWB rider. The two variations are Level and Expedite. For FlexChoice Access, these variations are referred to as “FlexChoice Access Level” and “FlexChoice Access Expedite,” For FlexChoice, the variations are referred to as “FlexChoice Level” and “FlexChoice Expedite.” The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.
Prior to issuance, you must select either:
•	Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or
•	Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see “GLWB Rate Table”).
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the
Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Benefit Base in the same proportion that the withdrawal (including any withdrawal charge) reduces the Account Value and reduce the Annual Benefit Payment to the new Benefit Base multiplied by the applicable GLWB Withdrawal Rate. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. If you take a withdrawal prior to the Lifetime Withdrawal Age, we will recalculate the Benefit Base in the same proportion that the withdrawal (including any withdrawal charge) reduces the Account Value. These reductions in the Benefit Base caused by withdrawals prior to the Lifetime Withdrawal Age, and in the Benefit Base and the Annual Benefit Payment caused by Excess Withdrawals, may be significant. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. An Excess Withdrawal (or any withdrawal prior to Lifetime Withdrawal Age) that reduces the Account Value to zero will terminate the contract and cause lifetime payments to not be available.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Benefit Base and Annual Benefit Payment by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix D, “Withdrawals – Withdrawals After the Lifetime Withdrawal Age – Excess Withdrawals.”
You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining

Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.
Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See “Expenses — Withdrawal Charges.”)
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).
If:
(1)    you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;
(2)    you do not take additional withdrawals outside of these two programs; and
(3)    your Remaining Annual Benefit Payment for the Contract Year is equal to zero;
we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.
See “Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB” below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.
Automatic Step-Up. On each contract anniversary prior to the contract Owner’s 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).
The Automatic Step-Up:
•	will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;
•	will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and
•	may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.
In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation Restrictions for

Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB” will no longer apply. The contract, however, will continue.
If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) – (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value such Purchase Payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GLWB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GLWB rider for its Guaranteed Principal Adjustment feature.
Investment Allocation Restrictions. For a detailed description of the GLWB investment allocation restrictions see “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”
Restrictions on Subsequent Purchase Payments. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in “Expenses — Withdrawal Charge” (also see “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program”).
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% Federal income tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GLWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base under the GLWB rider at the time of the withdrawal, if the Benefit Base is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, “you” always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.
GLWB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
Termination of the GLWB Rider. The GLWB rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);
(2)    the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see “Spousal Continuation” below);
(5)    the death of the Owner after the first Spousal Continuation;
(6)    a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(7)    the effective date of the cancellation of the rider; or
(8)    the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.
Spousal Continuation. Subject to the Minimum Spousal Age (see “GLWB Rate Table”), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in “Operation of the GLWB” and provided the GLWB is not terminated or cancelled (see “Termination of the GLWB Rider” above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.
If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner’s death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.
If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see “GLWB Rate Table”) to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see “GLWB Rate Table”).

The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.
Guaranteed Lifetime Withdrawal Benefit and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary’s death).
If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.
Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). .
Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.
To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
GLWB Rate Table
The GLWB Rate Table lists the following for the GLWB rider.
•	Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.
•	Rollup Rate Period End Date: The period of time following the contract issue date during which the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base.
•	GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the “Annual Benefit Payment”) such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB — see “Operation of the GLWB — Managing Your Withdrawals.”) For IRAs and other Qualified Contracts, also see “Operation of the GLWB — Required Minimum Distributions.”
•	GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see “Annual Benefit Payment” above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life
•	Joint Lifetime Guarantee Rate option: At the time your Account Value is reduced to zero, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see “Annual Benefit Payment” above); we will then begin making monthly payments using the applicable Single Lifetime Guarantee Rate unless you elect to have your Annual Benefit Payments paid for the life of you and your spouse using the applicable Joint Lifetime Guarantee Rate. You may elect a Joint Lifetime Guarantee rate only if 1) your spouse is no younger than the Minimum Spousal Age and 2) your contract has not been continued under the Spousal Continuation provision described above.
Different Versions of the GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE
FlexChoice Access Level
Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
11/12/18	—	5.00%	10 th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	4.35%	4.35%	3.35%
						65 to less than 75	5.35%	5.35%	4.35%
						75 to less than 80	5.60%	5.60%	4.60%
						80+	6.10%	6.10%	5.10%

Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
07/23/18	11/11/18	5.00%	10 th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	4.25%	4.25%	3.25%
						65 to less than 75	5.25%	5.25%	4.25%
						75 to less than 80	5.50%	5.50%	4.50%
						80+	6.00%	6.00%	5.00%

Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
02/12/18	07/22/18	5.00%	10 th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	4.00%	4.00%	3.00%
						65 to less than 75	5.00%	5.00%	4.00%
						75 to less than 80	5.25%	5.25%	4.25%
						80+	5.75%	5.75%	4.75%

FlexChoice Access Expedite
Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
11/12/18	—	5.00%	10 th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	5.00%	79 or younger	3.75%	2.75%
								80+	4.00%	3.00%
						65 to less than 75	6.00%	79 or younger	4.75%	3.75%
								80+	5.00%	4.00%
						75 to less than 80	6.00%	79 or younger	4.75%	3.75%
								80+	5.00%	4.00%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.75%	4.75%

Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
07/23/18	11/11/18	5.00%	10 th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	5.00%	79 or younger	3.50%	2.50%
								80+	3.75%	2.75%
						65 to less than 75	6.00%	79 or younger	4.50%	3.50%
								80+	4.75%	3.75%
						75 to less than 80	6.00%	79 or younger	4.50%	3.50%
								80+	4.75%	3.75%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.50%	4.50%

Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
02/12/18	07/22/18	5.00%	10 th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least age 50 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	5.00%	79 or younger	3.00%	2.00%
								80+	3.25%	2.25%
						65 to less than 75	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						75 to less than 80	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.00%	4.00%

FlexChoice Level
Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
05/02/16	02/11/18	5.00%	10 th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least age 60 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 4 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	4.00%	4.00%	3.00%
						65 to less than 75	5.00%	5.00%	3.60%
						75 to less than 80	5.25%	5.25%	4.25%
						80+	5.75%	5.75%	4.75%

FlexChoice Expedite
Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Issue Age / Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[1]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)
05/02/16	02/11/18	5.00%	10th Contract Anniversary	59 1⁄2	Minimum Issue Age: You must be at least age 60 years old at contract issue. Minimum Spousal Age: Your Spouse's Date of Birth may not be more than 4 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1⁄2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate
						59 1⁄2 to less than 65	5.00%	79 or younger	3.00%	2.00%
								80+	3.25%	2.25%
						65 to less than 75	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						75 to less than 80	6.00%	79 or younger	4.00%	3.00%
								80+	4.25%	3.25%
						80+	6.75%	79 or younger	N/A	N/A
								80+	5.00%	4.00%
1. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

8.    PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
9.    DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information). This death benefit is described below.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract’s Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit (Principal Protection)
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.
(See Appendix E for examples of the standard death benefit.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will required that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
10. FEDERAL INCOME TAX STATUS
Special Distribution Rules During 2020: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (“RMD”) for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments”

exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits and Guaranteed Lifetime Withdrawal Benefits
If you have purchased the GWB v1 or GLWB, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments)
are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase
Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits and Guaranteed Lifetime Withdrawal Benefits
If you have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.

A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first
$10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
11. OTHER INFORMATION
Brighthouse Life Insurance Company of NY
Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 285 Madison Avenue, New York, NY 10017.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Lifetime Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase
Payment is made, along with annual trail commissions up to 1% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2019, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the
Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday
•	In writing to our Annuity Service Center
•	By fax at (877) 547-9666 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
Table of Contents of the Statement of Additional Information
Company
Services
Independent Registered Public Accounting Firm
Additional Information
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Financial Statements

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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2019. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents
Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Guaranteed Minimum Income Benefits and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing an optional Guaranteed Minimum Income Benefit or Guaranteed Withdrawal Benefit will result in a higher overall charge.

Class S – L Share Option
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Sub-Account (Class III)
04/30/2018 to 12/31/2018	21.343745	19.654822	0.0000
01/01/2019 to 12/31/2019	19.654822	22.720405	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2016 to 12/31/2016	12.142181	12.109381	0.0000
01/01/2017 to 12/31/2017	12.109381	13.506987	0.0000
01/01/2018 to 12/31/2018	13.506987	12.333950	0.0000
01/01/2019 to 12/31/2019	12.333950	14.296335	0.0000
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.993919	10.353727	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
05/02/2016 to 12/31/2016	12.681909	13.073805	0.0000
01/01/2017 to 12/31/2017	13.073805	14.998382	0.0000
01/01/2018 to 12/31/2018	14.998382	14.087170	0.0000
01/01/2019 to 12/31/2019	14.087170	16.529268	0.0000
American Funds® Growth Allocation Sub-Account (Class C)
05/02/2016 to 12/31/2016	12.670647	13.246649	0.0000
01/01/2017 to 12/31/2017	13.246649	15.780524	0.0000
01/01/2018 to 12/31/2018	15.780524	14.596011	0.0000
01/01/2019 to 12/31/2019	14.596011	17.715202	0.0000
American Funds® Growth Sub-Account (Class C)
02/12/2018 to 12/31/2018	18.960647	18.234639	0.0000
01/01/2019 to 12/31/2019	18.234639	23.331033	0.0000
American Funds® Moderate Allocation Sub-Account (Class C)
05/02/2016 to 12/31/2016	12.472049	12.732512	0.0000
01/01/2017 to 12/31/2017	12.732512	14.120348	0.0000
01/01/2018 to 12/31/2018	14.120348	13.386754	0.0000
01/01/2019 to 12/31/2019	13.386754	15.264588	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2016 to 12/31/2016	10.267305	10.546963	74,808.1562
01/01/2017 to 12/31/2017	10.546963	11.369123	69,208.8407
01/01/2018 to 12/31/2018	11.369123	10.451084	57,108.5784
01/01/2019 to 12/31/2019	10.451084	12.302975	52,651.6040
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2016 to 12/31/2016	11.441021	11.567222	44,448.2537
01/01/2017 to 12/31/2017	11.567222	12.867054	42,129.0965
01/01/2018 to 12/31/2018	12.867054	11.722540	51,966.3961
01/01/2019 to 12/31/2019	11.722540	13.881206	48,225.9441
BlackRock High Yield Sub-Account (Class B)
02/12/2018 to 12/31/2018	26.878381	25.884071	0.0000
01/01/2019 to 12/31/2019	25.884071	29.183773	0.0000
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2016 to 12/31/2016	15.274808	16.147177	18,863.2862
01/01/2017 to 12/31/2017	16.147177	19.487650	18,013.8841
01/01/2018 to 12/31/2018	19.487650	17.203094	17,579.7788
01/01/2019 to 12/31/2019	17.203094	21.528815	17,144.0284
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2016 to 12/31/2016	12.232265	12.571123	25,980.9397
01/01/2017 to 12/31/2017	12.571123	14.603857	23,904.1502
01/01/2018 to 12/31/2018	14.603857	13.279294	21,893.1709
01/01/2019 to 12/31/2019	13.279294	16.107897	19,905.7952
Brighthouse Small Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	28.966967	25.033751	0.0000
01/01/2019 to 12/31/2019	25.033751	31.646794	0.0000
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
02/12/2018 to 12/31/2018	11.395499	9.646634	80,630.3762
01/01/2019 to 12/31/2019	9.646634	11.434745	69,036.6991
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
02/12/2018 to 12/31/2018	11.593905	11.342233	0.0000
01/01/2019 to 12/31/2019	11.342233	11.916855	0.0000
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
02/12/2018 to 12/31/2018	9.626590	9.522057	0.0000
01/01/2019 to 12/31/2019	9.522057	9.780866	0.0000
Clarion Global Real Estate Sub-Account (Class B)
02/12/2018 to 12/31/2018	17.452751	16.753995	23,545.4484
01/01/2019 to 12/31/2019	16.753995	20.527481	19,519.4185
Harris Oakmark International Sub-Account (Class B)
02/12/2018 to 12/31/2018	31.143229	23.029586	0.0000
01/01/2019 to 12/31/2019	23.029586	28.150546	0.0000
Invesco Balanced-Risk Allocation Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.060402	1.116680	776,632.5944
01/01/2017 to 12/31/2017	1.116680	1.205899	720,485.9478
01/01/2018 to 12/31/2018	1.205899	1.107503	600,879.1634
01/01/2019 to 12/31/2019	1.107503	1.253326	556,049.2250

APPENDIX A
Condensed Financial Information (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
02/12/2018 to 12/31/2018	19.569111	17.090500	15,120.3401
01/01/2019 to 12/31/2019	17.090500	20.964136	14,113.7114
Invesco Small Cap Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	32.115829	29.059788	0.0000
01/01/2019 to 12/31/2019	29.059788	35.490326	0.0000
JPMorgan Core Bond Sub-Account (Class B)
02/12/2018 to 12/31/2018	10.564566	10.591556	0.0000
01/01/2019 to 12/31/2019	10.591556	11.251539	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.193798	1.198324	0.0000
01/01/2017 to 12/31/2017	1.198324	1.372380	0.0000
01/01/2018 to 12/31/2018	1.372380	1.250258	0.0000
01/01/2019 to 12/31/2019	1.250258	1.434921	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
05/02/2016 to 12/31/2016	1.010658	1.009417	0.0000
01/01/2017 to 12/31/2017	1.009417	1.144449	0.0000
01/01/2018 to 04/30/2018	1.144449	1.114436	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
02/12/2018 to 12/31/2018	20.462869	18.973041	0.0000
01/01/2019 to 12/31/2019	18.973041	23.751945	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
02/12/2018 to 12/31/2018	15.834425	14.326837	11,678.2905
01/01/2019 to 12/31/2019	14.326837	17.379049	11,230.0852
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.187943	1.196832	0.0000
01/01/2017 to 12/31/2017	1.196832	1.357585	0.0000
01/01/2018 to 12/31/2018	1.357585	1.236814	0.0000
01/01/2019 to 12/31/2019	1.236814	1.477747	0.0000
MFS ® Research International Sub-Account (Class B)
02/12/2018 to 12/31/2018	17.426613	14.862170	16,622.8646
01/01/2019 to 12/31/2019	14.862170	18.720776	16,046.1610
PanAgora Global Diversified Risk Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.022252	1.044987	0.0000
01/01/2017 to 12/31/2017	1.044987	1.155124	0.0000
01/01/2018 to 12/31/2018	1.155124	1.047753	0.0000
01/01/2019 to 12/31/2019	1.047753	1.254771	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
02/12/2018 to 12/31/2018	13.619200	13.346394	22,389.4060
01/01/2019 to 12/31/2019	13.346394	14.185339	20,434.2339
PIMCO Total Return Sub-Account (Class B)
02/12/2018 to 12/31/2018	16.698447	16.669187	66,179.9892
01/01/2019 to 12/31/2019	16.669187	17.748313	71,496.3623

APPENDIX A
Condensed Financial Information (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
05/02/2016 to 12/31/2016	11.227197	11.375720	0.0000
01/01/2017 to 12/31/2017	11.375720	13.007310	177.4688
01/01/2018 to 04/30/2018	13.007310	12.422165	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.215840	1.228578	6,877.9069
01/01/2017 to 12/31/2017	1.228578	1.378547	7,375.7634
01/01/2018 to 12/31/2018	1.378547	1.225619	7,931.4763
01/01/2019 to 12/31/2019	1.225619	1.461741	7,651.5295
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.993919	10.353727	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
05/02/2016 to 12/31/2016	14.138558	14.430145	0.0000
01/01/2017 to 12/31/2017	14.430145	16.413141	0.0000
01/01/2018 to 12/31/2018	16.413141	15.060229	0.0000
01/01/2019 to 12/31/2019	15.060229	17.683263	0.0000
SSGA Growth ETF Sub-Account (Class B)
05/02/2016 to 12/31/2016	13.947869	14.394199	0.0000
01/01/2017 to 12/31/2017	14.394199	16.905948	0.0000
01/01/2018 to 12/31/2018	16.905948	15.142799	0.0000
01/01/2019 to 12/31/2019	15.142799	18.201519	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	91.402969	82.485119	7,960.8586
01/01/2019 to 12/31/2019	82.485119	102.444612	7,069.1790
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	21.620919	20.599114	0.0000
01/01/2019 to 12/31/2019	20.599114	26.504019	0.0000
Victory Sycamore Mid Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	37.517880	33.960319	25,203.0162
01/01/2019 to 12/31/2019	33.960319	43.000882	21,632.7146
Wells Capital Management Mid Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	24.126006	21.339236	0.0000
01/01/2019 to 12/31/2019	21.339236	28.391441	0.0000
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2016 to 12/31/2016	10.845145	10.535681	0.0000
01/01/2017 to 12/31/2017	10.535681	10.611992	259.3140
01/01/2018 to 12/31/2018	10.611992	10.409652	0.0000
01/01/2019 to 12/31/2019	10.409652	10.984607	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
02/12/2018 to 12/31/2018	11.994008	9.906067	0.0000
01/01/2019 to 12/31/2019	9.906067	12.875879	0.0000
BlackRock Bond Income Sub-Account (Class B)
04/30/2018 to 12/31/2018	51.719770	51.783377	0.0000
01/01/2019 to 12/31/2019	51.783377	55.690513	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Capital Appreciation Sub-Account (Class B)
04/30/2018 to 12/31/2018	59.072703	55.327607	0.0000
01/01/2019 to 12/31/2019	55.327607	71.973922	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
05/02/2016 to 12/31/2016	9.176429	9.073801	0.0000
01/01/2017 to 12/31/2017	9.073801	8.964457	0.0000
01/01/2018 to 12/31/2018	8.964457	8.935536	0.0000
01/01/2019 to 12/31/2019	8.935536	8.936490	0.0000
Brighthouse Asset Allocation 20 Sub-Account (Class B)
05/02/2016 to 12/31/2016	13.546598	13.635755	50,232.4783
01/01/2017 to 12/31/2017	13.635755	14.314495	46,583.0156
01/01/2018 to 12/31/2018	14.314495	13.683796	16,288.0358
01/01/2019 to 12/31/2019	13.683796	15.009523	15,507.0480
Brighthouse Asset Allocation 40 Sub-Account (Class B)
05/02/2016 to 12/31/2016	14.160500	14.483189	47,896.7965
01/01/2017 to 12/31/2017	14.483189	15.731619	44,360.0982
01/01/2018 to 12/31/2018	15.731619	14.762071	40,952.2655
01/01/2019 to 12/31/2019	14.762071	16.751583	38,479.7744
Brighthouse Asset Allocation 60 Sub-Account (Class B)
05/02/2016 to 12/31/2016	14.613924	15.121141	411,327.0474
01/01/2017 to 12/31/2017	15.121141	17.031597	372,036.4363
01/01/2018 to 12/31/2018	17.031597	15.693758	344,773.0983
01/01/2019 to 12/31/2019	15.693758	18.398508	323,083.0678
Brighthouse Asset Allocation 80 Sub-Account (Class B)
05/02/2016 to 12/31/2016	14.553336	15.261210	123,024.6805
01/01/2017 to 12/31/2017	15.261210	17.853113	107,157.5406
01/01/2018 to 12/31/2018	17.853113	16.102433	96,919.9384
01/01/2019 to 12/31/2019	16.102433	19.558050	91,573.4577
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	23.407162	20.389893	0.0000
01/01/2019 to 12/31/2019	20.389893	24.707736	0.0000
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
02/12/2018 to 12/31/2018	25.335100	20.076639	0.0000
01/01/2019 to 12/31/2019	20.076639	24.248482	0.0000
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
02/12/2018 to 12/31/2018	25.198744	25.009170	5,884.7145
01/01/2019 to 12/31/2019	25.009170	32.074219	5,832.3887
Frontier Mid Cap Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	23.558658	21.979897	0.0000
01/01/2019 to 12/31/2019	21.979897	28.662602	0.0000
Jennison Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	28.108956	26.625979	0.0000
01/01/2019 to 12/31/2019	26.625979	34.631534	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
05/02/2016 to 12/31/2016	15.669171	15.327044	0.0000
01/01/2017 to 12/31/2017	15.327044	15.488872	0.0000
01/01/2018 to 12/31/2018	15.488872	15.128748	0.0000
01/01/2019 to 12/31/2019	15.128748	16.090493	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
02/12/2018 to 12/31/2018	31.157647	28.013764	0.0000
01/01/2019 to 12/31/2019	28.013764	34.523748	0.0000
MetLife MSCI EAFE® Index Sub-Account (Class G)
02/12/2018 to 12/31/2018	15.067990	12.885054	0.0000
01/01/2019 to 12/31/2019	12.885054	15.378194	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
02/12/2018 to 12/31/2018	29.990422	26.968326	0.0000
01/01/2019 to 12/31/2019	26.968326	33.146132	0.0000
MetLife Stock Index Sub-Account (Class B)
02/12/2018 to 12/31/2018	23.760581	22.364086	6,326.0726
01/01/2019 to 12/31/2019	22.364086	28.716253	3,166.6397
MFS ® Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	27.894842	24.905858	0.0000
01/01/2019 to 12/31/2019	24.905858	31.746435	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
02/12/2018 to 12/31/2018	24.168301	22.634857	5,710.9627
01/01/2019 to 12/31/2019	22.634857	28.754093	5,366.7574
T. Rowe Price Large Cap Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	13.201917	12.516155	0.0000
01/01/2019 to 12/31/2019	12.516155	16.045266	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
02/12/2018 to 12/31/2018	29.418184	28.102875	0.0000
01/01/2019 to 12/31/2019	28.102875	31.514717	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
02/12/2018 to 12/31/2018	15.890272	15.934584	0.0000
01/01/2019 to 12/31/2019	15.934584	16.546652	0.0000
Class S
1.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Sub-Account (Class III)
04/30/2018 to 12/31/2018	23.616609	21.850331	0.0000
01/01/2019 to 12/31/2019	21.850331	25.435737	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2016 to 12/31/2016	12.576099	12.600455	46,019.9482
01/01/2017 to 12/31/2017	12.600455	14.153147	45,509.3407
01/01/2018 to 12/31/2018	14.153147	13.015331	45,028.9528
01/01/2019 to 12/31/2019	13.015331	15.192078	36,210.7756

APPENDIX A
Condensed Financial Information (continued)
1.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.996220	10.405081	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
05/02/2016 to 12/31/2016	13.415039	13.893905	119,558.8222
01/01/2017 to 12/31/2017	13.893905	16.050800	113,914.1268
01/01/2018 to 12/31/2018	16.050800	15.182185	100,299.4503
01/01/2019 to 12/31/2019	15.182185	17.939219	81,258.5772
American Funds® Growth Allocation Sub-Account (Class C)
05/02/2016 to 12/31/2016	13.403194	14.077654	66,326.0971
01/01/2017 to 12/31/2017	14.077654	16.887881	43,489.2520
01/01/2018 to 12/31/2018	16.887881	15.730642	11,005.1696
01/01/2019 to 12/31/2019	15.730642	19.226391	11,860.1242
American Funds® Growth Sub-Account (Class C)
02/12/2018 to 12/31/2018	20.308623	19.652054	0.0000
01/01/2019 to 12/31/2019	19.652054	25.321181	12,418.8893
American Funds® Moderate Allocation Sub-Account (Class C)
05/02/2016 to 12/31/2016	13.192991	13.531150	42,846.9017
01/01/2017 to 12/31/2017	13.531150	15.111106	41,023.2014
01/01/2018 to 12/31/2018	15.111106	14.427262	38,980.5397
01/01/2019 to 12/31/2019	14.427262	16.566589	37,689.1118
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2016 to 12/31/2016	10.636323	10.976834	57,060.3737
01/01/2017 to 12/31/2017	10.976834	11.915366	55,625.7830
01/01/2018 to 12/31/2018	11.915366	11.030630	53,035.3170
01/01/2019 to 12/31/2019	11.030630	13.076401	43,817.6498
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2016 to 12/31/2016	11.849923	12.036352	114,757.3909
01/01/2017 to 12/31/2017	12.036352	13.482653	113,812.1458
01/01/2018 to 12/31/2018	13.482653	12.370186	108,131.7424
01/01/2019 to 12/31/2019	12.370186	14.750985	96,948.8420
BlackRock High Yield Sub-Account (Class B)
02/12/2018 to 12/31/2018	31.236157	30.267000	0.0000
01/01/2019 to 12/31/2019	30.267000	34.365051	1,234.4978
Brighthouse Asset Allocation 100 Sub-Account (Class B)
05/02/2016 to 12/31/2016	16.555759	17.582666	3,068.1556
01/01/2017 to 12/31/2017	17.582666	21.368639	3,068.1556
01/01/2018 to 12/31/2018	21.368639	18.996933	3,068.1556
01/01/2019 to 12/31/2019	18.996933	23.940670	0.0000
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2016 to 12/31/2016	12.669410	13.080921	153,789.9976
01/01/2017 to 12/31/2017	13.080921	15.302465	158,762.3639
01/01/2018 to 12/31/2018	15.302465	14.012881	125,489.9314
01/01/2019 to 12/31/2019	14.012881	17.117108	111,234.8295
Brighthouse Small Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	32.353480	28.133790	0.0000
01/01/2019 to 12/31/2019	28.133790	35.815465	0.0000
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
02/12/2018 to 12/31/2018	12.377346	10.542803	0.0000
01/01/2019 to 12/31/2019	10.542803	12.584814	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
02/12/2018 to 12/31/2018	12.244469	12.052880	0.0000
01/01/2019 to 12/31/2019	12.052880	12.752437	0.0000
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
02/12/2018 to 12/31/2018	10.096097	10.048326	0.0000
01/01/2019 to 12/31/2019	10.048326	10.393934	0.0000
Clarion Global Real Estate Sub-Account (Class B)
02/12/2018 to 12/31/2018	19.222476	18.567222	0.0000
01/01/2019 to 12/31/2019	18.567222	22.908847	0.0000
Harris Oakmark International Sub-Account (Class B)
02/12/2018 to 12/31/2018	34.918226	25.981295	0.0000
01/01/2019 to 12/31/2019	25.981295	31.981662	2,986.1855
Invesco Balanced-Risk Allocation Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.090702	1.153930	246,916.1559
01/01/2017 to 12/31/2017	1.153930	1.254851	245,951.1896
01/01/2018 to 12/31/2018	1.254851	1.160605	243,807.2971
01/01/2019 to 12/31/2019	1.160605	1.322644	241,755.6268
Invesco Comstock Sub-Account (Class B)
02/12/2018 to 12/31/2018	21.403678	18.808585	0.0000
01/01/2019 to 12/31/2019	18.808585	23.233618	0.0000
Invesco Small Cap Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	36.011870	32.787155	0.0000
01/01/2019 to 12/31/2019	32.787155	40.323819	681.7206
JPMorgan Core Bond Sub-Account (Class B)
02/12/2018 to 12/31/2018	10.032223	10.120150	0.0000
01/01/2019 to 12/31/2019	10.120150	10.826263	10,682.5573
JPMorgan Global Active Allocation Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.227907	1.238294	89,222.3139
01/01/2017 to 12/31/2017	1.238294	1.428084	88,068.5608
01/01/2018 to 12/31/2018	1.428084	1.310200	91,817.3243
01/01/2019 to 12/31/2019	1.310200	1.514277	42,812.5315
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
05/02/2016 to 12/31/2016	1.025104	1.028607	5,120.6640
01/01/2017 to 12/31/2017	1.028607	1.174371	5,061.4173
01/01/2018 to 04/30/2018	1.174371	1.146187	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
02/12/2018 to 12/31/2018	22.225116	20.734709	0.0000
01/01/2019 to 12/31/2019	20.734709	26.139619	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account (Class B))
02/12/2018 to 12/31/2018	17.822956	16.226020	0.0000
01/01/2019 to 12/31/2019	16.226020	19.821092	1,905.0473
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.217393	1.232206	799,325.9941
01/01/2017 to 12/31/2017	1.232206	1.407495	782,146.5193
01/01/2018 to 12/31/2018	1.407495	1.291347	760,477.5771
01/01/2019 to 12/31/2019	1.291347	1.553738	617,212.5968

APPENDIX A
Condensed Financial Information (continued)
1.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
02/12/2018 to 12/31/2018	19.614622	16.831932	0.0000
01/01/2019 to 12/31/2019	16.831932	21.350823	0.0000
PanAgora Global Diversified Risk Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.036867	1.064855	19,298.0070
01/01/2017 to 12/31/2017	1.064855	1.185329	18,947.4937
01/01/2018 to 12/31/2018	1.185329	1.082749	19,342.4105
01/01/2019 to 12/31/2019	1.082749	1.305787	18,224.7806
PIMCO Inflation Protected Bond Sub-Account (Class B)
02/12/2018 to 12/31/2018	15.105418	14.894543	0.0000
01/01/2019 to 12/31/2019	14.894543	15.941993	0.0000
PIMCO Total Return Sub-Account (Class B)
02/12/2018 to 12/31/2018	18.794427	18.877708	0.0000
01/01/2019 to 12/31/2019	18.877708	20.240972	871.5504
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
05/02/2016 to 12/31/2016	11.468534	11.674289	2,408.4220
01/01/2017 to 12/31/2017	11.674289	13.442154	2,380.4847
01/01/2018 to 04/30/2018	13.442154	12.866802	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
05/02/2016 to 12/31/2016	1.250576	1.269555	21,370.0763
01/01/2017 to 12/31/2017	1.269555	1.434500	21,210.7255
01/01/2018 to 12/31/2018	1.434500	1.284378	43,051.3752
01/01/2019 to 12/31/2019	1.284378	1.542578	42,583.1586
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.996220	10.405081	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
05/02/2016 to 12/31/2016	15.227105	15.613411	11,151.8394
01/01/2017 to 12/31/2017	15.613411	17.883347	8,385.4711
01/01/2018 to 12/31/2018	17.883347	16.525220	8,208.2599
01/01/2019 to 12/31/2019	16.525220	19.539675	8,146.1529
SSGA Growth ETF Sub-Account (Class B)
05/02/2016 to 12/31/2016	15.021813	15.574592	9,058.6098
01/01/2017 to 12/31/2017	15.574592	18.420373	6,216.9745
01/01/2018 to 12/31/2018	18.420373	16.615912	6,216.9745
01/01/2019 to 12/31/2019	16.615912	20.112448	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	102.638211	93.198303	0.0000
01/01/2019 to 12/31/2019	93.198303	116.563008	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	24.336808	23.330359	0.0000
01/01/2019 to 12/31/2019	23.330359	30.229009	918.4125
Victory Sycamore Mid Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	43.306099	39.442673	0.0000
01/01/2019 to 12/31/2019	39.442673	50.293405	0.0000
Wells Capital Management Mid Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	26.572355	23.648721	0.0000
01/01/2019 to 12/31/2019	23.648721	31.685075	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2016 to 12/31/2016	11.232697	10.962936	5,016.8190
01/01/2017 to 12/31/2017	10.962936	11.119689	5,196.3435
01/01/2018 to 12/31/2018	11.119689	10.984715	5,032.2186
01/01/2019 to 12/31/2019	10.984715	11.672845	4,437.6767
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
02/12/2018 to 12/31/2018	19.042421	15.825041	0.0000
01/01/2019 to 12/31/2019	15.825041	20.713773	0.0000
BlackRock Bond Income Sub-Account (Class B)
04/30/2018 to 12/31/2018	65.938205	66.330211	0.0000
01/01/2019 to 12/31/2019	66.330211	71.835899	580.9458
BlackRock Capital Appreciation Sub-Account (Class B)
04/30/2018 to 12/31/2018	69.640565	65.532996	0.0000
01/01/2019 to 12/31/2019	65.532996	85.848550	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
05/02/2016 to 12/31/2016	23.436785	23.282485	0.0000
01/01/2017 to 12/31/2017	23.282485	23.163058	0.0000
01/01/2018 to 12/31/2018	23.163058	23.251408	23,296.6854
01/01/2019 to 12/31/2019	23.251408	23.417235	0.0000
Brighthouse Asset Allocation 20 Sub-Account (Class B)
05/02/2016 to 12/31/2016	14.701665	14.867256	1,370.5653
01/01/2017 to 12/31/2017	14.867256	15.716601	1,430.7109
01/01/2018 to 12/31/2018	15.716601	15.130265	1,376.0374
01/01/2019 to 12/31/2019	15.130265	16.712689	1,436.8878
Brighthouse Asset Allocation 40 Sub-Account (Class B)
05/02/2016 to 12/31/2016	15.140703	15.557750	20,118.4898
01/01/2017 to 12/31/2017	15.557750	17.017144	19,858.4400
01/01/2018 to 12/31/2018	17.017144	16.081199	19,521.9501
01/01/2019 to 12/31/2019	16.081199	18.376651	10,671.4179
Brighthouse Asset Allocation 60 Sub-Account (Class B)
05/02/2016 to 12/31/2016	16.179103	16.818496	22,699.3202
01/01/2017 to 12/31/2017	16.818496	19.076037	23,380.5707
01/01/2018 to 12/31/2018	19.076037	17.701827	23,036.2858
01/01/2019 to 12/31/2019	17.701827	20.898398	21,141.6933
Brighthouse Asset Allocation 80 Sub-Account (Class B)
05/02/2016 to 12/31/2016	16.639118	17.529578	47,799.2592
01/01/2017 to 12/31/2017	17.529578	20.650286	48,647.7391
01/01/2018 to 12/31/2018	20.650286	18.756968	47,996.0168
01/01/2019 to 12/31/2019	18.756968	22.942249	46,239.7770
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	58.087021	50.913055	0.0000
01/01/2019 to 12/31/2019	50.913055	62.127894	0.0000
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
02/12/2018 to 12/31/2018	27.037673	21.558742	0.0000
01/01/2019 to 12/31/2019	21.558742	26.221393	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities Sub-Account (Class B)
02/12/2018 to 12/31/2018	64.448618	64.360120	0.0000
01/01/2019 to 12/31/2019	64.360120	83.121405	0.0000
Frontier Mid Cap Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	92.108512	86.468723	0.0000
01/01/2019 to 12/31/2019	86.468723	113.550408	0.0000
Jennison Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	31.395394	29.923400	0.0000
01/01/2019 to 12/31/2019	29.923400	39.193724	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
05/02/2016 to 12/31/2016	17.709691	17.403595	302.7056
01/01/2017 to 12/31/2017	17.403595	17.710538	299.2029
01/01/2018 to 12/31/2018	17.710538	17.420948	295.9307
01/01/2019 to 12/31/2019	17.420948	18.658534	292.2707
MetLife Mid Cap Stock Index Sub-Account (Class G)
02/12/2018 to 12/31/2018	35.247845	31.887721	0.0000
01/01/2019 to 12/31/2019	31.887721	39.573964	0.0000
MetLife MSCI EAFE® Index Sub-Account (Class G)
02/12/2018 to 12/31/2018	17.244908	14.838036	0.0000
01/01/2019 to 12/31/2019	14.838036	17.833424	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
02/12/2018 to 12/31/2018	34.323033	31.055706	0.0000
01/01/2019 to 12/31/2019	31.055706	38.437901	0.0000
MetLife Stock Index Sub-Account (Class B)
02/12/2018 to 12/31/2018	88.630724	83.938619	0.0000
01/01/2019 to 12/31/2019	83.938619	108.536911	0.0000
MFS ® Value Sub-Account (Class B)
02/12/2018 to 12/31/2018	31.992558	28.741571	0.0000
01/01/2019 to 12/31/2019	28.741571	36.892939	1,132.4449
Neuberger Berman Genesis Sub-Account (Class B)
02/12/2018 to 12/31/2018	27.099828	25.537715	0.0000
01/01/2019 to 12/31/2019	25.537715	32.669566	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
02/12/2018 to 12/31/2018	36.418434	34.740726	0.0000
01/01/2019 to 12/31/2019	34.740726	44.849164	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
02/12/2018 to 12/31/2018	34.628869	33.285536	0.0000
01/01/2019 to 12/31/2019	33.285536	37.588693	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.15% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
02/12/2018 to 12/31/2018	18.705170	18.873519	0.0000
01/01/2019 to 12/31/2019	18.873519	19.736129	0.0000

Discontinued Investment Portfolios
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B) merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio (Class B); and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (Class B) (formerly, Pyramis Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio (Class B).

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. We restrict the investment choices available to you if you elect the GWB v1 rider or the GLWB rider. Please see “Purchase Payments — Investment Allocation Restrictions for Certain Riders” for more information about investment allocation and other Purchase Payment restrictions applicable to optional riders. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
BlackRock Variable Series Funds, Inc. — Class III
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.	BlackRock Advisors, LLC
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
AB International Bond Portfolio — Class B	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio — Class C	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio — Class C	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio — Class C	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio — Class C	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio — Class B	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio — Class B	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio — Class B	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio — Class B	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio — Class B	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Harris Oakmark International Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio — Class B	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio — Class B	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio — Class B	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio — Class B (formerly ClearBridge Aggressive Growth Portfolio)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio — Class B	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio — Class B	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio — Class B	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio — Class B	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Emerging Markets Enhanced Index Portfolio — Class B	Seeks to provide total return, primarily through capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc
SSGA Growth and Income ETF Portfolio — Class B	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio — Class B	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Baillie Gifford International Stock Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class B	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class B	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio — Class G	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio — Class G	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio — Class G	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio — Class G	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class B	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company

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APPENDIX C
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.
A.    GWB – Annual Benefit Payment Continuing When Account Value Reaches Zero
When you purchase a contract and elect the optional GWB rider:
•	your initial Account Value is equal to your initial Purchase Payment;
•	your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;
•	your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and
•	your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see “Living Benefits – Guaranteed Withdrawal Benefit (GWB) – GWB Rate Table”).
The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.

B.    GWB – Effect of an Excess Withdrawal
A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an “Excess Withdrawal.”

As described in Example A above, if you do not take Excess Withdrawals, the GWB rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.
If you do take an Excess Withdrawal, you will reduce the amount guaranteed be returned to you under the GWB rider. If you take an Excess Withdrawal, we will:
•	reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;
•	reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and
•	reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.
For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.
These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
C.    GWB — Excess Withdrawals — Single Withdrawal vs. Multiple Withdrawals
Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).
Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).
Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).

D.    GWB – How the Automatic Annual Step-Up Works
As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.
Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.
Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.
Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.
The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.
Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner’s 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.

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APPENDIX D
Guaranteed Lifetime Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.
Benefit Base
The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.
A. Withdrawals
Withdrawals Prior to the Lifetime Withdrawal Age
There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a “Proportional Adjustment”).
Example:
Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).
Withdrawals After the Lifetime Withdrawal Age
Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.
A “Non-Excess Withdrawal” is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.
An “Excess Withdrawal” is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.
The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.
Examples:
Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

Non-Excess Withdrawals
You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.
Excess Withdrawals
Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 – $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).
Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 – $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 – $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).
B. Rollup Rate
On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.
The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.
Example:
Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).
If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 × 5%).
If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.
After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.
C. Automatic Step-Up
On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.
At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).
Illustrative GLWB Example
The graph below is an illustration that incorporates several concepts of the GLWB rider.
Please note:
•	The graph assumes no withdrawals occur until after the Lifetime Withdrawal Age.
•	The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.
•	The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.
•	The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).
•	The graph shows the “Benefit Base had Automatic Step-Ups not occurred” for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).

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APPENDIX E
Principal Protection Death Benefit Example
The investment results shown in the example below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The example below does not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. All amounts are rounded to the nearest dollar.
The purpose of this example is to show how partial withdrawals reduce the standard death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2020	$100,000
B	Account Value	10/1/2021 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2021	$104,000 (= greater of A and B)
D	Account Value	10/1/2022 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2022	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2022	$9,000
G	Percentage Reduction in Account Value	10/2/2022	10% (= F/D)
H	Account Value after Withdrawal	10/2/2022	$81,000 (= D-F)
I	Purchase Payments reduced for Withdrawal	As of 10/2/2022	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2022	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2022 and 10/2/2022 are assumed to be equal prior to the withdrawal.
E-1

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Variable Annuity Account B
and
Brighthouse Life Insurance Company of NY
Class S
(offered on and after May 2, 2016)

Class S – L Share Option
(offered on and after May 2, 2016)
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2020, for the Individual Variable Deferred Annuity Contract that is described herein.
The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 10366, Des Moines, Iowa 50306-0366, or call (800) 343-8496.
This Statement of Additional Information is dated May 1, 2020.
SAI-0520BLNYS3
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2

COMPANY
Brighthouse Life Insurance Company of NY (“BLNY” or the “Company”) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. (Prior to February 12, 2001, the Company was known as First Cova Life Insurance Company, and prior to June 1, 1995, it was known as First Xerox Life Insurance Company.) BLNY is licensed to conduct business only in the State of New York.
BLNY is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company (“BLIC”). BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLNY's executive offices are located at 285 Madison Avenue, New York, NY 10017.
Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about August 4, 2017, MetLife, Inc. (“MetLife”) terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.
SERVICES
BLNY maintains certain books and records of Brighthouse Variable Annuity Account B (the “Separate Account”) and provides certain issuance and other administrative services for the Contracts. Pursuant to service agreements, certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLNY were performed by MetLife Services and Solutions, LLC for the period ended September 30, 2019, and by Computer Sciences Corporation for the period beginning October 1, 2019.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements and related financial statement schedules of Brighthouse Life Insurance Company of NY included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
CUSTODIAN
Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a
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broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Distributor was the recipient of these commissions thereafter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2019	$60,583,206	$0
2018	$51,344,997	$0
2017	$39,562,157	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2019 ranged from $200 to $830,531.* The amount of commissions paid to selected selling firms during 2019 ranged from $14 to $13,986,492. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2019 ranged from $214 to $14,776,669.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company.
The following list sets forth the names of selling firms that received additional compensation in 2019 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
AXA Network LLC
BB&T Investment Division of BB&T Securities, LLC
Beaconsfield Financial Services, Inc.
Benjamin R. Edwards & Co.
Berthel Fisher Company
BOK Financial Advisors
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Citizens Investment Services, Inc.
First Command Financial Planning, Inc.
Founders Financial Securities, LLC
FTB Advisors, Inc.
Girard Securities, Inc.
GWN Securities Corporation
Hazard & Siegel, Inc.
4

H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
KMS Financial Services, Inc.
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.
Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Merrill Lynch, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
Money Concepts Capital Corp
Navy Federal Brokerage Services, LLC
NEXT Financial Group, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Securities America, Inc.
Securities Service Network
Sigma Financial Corporation
Signator Investors, Inc.
Simplicity Financial Services
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
SWBC Investment Services, LLC
Synovus Securities, Inc.
TFS Securities, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica financial Advisors, Inc.
Triad Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners Financial Services
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
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The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
CALCULATION OF PERFORMANCE INFORMATION
Total Return
From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.
Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charge, GWB or GLWB rider charge. For purposes of calculating performance information, the GWB or GLWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
        P (1 + T)n  =  ERV
Where:
         P  =  a hypothetical initial payment of $1,000
         T  =  average annual total return
         n  =  number of years
ERV =	ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GWB or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio’s total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an
6

unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
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Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity
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Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.08% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
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457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k) : elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $57,000 and 100% of an employee’s compensation for 2020.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally
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must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
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FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are included herein.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Variable Annuity Account B (the "Separate Account") of Brighthouse
Life Insurance Company of NY (the "Company") comprising each of the individual
Sub-Accounts listed in Note 2.A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and
the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of
December 31, 2019, and the results of their operations for the year then ended
(or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

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   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE      STATEMENT OF
           ACCOUNT               OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI AB International     For the period from April 29, 2019 (commencement of operations) through
  Bond Sub-Account           December 31, 2019

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI SSGA Emerging        For the period from April 29, 2019 (commencement of operations) through
  Markets Enhanced Index     December 31, 2019
  Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global           For the year ended
  Allocation V.I.            December 31, 2019
  Sub-Account

------------------------------------------------------------------------------------------------------------------------------------

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   INDIVIDUAL SUB-ACCOUNTS      STATEMENTS OF
   COMPRISING THE SEPARATE       CHANGES IN
           ACCOUNT               NET ASSETS                                      FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI AB International
  Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI SSGA Emerging
  Markets Enhanced Index
  Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global           For the years ended December 31, 2019 and 2018
  Allocation V.I.            (commenced July 20, 2015 and began transactions in
  Sub-Account                2018)

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BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial

reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 2000.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                                                                  AMERICAN FUNDS(R)
                                                                                                                        BOND
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------

ASSETS:
   Investments at fair value.................................................................................   $          9,071,341
   Due from Brighthouse Life Insurance
     Company of NY...........................................................................................                     --
                                                                                                                --------------------
       Total Assets..........................................................................................              9,071,341
                                                                                                                --------------------
LIABILITIES:
   Accrued fees..............................................................................................                     27
   Due to Brighthouse Life Insurance
     Company of NY...........................................................................................                     --
                                                                                                                --------------------
       Total Liabilities.....................................................................................                     27
                                                                                                                --------------------

NET ASSETS...................................................................................................   $          9,071,314
                                                                                                                ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................................................................   $          9,071,314
   Net assets from contracts in payout.......................................................................                     --
                                                                                                                --------------------
       Total Net Assets......................................................................................   $          9,071,314
                                                                                                                ====================

 The accompanying notes are an integral part of these financial statements.

                                      1

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                 AMERICAN FUNDS(R)
                                           AMERICAN FUNDS(R)       GLOBAL SMALL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                             GLOBAL GROWTH        CAPITALIZATION           GROWTH            GROWTH-INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $        24,833,481  $         4,367,398  $        49,108,605  $         28,423,093
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                    1                   --                     6
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           24,833,482            4,367,399           49,108,605            28,423,099
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   32                   29                   10                    16
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    4                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   32                   29                   14                    16
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        24,833,450  $         4,367,370  $        49,108,591  $         28,423,083
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        24,833,450  $         4,367,370  $        49,065,470  $         28,395,318
   Net assets from contracts in payout..                   --                   --               43,121                27,765
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        24,833,450  $         4,367,370  $        49,108,591  $         28,423,083
                                          ===================  ===================  ===================  ====================

                                                                                           BHFTI                BHFTI
                                             BHFTI AB GLOBAL         BHFTI AB        AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                           DYNAMIC ALLOCATION   INTERNATIONAL BOND  BALANCED ALLOCATION   GROWTH ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $       135,837,591  $           136,545  $       216,959,634  $       114,487,902
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          135,837,591              136,545          216,959,635          114,487,902
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   43                    6                   19                   11
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    3                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   44                    9                   19                   12
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       135,837,547  $           136,536  $       216,959,616  $       114,487,890
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       135,837,547  $           136,536  $       216,926,550  $       114,487,890
   Net assets from contracts in payout..                   --                   --               33,066                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       135,837,547  $           136,536  $       216,959,616  $       114,487,890
                                          ===================  ===================  ===================  ===================

                                                 BHFTI                 BHFTI
                                           AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                                GROWTH          MODERATE ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $        62,976,202  $       103,603,800
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                   --
                                          -------------------  --------------------
       Total Assets.....................           62,976,203          103,603,800
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   28                   17
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  --------------------
       Total Liabilities................                   28                   17
                                          -------------------  --------------------

NET ASSETS..............................  $        62,976,175  $       103,603,783
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        62,976,175  $       103,560,807
   Net assets from contracts in payout..                   --               42,976
                                          -------------------  --------------------
       Total Net Assets.................  $        62,976,175  $       103,603,783
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                                                 BHFTI
                                                BHFTI AQR             BHFTI                 BHFTI             BRIGHTHOUSE
                                               GLOBAL RISK      BLACKROCK GLOBAL          BLACKROCK              ASSET
                                                BALANCED       TACTICAL STRATEGIES       HIGH YIELD         ALLOCATION 100
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       114,258,808  $       253,291,367  $        28,165,567  $        105,927,539
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          114,258,808          253,291,367           28,165,567           105,927,539
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   49                   44                   41                    31
   Due to Brighthouse Life Insurance
     Company of NY......................                    3                    1                   --                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   52                   45                   41                    32
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       114,258,756  $       253,291,322  $        28,165,526  $        105,927,507
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       114,258,756  $       253,291,322  $        28,164,069  $        105,780,136
   Net assets from contracts in payout..                   --                   --                1,457               147,371
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       114,258,756  $       253,291,322  $        28,165,526  $        105,927,507
                                          ===================  ===================  ===================  ====================

                                                                                             BHFTI                BHFTI
                                                  BHFTI                BHFTI             BRIGHTHOUSE/         BRIGHTHOUSE/
                                               BRIGHTHOUSE          BRIGHTHOUSE        ABERDEEN EMERGING       EATON VANCE
                                              BALANCED PLUS       SMALL CAP VALUE       MARKETS EQUITY        FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $        475,407,615  $        29,864,070  $        30,651,349  $          8,963,563
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           475,407,615           29,864,070           30,651,349             8,963,563
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    28                   30                   48                    23
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                     2
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    28                   30                   48                    25
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        475,407,587  $        29,864,040  $        30,651,301  $          8,963,538
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        475,348,192  $        29,864,040  $        30,612,991  $          8,963,538
   Net assets from contracts in payout..                59,395                   --               38,310                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        475,407,587  $        29,864,040  $        30,651,301  $          8,963,538
                                          ====================  ===================  ===================  ====================

                                                 BHFTI                 BHFTI
                                             BRIGHTHOUSE/          BRIGHTHOUSE/
                                             FRANKLIN LOW            TEMPLETON
                                               DURATION            INTERNATIONAL
                                             TOTAL RETURN              BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $        16,321,929  $         2,653,406
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           16,321,929            2,653,406
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   47                   26
   Due to Brighthouse Life Insurance
     Company of NY......................                    3                    1
                                          -------------------  -------------------
       Total Liabilities................                   50                   27
                                          -------------------  -------------------

NET ASSETS..............................  $        16,321,879  $         2,653,379
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        16,321,879  $         2,653,379
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        16,321,879  $         2,653,379
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                   BHFTI
                                               BRIGHTHOUSE/
                                                WELLINGTON          BHFTI CLARION            BHFTI            BHFTI INVESCO
                                                 LARGE CAP             GLOBAL           HARRIS OAKMARK        BALANCED-RISK
                                                 RESEARCH            REAL ESTATE         INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         1,672,922  $        18,605,597  $        51,536,087  $        38,350,457
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            1,672,922           18,605,597           51,536,087           38,350,457
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   20                   48                   45                   30
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   20                   48                   46                   30
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         1,672,902  $        18,605,549  $        51,536,041  $        38,350,427
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,672,902  $        18,593,089  $        51,521,928  $        38,350,427
   Net assets from contracts in payout....                   --               12,460               14,113                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         1,672,902  $        18,605,549  $        51,536,041  $        38,350,427
                                            ===================  ===================  ===================  ===================

                                                                                          BHFTI INVESCO            BHFTI
                                                BHFTI INVESCO        BHFTI INVESCO          SMALL CAP            JPMORGAN
                                                  COMSTOCK           GLOBAL EQUITY           GROWTH              CORE BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        33,155,333  $         3,980,263  $        28,722,834  $        28,682,207
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           33,155,333            3,980,264           28,722,834           28,682,207
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   39                   62                   77                    6
   Due to Brighthouse Life Insurance
     Company of NY........................                    1                   --                   56                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   40                   62                  133                    7
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        33,155,293  $         3,980,202  $        28,722,701  $        28,682,200
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        33,148,798  $         3,980,202  $        28,666,195  $        28,682,200
   Net assets from contracts in payout....                6,495                   --               56,506                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        33,155,293  $         3,980,202  $        28,722,701  $        28,682,200
                                            ===================  ===================  ===================  ===================

                                                    BHFTI                BHFTI
                                                  JPMORGAN             JPMORGAN
                                                GLOBAL ACTIVE          SMALL CAP
                                                 ALLOCATION              VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        64,742,317  $         3,698,051
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           64,742,317            3,698,051
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   56                   43
   Due to Brighthouse Life Insurance
     Company of NY........................                    1                    1
                                            -------------------  -------------------
       Total Liabilities..................                   57                   44
                                            -------------------  -------------------

NET ASSETS................................  $        64,742,260  $         3,698,007
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        64,742,260  $         3,696,114
   Net assets from contracts in payout....                   --                1,893
                                            -------------------  -------------------
       Total Net Assets...................  $        64,742,260  $         3,698,007
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                              BHFTI
                                                    BHFTI                BHFTI               METLIFE           BHFTI MFS(R)
                                                LOOMIS SAYLES        LOOMIS SAYLES         MULTI-INDEX           RESEARCH
                                              GLOBAL ALLOCATION         GROWTH            TARGETED RISK        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        18,565,547  $        44,736,577  $        52,615,587  $        30,470,970
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                    2                   18                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           18,565,547           44,736,579           52,615,605           30,470,970
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   34                   51                   31                   70
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   34                   51                   31                   73
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        18,565,513  $        44,736,528  $        52,615,574  $        30,470,897
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,565,513  $        44,732,413  $        52,615,574  $        30,470,897
   Net assets from contracts in payout....                   --                4,115                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        18,565,513  $        44,736,528  $        52,615,574  $        30,470,897
                                            ===================  ===================  ===================  ===================

                                                                        BHFTI
                                                   BHFTI              PANAGORA               BHFTI                BHFTI
                                              MORGAN STANLEY           GLOBAL           PIMCO INFLATION           PIMCO
                                                 DISCOVERY        DIVERSIFIED RISK      PROTECTED BOND        TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        11,737,916  $         4,799,967  $        52,681,942  $       125,479,892
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           11,737,916            4,799,967           52,681,942          125,479,892
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   47                   44                   32                   28
   Due to Brighthouse Life Insurance
     Company of NY........................                    5                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   52                   45                   32                   28
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        11,737,864  $         4,799,922  $        52,681,910  $       125,479,864
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,737,864  $         4,799,922  $        52,667,051  $       125,435,984
   Net assets from contracts in payout....                   --                   --               14,859               43,880
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        11,737,864  $         4,799,922  $        52,681,910  $       125,479,864
                                            ===================  ===================  ===================  ===================

                                                   BHFTI
                                                 SCHRODERS           BHFTI SSGA
                                                  GLOBAL          EMERGING MARKETS
                                                MULTI-ASSET        ENHANCED INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------

ASSETS:
   Investments at fair value..............  $        45,838,956  $          130,768
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................           45,838,956             130,768
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   53                  10
   Due to Brighthouse Life Insurance
     Company of NY........................                    1                   6
                                            -------------------  ------------------
       Total Liabilities..................                   54                  16
                                            -------------------  ------------------

NET ASSETS................................  $        45,838,902  $          130,752
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        45,838,902  $          130,752
   Net assets from contracts in payout....                   --                  --
                                            -------------------  ------------------
       Total Net Assets...................  $        45,838,902  $          130,752
                                            ===================  ==================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                 BHFTI SSGA                              BHFTI T. ROWE        BHFTI T. ROWE
                                                 GROWTH AND           BHFTI SSGA          PRICE LARGE           PRICE MID
                                                 INCOME ETF           GROWTH ETF           CAP VALUE           CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        88,116,903  $        49,729,614  $        56,504,703  $        50,530,554
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                    3                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           88,116,903           49,729,614           56,504,706           50,530,554
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   21                   20                   51                   21
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   21                   21                   51                   21
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        88,116,882  $        49,729,593  $        56,504,655  $        50,530,533
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        87,890,107  $        49,729,593  $        56,497,228  $        50,508,075
   Net assets from contracts in payout....              226,775                   --                7,427               22,458
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        88,116,882  $        49,729,593  $        56,504,655  $        50,530,533
                                            ===================  ===================  ===================  ===================

                                                                      BHFTI WELLS             BHFTI          BHFTII BAILLIE
                                                BHFTI VICTORY           CAPITAL           WESTERN ASSET          GIFFORD
                                                SYCAMORE MID          MANAGEMENT           MANAGEMENT         INTERNATIONAL
                                                  CAP VALUE          MID CAP VALUE      GOVERNMENT INCOME         STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        17,797,070  $        20,317,559  $        39,631,162  $        14,010,395
   Due from Brighthouse Life Insurance
     Company of NY........................                    2                   --                   --                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           17,797,072           20,317,559           39,631,162           14,010,396
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   56                   16                   36                   16
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   56                   16                   37                   16
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        17,797,016  $        20,317,543  $        39,631,125  $        14,010,380
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        17,797,016  $        20,310,073  $        39,631,125  $        14,010,380
   Net assets from contracts in payout....                   --                7,470                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        17,797,016  $        20,317,543  $        39,631,125  $        14,010,380
                                            ===================  ===================  ===================  ===================

                                                                       BHFTII
                                                  BHFTII              BLACKROCK
                                                 BLACKROCK             CAPITAL
                                                BOND INCOME         APPRECIATION
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        11,162,367  $         4,300,483
   Due from Brighthouse Life Insurance
     Company of NY........................                    5                   --
                                            -------------------  -------------------
       Total Assets.......................           11,162,372            4,300,483
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   60                   46
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                   60                   48
                                            -------------------  -------------------

NET ASSETS................................  $        11,162,312  $         4,300,435
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,162,312  $         4,300,435
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        11,162,312  $         4,300,435
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                 BHFTII               BHFTII                BHFTII              BHFTII
                                                BLACKROCK           BRIGHTHOUSE           BRIGHTHOUSE         BRIGHTHOUSE
                                               ULTRA-SHORT             ASSET                 ASSET               ASSET
                                                TERM BOND          ALLOCATION 20         ALLOCATION 40       ALLOCATION 60
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $         47,748,396  $         9,365,853  $       294,316,995  $       491,164,046
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            47,748,396            9,365,853          294,316,995          491,164,046
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    90                   23                   42                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                     2                   --                   --                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    92                   23                   42                   31
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         47,748,304  $         9,365,830  $       294,316,953  $       491,164,015
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         47,746,531  $         9,365,830  $       293,994,227  $       490,990,607
   Net assets from contracts in payout..                 1,773                   --              322,726              173,408
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         47,748,304  $         9,365,830  $       294,316,953  $       491,164,015
                                          ====================  ===================  ===================  ===================

                                                                                           BHFTII               BHFTII
                                                BHFTII                BHFTII            BRIGHTHOUSE/         BRIGHTHOUSE/
                                              BRIGHTHOUSE          BRIGHTHOUSE/          DIMENSIONAL          WELLINGTON
                                                 ASSET                ARTISAN           INTERNATIONAL         CORE EQUITY
                                             ALLOCATION 80         MID CAP VALUE        SMALL COMPANY        OPPORTUNITIES
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $       382,529,436  $        13,046,135  $          5,518,474  $        78,887,243
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          382,529,436           13,046,136             5,518,474           78,887,243
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   30                   20                    26                  126
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   30                   20                    26                  128
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       382,529,406  $        13,046,116  $          5,518,448  $        78,887,115
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       382,401,215  $        13,046,116  $          5,482,520  $        78,864,028
   Net assets from contracts in payout..              128,191                   --                35,928               23,087
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       382,529,406  $        13,046,116  $          5,518,448  $        78,887,115
                                          ===================  ===================  ====================  ===================

                                                 BHFTII
                                                FRONTIER              BHFTII
                                             MID CAP GROWTH       JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------

ASSETS:
   Investments at fair value............  $          8,613,344  $        52,230,941
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    1
                                          --------------------  -------------------
       Total Assets.....................             8,613,344           52,230,942
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    13                   35
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    13                   35
                                          --------------------  -------------------

NET ASSETS..............................  $          8,613,331  $        52,230,907
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,613,331  $        52,213,886
   Net assets from contracts in payout..                    --               17,021
                                          --------------------  -------------------
       Total Net Assets.................  $          8,613,331  $        52,230,907
                                          ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                       BHFTII                BHFTII
                                                  BHFTII            LOOMIS SAYLES            METLIFE
                                               LOOMIS SAYLES          SMALL CAP             AGGREGATE         BHFTII METLIFE
                                              SMALL CAP CORE           GROWTH              BOND INDEX       MID CAP STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $           833,354  $           468,297  $        19,134,577  $         8,858,272
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................              833,354              468,297           19,134,577            8,858,272
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    9                   14                   43                   23
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                    9                   14                   44                   23
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $           833,345  $           468,283  $        19,134,533  $         8,858,249
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           833,345  $           468,283  $        19,134,533  $         8,858,249
   Net assets from contracts in payout....                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $           833,345  $           468,283  $        19,134,533  $         8,858,249
                                            ===================  ===================  ===================  ====================

                                               BHFTII METLIFE       BHFTII METLIFE         BHFTII METLIFE           BHFTII
                                             MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX       STOCK INDEX      MFS(R) TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ---------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $         8,199,667  $        11,955,856    $        59,292,686  $          6,814,915
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                      1                    --
                                            -------------------  ---------------------  -------------------  --------------------
       Total Assets.......................            8,199,667           11,955,856             59,292,687             6,814,915
                                            -------------------  ---------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   24                   36                     29                    50
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                     --                    --
                                            -------------------  ---------------------  -------------------  --------------------
       Total Liabilities..................                   24                   36                     29                    50
                                            -------------------  ---------------------  -------------------  --------------------

NET ASSETS................................  $         8,199,643  $        11,955,820    $        59,292,658  $          6,814,865
                                            ===================  =====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         8,199,643  $        11,882,604    $        59,235,586  $          6,814,865
   Net assets from contracts in payout....                   --               73,216                 57,072                    --
                                            -------------------  ---------------------  -------------------  --------------------
       Total Net Assets...................  $         8,199,643  $        11,955,820    $        59,292,658  $          6,814,865
                                            ===================  =====================  ===================  ====================

                                                  BHFTII          BHFTII NEUBERGER
                                               MFS(R) VALUE        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        23,660,787  $        12,847,770
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           23,660,787           12,847,770
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   48                   33
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   48                   33
                                            -------------------  -------------------

NET ASSETS................................  $        23,660,739  $        12,847,737
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        23,645,177  $        12,825,257
   Net assets from contracts in payout....               15,562               22,480
                                            -------------------  -------------------
       Total Net Assets...................  $        23,660,739  $        12,847,737
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                                              BHFTII WESTERN
                                                 BHFTII                BHFTII            BHFTII VANECK       ASSET MANAGEMENT
                                              T. ROWE PRICE         T. ROWE PRICE       GLOBAL NATURAL        STRATEGIC BOND
                                            LARGE CAP GROWTH      SMALL CAP GROWTH         RESOURCES           OPPORTUNITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         36,415,253  $           412,124  $          4,127,171  $         65,273,184
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................            36,415,254              412,124             4,127,171            65,273,184
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                   12                    30                   113
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    21                   12                    30                   114
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         36,415,233  $           412,112  $          4,127,141  $         65,273,070
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         36,415,233  $           412,112  $          4,127,141  $         65,237,384
   Net assets from contracts in payout..                    --                   --                    --                35,686
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         36,415,233  $           412,112  $          4,127,141  $         65,273,070
                                          ====================  ===================  ====================  ====================

                                            BHFTII WESTERN
                                           ASSET MANAGEMENT      BLACKROCK GLOBAL       FIDELITY(R) VIP       FIDELITY(R) VIP
                                            U.S. GOVERNMENT       ALLOCATION V.I.         CONTRAFUND           EQUITY-INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        23,769,004  $          1,299,256  $         19,110,945  $            13,311
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................           23,769,004             1,299,256            19,110,945               13,311
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   50                     6                    43                    7
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                     1                    --                    3
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   51                     7                    43                   10
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        23,768,953  $          1,299,249  $         19,110,902  $            13,301
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        23,737,488  $          1,299,249  $         19,108,338  $            13,301
   Net assets from contracts in payout..               31,465                    --                 2,564                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        23,768,953  $          1,299,249  $         19,110,902  $            13,301
                                          ===================  ====================  ====================  ===================

                                             FIDELITY(R) VIP       FTVIPT FRANKLIN
                                                 MID CAP             INCOME VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $         13,094,601  $         19,093,389
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     1
                                          --------------------  --------------------
        Total Assets....................            13,094,601            19,093,390
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    13                    19
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    13                    19
                                          --------------------  --------------------

NET ASSETS..............................  $         13,094,588  $         19,093,371
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         13,087,463  $         19,093,371
   Net assets from contracts in payout..                 7,125                    --
                                          --------------------  --------------------
        Total Net Assets................  $         13,094,588  $         19,093,371
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                            MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP         GLOBAL BOND VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $          2,993,301  $         3,350,138   $        11,164,079  $          8,916,205
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................             2,993,301            3,350,138            11,164,079             8,916,205
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                   22                    27                    15
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    21                   22                    27                    15
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $          2,993,280  $         3,350,116   $        11,164,052  $          8,916,190
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,993,280  $         3,350,116   $        11,152,387  $          8,916,190
   Net assets from contracts in payout..                    --                   --                11,665                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $          2,993,280  $         3,350,116   $        11,164,052  $          8,916,190
                                          ====================  ====================  ===================  ====================

                                                INVESCO
                                           OPPENHEIMER V.I.                                                       LMPVET
                                              MAIN STREET          INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE
                                               SMALL CAP         EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         3,377,357  $         16,792,609  $          8,769,835  $         17,801,879
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................            3,377,357            16,792,609             8,769,835            17,801,879
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   19                     9                    35                    29
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   19                     9                    35                    29
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         3,377,338  $         16,792,600  $          8,769,800  $         17,801,850
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,374,126  $         16,792,600  $          8,764,737  $         17,779,111
   Net assets from contracts in payout..                3,212                    --                 5,063                22,739
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         3,377,338  $         16,792,600  $          8,769,800  $         17,801,850
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............   $        24,573,906  $         14,150,218
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     1
                                          --------------------  --------------------
        Total Assets....................            24,573,906            14,150,219
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    21                    34
   Due to Brighthouse Life Insurance
     Company of NY......................                     5                    --
                                          --------------------  --------------------
        Total Liabilities...............                    26                    34
                                          --------------------  --------------------

NET ASSETS..............................   $        24,573,880  $         14,150,185
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        24,573,880  $         14,150,185
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................   $        24,573,880  $         14,150,185
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH    CONSERVATIVE GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value..............  $           255,329   $           352,159   $         5,569,398   $         1,715,200
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                    --                    27                    --
                                            --------------------  --------------------  --------------------  -------------------
       Total Assets.......................              255,329               352,159             5,569,425             1,715,200
                                            --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   12                    16                    39                    13
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                    --                    --                     1
                                            --------------------  --------------------  --------------------  -------------------
       Total Liabilities..................                   12                    16                    39                    14
                                            --------------------  --------------------  --------------------  -------------------

NET ASSETS................................  $           255,317   $           352,143   $         5,569,386   $         1,715,186
                                            ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           247,366   $           352,143   $         5,569,386   $         1,715,186
   Net assets from contracts in payout....                7,951                    --                    --                    --
                                            --------------------  --------------------  --------------------  -------------------
       Total Net Assets...................  $           255,317   $           352,143   $         5,569,386   $         1,715,186
                                            ====================  ====================  ====================  ===================

                                                                                       LMPVIT WESTERN
                                                                      LMPVET           ASSET VARIABLE
                                                  LMPVET            QS VARIABLE          GLOBAL HIGH           PIMCO VIT
                                            QS VARIABLE GROWTH    MODERATE GROWTH        YIELD BOND           HIGH YIELD
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  ------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        1,087,545  $           38,832  $         7,144,129  $            71,205
   Due from Brighthouse Life Insurance
     Company of NY........................                  --                  --                   --                   --
                                            ------------------  ------------------  -------------------  -------------------
       Total Assets.......................           1,087,545              38,832            7,144,129               71,205
                                            ------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  12                   8                   33                   13
   Due to Brighthouse Life Insurance
     Company of NY........................                   2                  --                   --                   --
                                            ------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  14                   8                   33                   13
                                            ------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        1,087,531  $           38,824  $         7,144,096  $            71,192
                                            ==================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        1,087,531  $           38,824  $         7,144,096  $            71,192
   Net assets from contracts in payout....                  --                  --                   --                   --
                                            ------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        1,087,531  $           38,824  $         7,144,096  $            71,192
                                            ==================  ==================  ===================  ===================

                                                  PIMCO VIT           PIONEER VCT
                                                LOW DURATION         MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $            42,735  $         1,849,041
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................               42,735            1,849,041
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   11                   36
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   11                   36
                                            -------------------  -------------------

NET ASSETS................................  $            42,724  $         1,849,005
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            42,724  $         1,849,005
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $            42,724  $         1,849,005
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                               PIONEER VCT             PUTNAM VT             PUTNAM VT        RUSSELL GLOBAL REAL
                                           REAL ESTATE SHARES        EQUITY INCOME      SUSTAINABLE LEADERS    ESTATE SECURITIES
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $              13,801  $             69,855  $            297,396  $              9,647
   Due from Brighthouse Life Insurance
     Company of NY......................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................                 13,801                69,855               297,396                 9,647
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      5                     9                     1                     7
   Due to Brighthouse Life Insurance
     Company of NY......................                     --                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                      5                     9                     1                     8
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              13,796  $             69,846  $            297,395  $              9,639
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              13,796  $             69,846  $            297,395  $              9,639
   Net assets from contracts in payout..                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              13,796  $             69,846  $            297,395  $              9,639
                                          =====================  ====================  ====================  ====================

                                                 RUSSELL                                     RUSSELL               RUSSELL
                                              INTERNATIONAL            RUSSELL           U.S. SMALL CAP        U.S. STRATEGIC
                                            DEVELOPED MARKETS      STRATEGIC BOND            EQUITY                EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $             14,110  $             25,562  $              5,109  $             61,588
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                14,110                25,563                 5,109                61,589
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                     4                     3                     4
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                     4                     3                     4
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             14,108  $             25,559  $              5,106  $             61,585
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             14,108  $             25,559  $              5,106  $             61,585
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             14,108  $             25,559  $              5,106  $             61,585
                                          ====================  ====================  ====================  ====================

                                                 TAP 1919
                                             VARIABLE SOCIALLY
                                                RESPONSIVE
                                                 BALANCED
                                                SUB-ACCOUNT
                                          ---------------------

ASSETS:
   Investments at fair value............  $             180,145
   Due from Brighthouse Life Insurance
     Company of NY......................                     --
                                          ---------------------
        Total Assets....................                180,145
                                          ---------------------
LIABILITIES:
   Accrued fees.........................                      2
   Due to Brighthouse Life Insurance
     Company of NY......................                      1
                                          ---------------------
        Total Liabilities...............                      3
                                          ---------------------

NET ASSETS..............................  $             180,142
                                          =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             180,142
   Net assets from contracts in payout..                     --
                                          ---------------------
        Total Net Assets................  $             180,142
                                          =====================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                         AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      GLOBAL SMALL       AMERICAN FUNDS(R)
                                                     BOND             GLOBAL GROWTH       CAPITALIZATION           GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           231,268  $           254,646  $              6,641  $           343,761
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              101,135              296,675                40,363              593,801
      Administrative charges...............               21,760               57,928                10,833              117,861
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              122,895              354,603                51,196              711,662
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              108,373             (99,957)              (44,555)            (367,901)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,291,654               277,691            4,972,394
      Realized gains (losses) on sale of
        investments........................               24,708              722,974               173,752            1,416,304
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......               24,708            2,014,628               451,443            6,388,698
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              559,020            4,753,573               732,450            5,917,392
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              583,728            6,768,201             1,183,893           12,306,090
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           692,101  $         6,668,244  $          1,139,338  $        11,938,189
                                             ===================  ===================  ====================  ===================

                                                                                                                    BHFTI
                                              AMERICAN FUNDS(R)     BHFTI AB GLOBAL          BHFTI AB         AMERICAN FUNDS(R)
                                                GROWTH-INCOME     DYNAMIC ALLOCATION    INTERNATIONAL BOND   BALANCED ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           445,045  $         4,675,058  $                --  $         3,744,655
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              360,127            1,644,143                  316            2,713,181
      Administrative charges...............               66,899              338,940                   54              519,813
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              427,026            1,983,083                  370            3,232,994
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               18,019            2,691,975                (370)              511,661
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,715,047            2,643,826                   --           14,798,394
      Realized gains (losses) on sale of
        investments........................              511,449            2,647,073                   16            1,077,388
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            3,226,496            5,290,899                   16           15,875,782
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            2,558,541           12,445,259                  878           17,224,532
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,785,037           17,736,158                  894           33,100,314
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,803,056  $        20,428,133  $               524  $        33,611,975
                                             ===================  ===================  ===================  ====================

                                                     BHFTI                BHFTI
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION         GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          1,799,139  $           244,518
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,462,410              746,586
      Administrative charges...............               269,172              139,195
                                             --------------------  -------------------
        Total expenses.....................             1,731,582              885,781
                                             --------------------  -------------------
          Net investment income (loss).....                67,557            (641,263)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             8,985,111            8,257,565
      Realized gains (losses) on sale of
        investments........................               854,528              298,802
                                             --------------------  -------------------
          Net realized gains (losses)......             9,839,639            8,556,367
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            11,071,979            5,987,155
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            20,911,618           14,543,522
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         20,979,175  $        13,902,259
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTI              BHFTI AQR               BHFTI                 BHFTI
                                               AMERICAN FUNDS(R)       GLOBAL RISK        BLACKROCK GLOBAL          BLACKROCK
                                              MODERATE ALLOCATION       BALANCED         TACTICAL STRATEGIES       HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          1,994,248  $         3,372,106  $           492,193   $          1,404,940
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,339,624            1,384,195            3,068,230                307,101
      Administrative charges...............               251,950              286,636              629,885                 59,592
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................             1,591,574            1,670,831            3,698,115                366,693
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               402,674            1,701,275          (3,205,922)              1,038,247
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,672,082                   --                   --                     --
      Realized gains (losses) on sale of
        investments........................               280,480          (2,544,752)            1,430,917               (48,557)
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....             5,952,562          (2,544,752)            1,430,917               (48,557)
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             7,084,204           19,865,233           45,020,750              1,847,973
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            13,036,766           17,320,481           46,451,667              1,799,416
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         13,439,440  $        19,021,756  $        43,245,745   $          2,837,663
                                             ====================  ===================  ====================  ====================

                                                     BHFTI                                                          BHFTI
                                                  BRIGHTHOUSE             BHFTI                 BHFTI           BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE           BRIGHTHOUSE      ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE     MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          1,519,580  $         9,275,314  $           254,425  $           481,491
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,407,112            5,434,568              400,825              394,586
      Administrative charges...............               251,827            1,144,479               71,360               73,000
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................             1,658,939            6,579,047              472,185              467,586
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....             (139,359)            2,696,267            (217,760)               13,905
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            10,629,424                   --            2,457,884                   --
      Realized gains (losses) on sale of
        investments........................             1,207,634            2,841,517               15,640              198,067
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            11,837,058            2,841,517            2,473,524              198,067
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            11,002,098           83,764,556            4,408,426            4,921,538
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            22,839,156           86,606,073            6,881,950            5,119,605
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         22,699,797  $        89,302,340  $         6,664,190  $         5,133,510
                                             ====================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI            BRIGHTHOUSE/
                                                 BRIGHTHOUSE/         FRANKLIN LOW
                                                  EATON VANCE           DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           382,794  $            554,694
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              105,931               214,151
      Administrative charges...............               21,033                40,913
                                             -------------------  --------------------
        Total expenses.....................              126,964               255,064
                                             -------------------  --------------------
           Net investment income (loss)....              255,830               299,630
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................             (22,680)              (48,162)
                                             -------------------  --------------------
           Net realized gains (losses).....             (22,680)              (48,162)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              192,308               233,589
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              169,628               185,427
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           425,458  $            485,057
                                             ===================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     26

 The accompanying notes are an integral part of these financial statements.

                                     27

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTI                 BHFTI
                                                BRIGHTHOUSE/          BRIGHTHOUSE/
                                                  TEMPLETON            WELLINGTON          BHFTI CLARION           BHFTI
                                                INTERNATIONAL           LARGE CAP             GLOBAL          HARRIS OAKMARK
                                                    BOND                RESEARCH            REAL ESTATE        INTERNATIONAL
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           209,222  $            16,901  $           581,385  $         1,086,337
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,409               24,127              257,365              679,862
      Administrative charges...............                6,385                4,111               47,312              122,683
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               38,794               28,238              304,677              802,545
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              170,428             (11,337)              276,708              283,792
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                4,970              197,578                   --            3,837,998
      Realized gains (losses) on sale of
        investments........................             (23,649)               48,777              233,920            (565,795)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             (18,679)              246,355              233,920            3,272,203
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (159,697)              182,656            3,407,050            6,462,474
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (178,376)              429,011            3,640,970            9,734,677
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (7,948)  $           417,674  $         3,917,678  $        10,018,469
                                             ===================  ===================  ===================  ===================

                                                 BHFTI INVESCO                                                   BHFTI INVESCO
                                                 BALANCED-RISK        BHFTI INVESCO        BHFTI INVESCO           SMALL CAP
                                                  ALLOCATION            COMSTOCK           GLOBAL EQUITY            GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                 --  $           677,838  $            30,156  $                --
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               470,775              398,300               43,060              371,698
      Administrative charges...............                98,718               79,599                9,538               68,255
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               569,493              477,899               52,598              439,953
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (569,493)              199,939             (22,442)            (439,953)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            3,867,536              478,208            4,723,540
      Realized gains (losses) on sale of
        investments........................             (452,064)              440,488               98,706            (311,933)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             (452,064)            4,308,024              576,914            4,411,607
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             6,095,126            2,140,342              433,753            1,375,321
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             5,643,062            6,448,366            1,010,667            5,786,928
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          5,073,569  $         6,648,305  $           988,225  $         5,346,975
                                             ====================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI              JPMORGAN
                                                   JPMORGAN           GLOBAL ACTIVE
                                                   CORE BOND           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $         1,239,972  $          1,766,518
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              377,870               729,706
      Administrative charges...............               69,724               160,226
                                             -------------------  --------------------
        Total expenses.....................              447,594               889,932
                                             -------------------  --------------------
          Net investment income (loss).....              792,378               876,586
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................             (46,425)               335,669
                                             -------------------  --------------------
          Net realized gains (losses)......             (46,425)               335,669
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              999,860             7,900,140
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              953,435             8,235,809
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,745,813  $          9,112,395
                                             ===================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTI                                                          BHFTI
                                                   JPMORGAN               BHFTI                BHFTI               METLIFE
                                                   SMALL CAP          LOOMIS SAYLES        LOOMIS SAYLES         MULTI-INDEX
                                                     VALUE          GLOBAL ALLOCATION         GROWTH            TARGETED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            48,081  $           264,322  $           352,037  $         1,012,189
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               52,650              247,339              607,044              569,422
      Administrative charges...............                9,052               44,347              107,887              122,128
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               61,702              291,686              714,931              691,550
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (13,621)             (27,364)            (362,894)              320,639
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              366,419            1,529,152            5,915,908                   --
      Realized gains (losses) on sale of
        investments........................               21,337              573,070            1,630,277              269,095
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              387,756            2,102,222            7,546,185              269,095
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              222,952            1,903,518            1,248,054            8,263,335
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              610,708            4,005,740            8,794,239            8,532,430
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           597,087  $         3,978,376  $         8,431,345  $         8,853,069
                                             ===================  ===================  ===================  ===================

                                                                                              BHFTI
                                                BHFTI MFS(R)             BHFTI              PANAGORA               BHFTI
                                                  RESEARCH          MORGAN STANLEY           GLOBAL           PIMCO INFLATION
                                                INTERNATIONAL          DISCOVERY        DIVERSIFIED RISK      PROTECTED BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           376,440  $                --  $           150,508  $         1,834,491
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              389,961              146,646               53,152              735,420
      Administrative charges...............               70,640               29,765               11,203              134,832
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              460,601              176,411               64,355              870,252
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (84,161)            (176,411)               86,153              964,239
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,298,144            2,278,792                   --                   --
      Realized gains (losses) on sale of
        investments........................              273,351            1,051,529               28,382            (736,251)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,571,495            3,330,321               28,382            (736,251)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,084,035              719,914              674,546            3,226,027
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,655,530            4,050,235              702,928            2,489,776
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,571,369  $         3,873,824  $           789,081  $         3,454,015
                                             ===================  ===================  ===================  ===================

                                                                         BHFTI
                                                    BHFTI              SCHRODERS
                                                    PIMCO               GLOBAL
                                                TOTAL RETURN          MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,619,622  $           670,611
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,669,428              540,548
      Administrative charges...............              313,101              114,198
                                             -------------------  -------------------
        Total expenses.....................            1,982,529              654,746
                                             -------------------  -------------------
          Net investment income (loss).....            1,637,093               15,865
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (187,296)              286,482
                                             -------------------  -------------------
          Net realized gains (losses)......            (187,296)              286,482
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            6,770,063            7,910,560
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,582,767            8,197,042
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,219,860  $         8,212,907
                                             ===================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                  BHFTI SSGA           BHFTI SSGA                               BHFTI T. ROWE
                                               EMERGING MARKETS        GROWTH AND           BHFTI SSGA           PRICE LARGE
                                                ENHANCED INDEX         INCOME ETF           GROWTH ETF            CAP VALUE
                                                SUB-ACCOUNT (a)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         1,974,014  $           915,341  $         1,110,856
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  385            1,098,270              581,563              730,126
      Administrative charges...............                   83              212,321              116,835              133,423
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  468            1,310,591              698,398              863,549
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (468)              663,423              216,943              247,307
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,209,816            2,997,065            6,227,359
      Realized gains (losses) on sale of
        investments........................                (300)              270,078               90,338              423,988
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                (300)            4,479,894            3,087,403            6,651,347
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               11,600            8,606,620            5,354,135            4,740,254
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               11,300           13,086,514            8,441,538           11,391,601
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            10,832  $        13,749,937  $         8,658,481  $        11,638,908
                                             ===================  ===================  ===================  ===================

                                                                                           BHFTI WELLS             BHFTI
                                                BHFTI T. ROWE        BHFTI VICTORY           CAPITAL           WESTERN ASSET
                                                  PRICE MID          SYCAMORE MID          MANAGEMENT           MANAGEMENT
                                                 CAP GROWTH            CAP VALUE          MID CAP VALUE      GOVERNMENT INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $            12,924  $           188,834  $           129,070  $        1,101,209
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              648,496              226,078              269,568             469,115
      Administrative charges...............              119,302               43,357               48,965             100,553
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              767,798              269,435              318,533             569,668
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            (754,874)             (80,601)            (189,463)             531,541
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,387,906              581,370              544,056                  --
      Realized gains (losses) on sale of
        investments........................              291,437               94,715            (306,283)            (68,200)
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            8,679,343              676,085              237,773            (68,200)
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,852,618            3,513,809            5,509,448           1,905,539
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,531,961            4,189,894            5,747,221           1,837,339
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,777,087  $         4,109,293  $         5,557,758  $        2,368,880
                                             ===================  ===================  ===================  ==================

                                                BHFTII BAILLIE
                                                    GIFFORD              BHFTII
                                                 INTERNATIONAL          BLACKROCK
                                                     STOCK             BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           145,065  $           356,470
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              182,345              120,195
      Administrative charges...............               33,465               24,586
                                             -------------------  -------------------
        Total expenses.....................              215,810              144,781
                                             -------------------  -------------------
          Net investment income (loss).....             (70,745)              211,689
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              802,622                   --
      Realized gains (losses) on sale of
        investments........................              448,122              (5,398)
                                             -------------------  -------------------
          Net realized gains (losses)......            1,250,744              (5,398)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,347,818              550,976
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,598,562              545,578
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,527,817  $           757,267
                                             ===================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTII               BHFTII                BHFTII               BHFTII
                                                   BLACKROCK            BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE
                                                    CAPITAL            ULTRA-SHORT              ASSET                ASSET
                                                 APPRECIATION           TERM BOND           ALLOCATION 20        ALLOCATION 40
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $              3,402  $           737,181  $            194,852  $         6,393,113
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                40,850              652,800               117,736            3,940,185
      Administrative charges...............                 7,824              119,849                22,198              739,280
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                48,674              772,649               139,934            4,679,465
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (45,272)             (35,468)                54,918            1,713,648
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               509,603                   --               172,559           14,630,879
      Realized gains (losses) on sale of
        investments........................                70,549              194,270               (2,800)          (2,442,033)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               580,152              194,270               169,759           12,188,846
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               282,916             (28,999)               605,119           24,291,535
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               863,068              165,271               774,878           36,480,381
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            817,796  $           129,803  $            829,796  $        38,194,029
                                             ====================  ===================  ====================  ===================

                                                                                                                   BHFTII
                                                   BHFTII                BHFTII              BHFTII             BRIGHTHOUSE/
                                                 BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/           DIMENSIONAL
                                                    ASSET                 ASSET              ARTISAN            INTERNATIONAL
                                                ALLOCATION 60         ALLOCATION 80       MID CAP VALUE         SMALL COMPANY
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         9,447,341  $         6,490,956  $            63,140  $            55,887
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,294,979            5,148,411              174,503               69,569
      Administrative charges...............            1,206,980              931,631               31,312               13,258
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            7,501,959            6,080,042              205,815               82,827
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            1,945,382              410,914            (142,675)             (26,940)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           38,765,327           37,530,015            1,506,070              494,111
      Realized gains (losses) on sale of
        investments........................          (3,405,892)          (1,965,165)               45,508            (168,702)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....           35,359,435           35,564,850            1,551,578              325,409
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           40,127,614           36,850,551              987,087              697,054
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           75,487,049           72,415,401            2,538,665            1,022,463
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        77,432,431  $        72,826,315  $         2,395,990  $           995,523
                                             ===================  ===================  ===================  ===================

                                                    BHFTII
                                                 BRIGHTHOUSE/
                                                  WELLINGTON             BHFTII
                                                  CORE EQUITY           FRONTIER
                                                 OPPORTUNITIES       MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          1,130,467  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,019,224              112,552
      Administrative charges...............               190,101               20,516
                                             --------------------  -------------------
        Total expenses.....................             1,209,325              133,068
                                             --------------------  -------------------
           Net investment income (loss)....              (78,858)            (133,068)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,241,780            1,180,651
      Realized gains (losses) on sale of
        investments........................             1,697,210               86,629
                                             --------------------  -------------------
           Net realized gains (losses).....             7,938,990            1,267,280
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            11,214,395              982,918
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            19,153,385            2,250,198
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         19,074,527  $         2,117,130
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                             BHFTII               BHFTII
                                                                        BHFTII            LOOMIS SAYLES           METLIFE
                                                   BHFTII            LOOMIS SAYLES          SMALL CAP            AGGREGATE
                                               JENNISON GROWTH      SMALL CAP CORE           GROWTH             BOND INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            99,045  $                --  $                --  $           515,877
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              660,882               12,144                4,572              222,561
      Administrative charges...............              122,341                1,955                1,210               43,789
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              783,223               14,099                5,782              266,350
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (684,178)             (14,099)              (5,782)              249,527
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,309,012               83,838               89,186                   --
      Realized gains (losses) on sale of
        investments........................            1,174,434                2,545                4,676             (44,620)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            8,483,446               86,383               93,862             (44,620)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,034,362               87,827               19,095              924,851
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,517,808              174,210              112,957              880,231
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,833,630  $           160,111  $           107,175  $         1,129,758
                                             ===================  ===================  ===================  ===================

                                               BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                             MID CAP STOCK INDEX  MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX      STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  ---------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            92,724  $           183,457   $            93,511   $         1,049,463
                                             -------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              111,239               97,604               137,296               705,826
      Administrative charges...............               20,876               18,832                26,502               132,917
                                             -------------------  -------------------  ---------------------  -------------------
        Total expenses.....................              132,115              116,436               163,798               838,743
                                             -------------------  -------------------  ---------------------  -------------------
          Net investment income (loss).....             (39,391)               67,021              (70,287)               210,720
                                             -------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              825,467               55,713               999,466             4,132,976
      Realized gains (losses) on sale of
        investments........................               65,706               58,523               135,827             1,819,276
                                             -------------------  -------------------  ---------------------  -------------------
          Net realized gains (losses)......              891,173              114,236             1,135,293             5,952,252
                                             -------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              867,752            1,163,287             1,127,248             7,031,368
                                             -------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,758,925            1,277,523             2,262,541            12,983,620
                                             -------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,719,534  $         1,344,544   $         2,192,254   $        13,194,340
                                             ===================  ===================  =====================  ===================

                                                   BHFTII               BHFTII
                                             MFS(R) TOTAL RETURN     MFS(R) VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           150,553  $           388,298
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               85,838              276,169
      Administrative charges...............               17,215               55,413
                                             -------------------  -------------------
        Total expenses.....................              103,053              331,582
                                             -------------------  -------------------
          Net investment income (loss).....               47,500               56,716
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              276,439            1,486,324
      Realized gains (losses) on sale of
        investments........................              120,226               50,240
                                             -------------------  -------------------
          Net realized gains (losses)......              396,665            1,536,564
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              708,490            3,771,743
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,105,155            5,308,307
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,152,655  $         5,365,023
                                             ===================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                         BHFTII                BHFTII             BHFTII VANECK
                                                BHFTII NEUBERGER      T. ROWE PRICE         T. ROWE PRICE        GLOBAL NATURAL
                                                 BERMAN GENESIS     LARGE CAP GROWTH      SMALL CAP GROWTH          RESOURCES
                                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $                70  $            59,209  $                 --  $             13,647
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              171,371              422,725                 6,154                52,518
      Administrative charges................               30,381               80,046                 1,021                 9,764
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................              201,752              502,771                 7,175                62,282
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....            (201,682)            (443,562)               (7,175)              (48,635)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            1,681,195            4,867,007                58,258                    --
      Realized gains (losses) on sale of
        investments.........................              291,731               54,970                33,884             (142,747)
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......            1,972,926            4,921,977                92,142             (142,747)
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            1,083,088            3,339,802                27,185               585,975
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            3,056,014            8,261,779               119,327               443,228
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         2,854,332  $         7,818,217  $            112,152  $            394,593
                                              ===================  ===================  ====================  ====================

                                                 BHFTII WESTERN
                                                ASSET MANAGEMENT       BHFTII WESTERN
                                                 STRATEGIC BOND       ASSET MANAGEMENT     BLACKROCK GLOBAL       FIDELITY(R) VIP
                                                  OPPORTUNITIES        U.S. GOVERNMENT      ALLOCATION V.I.         CONTRAFUND
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $          3,133,379  $            618,255  $            15,462  $             62,881
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               799,342               308,197                7,270               240,873
      Administrative charges................               162,580                59,440                1,599                45,724
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................               961,922               367,637                8,869               286,597
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....             2,171,457               250,618                6,593             (223,716)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --               43,698             2,178,804
      Realized gains (losses) on sale of
        investments.........................               249,921             (105,766)                  137               430,814
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......               249,921             (105,766)               43,835             2,609,618
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             5,381,189               880,508               40,582             2,377,104
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             5,631,110               774,742               84,417             4,986,722
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          7,802,567  $          1,025,360  $            91,010  $          4,763,006
                                              ====================  ====================  ===================  ====================

                                                 FIDELITY(R) VIP       FIDELITY(R) VIP
                                                  EQUITY-INCOME            MID CAP
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $                327  $            87,268
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   194              149,159
      Administrative charges................                    38               32,510
                                              --------------------  -------------------
        Total expenses......................                   232              181,669
                                              --------------------  -------------------
           Net investment income (loss).....                    95             (94,401)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 2,598            1,547,516
      Realized gains (losses) on sale of
        investments.........................                 (607)             (30,960)
                                              --------------------  -------------------
           Net realized gains (losses)......                 1,991            1,516,556
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                 3,253            1,165,891
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 5,244            2,682,447
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              5,339  $         2,588,046
                                              ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 FTVIPT FRANKLIN      FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                   INCOME VIP        MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,038,551  $            52,604  $             34,719  $            184,523
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               243,985               33,868                36,311               161,102
      Administrative charges................                47,430                7,318                 8,094                26,670
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................               291,415               41,186                44,405               187,772
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....               747,136               11,418               (9,686)               (3,249)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               313,889              281,275               553,091               109,996
      Realized gains (losses) on sale of
        investments.........................                38,683               32,060              (82,833)             (114,158)
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......               352,572              313,335               470,258               (4,162)
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,458,562              240,920               258,376             1,090,267
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,811,134              554,255               728,634             1,086,105
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,558,270  $           565,673  $            718,948  $          1,082,856
                                              ====================  ===================  ====================  ====================

                                                                           INVESCO
                                                                      OPPENHEIMER V.I.
                                                FTVIPT TEMPLETON         MAIN STREET          INVESCO V.I.
                                                 GLOBAL BOND VIP          SMALL CAP         EQUITY AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            670,277  $                 --  $            384,403
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               105,472                36,374               192,254
      Administrative charges................                22,971                 8,218                40,083
                                              --------------------  --------------------  --------------------
        Total expenses......................               128,443                44,592               232,337
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....               541,834              (44,592)               152,066
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               310,793             1,198,143
      Realized gains (losses) on sale of
        investments.........................             (140,609)                66,295               340,491
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......             (140,609)               377,088             1,538,634
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (327,077)               389,857             1,101,973
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (467,686)               766,945             2,640,607
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             74,148  $            722,353  $          2,792,673
                                              ====================  ====================  ====================

                                                                            LMPVET                LMPVET
                                                  INVESCO V.I.       CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              INTERNATIONAL GROWTH     AGGRESSIVE GROWTH       APPRECIATION
                                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              ---------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................   $           111,106   $            157,552  $            314,613
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                96,692                208,544               275,957
      Administrative charges................                21,936                 39,769                56,475
                                              ---------------------  --------------------  --------------------
        Total expenses......................               118,628                248,313               332,432
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....               (7,522)               (90,761)              (17,819)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               557,670                306,152             1,495,757
      Realized gains (losses) on sale of
        investments.........................               430,145                368,368             1,691,740
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               987,815                674,520             3,187,497
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,088,533              2,884,129             2,626,948
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,076,348              3,558,649             5,814,445
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $         2,068,826   $          3,467,888  $          5,796,626
                                              =====================  ====================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           177,929   $               856   $             5,772   $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              162,284                 3,533                 5,369                62,701
      Administrative charges...............               32,707                   614                   904                11,903
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................              194,991                 4,147                 6,273                74,604
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             (17,062)               (3,291)                 (501)              (74,604)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,017,161                11,380                20,910               514,747
      Realized gains (losses) on sale of
        investments........................              939,594                 8,080                23,351               228,544
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......            1,956,755                19,460                44,261               743,291
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,551,061                46,341                45,761               446,152
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,507,816                65,801                90,022             1,189,443
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,490,754   $            62,510   $            89,521   $         1,114,839
                                             ====================  ====================  ====================  ====================

                                                                                                              LMPVIT WESTERN
                                                   LMPVET                                    LMPVET           ASSET VARIABLE
                                                 QS VARIABLE            LMPVET             QS VARIABLE          GLOBAL HIGH
                                             CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH        YIELD BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $            36,957  $            15,945  $               632  $          369,372
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               21,671               12,951                  482              88,267
      Administrative charges...............                4,638                2,619                   88              17,100
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................               26,309               15,570                  570             105,367
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....               10,648                  375                   62             264,005
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               40,237               51,583                1,368                  --
      Realized gains (losses) on sale of
        investments........................               50,246                6,141                   50           (140,708)
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......               90,483               57,724                1,418           (140,708)
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................              175,039              141,112                4,601             731,818
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              265,522              198,836                6,019             591,110
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           276,170  $           199,211  $             6,081  $          855,115
                                             ===================  ===================  ===================  ==================

                                                   PIMCO VIT            PIMCO VIT
                                                  HIGH YIELD          LOW DURATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             4,417  $             1,209
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,070                  524
      Administrative charges...............                  219                  107
                                             -------------------  -------------------
        Total expenses.....................                1,289                  631
                                             -------------------  -------------------
          Net investment income (loss).....                3,128                  578
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                2,889                 (16)
                                             -------------------  -------------------
          Net realized gains (losses)......                2,889                 (16)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                5,523                  538
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                8,412                  522
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            11,540  $             1,100
                                             ===================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    PIONEER VCT           PIONEER VCT            PUTNAM VT
                                                   MID CAP VALUE      REAL ESTATE SHARES       EQUITY INCOME
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             20,867  $                254  $              1,773
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                22,587                   181                   927
      Administrative charges.................                 4,680                    31                   130
                                               --------------------  --------------------  --------------------
         Total expenses......................                27,267                   212                 1,057
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               (6,400)                    42                   716
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               124,399                 3,677                 7,579
      Realized gains (losses) on sale of
         investments.........................              (22,391)                    78                 7,198
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               102,008                 3,755                14,777
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               346,768                 (957)                 4,528
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               448,776                 2,798                19,305
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            442,376  $              2,840  $             20,021
                                               ====================  ====================  ====================

                                                                                                   RUSSELL
                                                     PUTNAM VT        RUSSELL GLOBAL REAL       INTERNATIONAL
                                                SUSTAINABLE LEADERS    ESTATE SECURITIES      DEVELOPED MARKETS
                                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                               --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $              1,788  $                472  $                 350
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 3,332                   114                    162
      Administrative charges.................                   399                    12                     19
                                               --------------------  --------------------  ---------------------
         Total expenses......................                 3,731                   126                    181
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......               (1,943)                   346                    169
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                36,395                    --                     --
      Realized gains (losses) on sale of
         investments.........................                 1,367                    11                     12
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                37,762                    11                     12
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                40,357                 1,249                  1,979
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                78,119                 1,260                  1,991
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             76,176  $              1,606  $               2,160
                                               ====================  ====================  =====================

                                                                            RUSSELL                RUSSELL
                                                      RUSSELL           U.S. SMALL CAP         U.S. STRATEGIC
                                                  STRATEGIC BOND            EQUITY                 EQUITY
                                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                               --------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $                686  $                 27  $                 609
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   310                    59                    701
      Administrative charges.................                    36                     6                     83
                                               --------------------  --------------------  ---------------------
         Total expenses......................                   346                    65                    784
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                   340                  (38)                  (175)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                   328                    76                  3,150
      Realized gains (losses) on sale of
         investments.........................                   (2)                     4                     24
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                   326                    80                  3,174
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                 1,158                   860                 10,646
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 1,484                   940                 13,820
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              1,824  $                902  $              13,645
                                               ====================  ====================  =====================

                                                     TAP 1919
                                                 VARIABLE SOCIALLY
                                                    RESPONSIVE
                                                     BALANCED
                                                    SUB-ACCOUNT
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $              1,629
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,021
      Administrative charges.................                   362
                                               --------------------
         Total expenses......................                 2,383
                                               --------------------
           Net investment income (loss)......                 (754)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 6,745
      Realized gains (losses) on sale of
         investments.........................                   119
                                               --------------------
           Net realized gains (losses).......                 6,864
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                17,624
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                24,488
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             23,734
                                               ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          AMERICAN FUNDS(R) BOND        AMERICAN FUNDS(R) GLOBAL GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2019             2018             2019              2018
                                     ---------------  ---------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       108,373  $        92,927   $      (99,957)  $     (220,364)
   Net realized gains (losses).....           24,708         (38,729)         2,014,628        2,563,129
   Change in unrealized gains
     (losses) on investments.......          559,020        (255,422)         4,753,573      (4,717,962)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          692,101        (201,224)         6,668,244      (2,375,197)
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          631,179          701,891           470,306          270,637
   Net transfers (including fixed
     account)......................           79,258          321,430         (696,294)         (72,440)
   Contract charges................         (79,446)         (72,335)         (168,578)        (172,126)
   Transfers for contract benefits
     and terminations..............      (1,102,488)      (1,518,220)       (2,466,038)      (2,774,166)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (471,497)        (567,234)       (2,860,604)      (2,748,095)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............          220,604        (768,458)         3,807,640      (5,123,292)
NET ASSETS:
   Beginning of year...............        8,850,710        9,619,168        21,025,810       26,149,102
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     9,071,314  $     8,850,710   $    24,833,450  $    21,025,810
                                     ===============  ===============   ===============  ===============

                                            AMERICAN FUNDS(R)
                                       GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS(R) GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018            2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (44,555)  $      (54,628)  $     (367,901)  $     (586,555)
   Net realized gains (losses).....          451,443          382,067        6,388,698        7,916,311
   Change in unrealized gains
     (losses) on investments.......          732,450        (843,630)        5,917,392      (7,354,269)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,139,338        (516,191)       11,938,189         (24,513)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           13,969           21,695           22,754           61,686
   Net transfers (including fixed
     account)......................         (98,056)         (83,433)      (1,121,181)      (3,208,389)
   Contract charges................         (33,070)         (36,998)        (317,430)        (353,454)
   Transfers for contract benefits
     and terminations..............        (735,311)        (496,372)      (5,880,617)      (6,945,142)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (852,468)        (595,108)      (7,296,474)     (10,445,299)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          286,870      (1,111,299)        4,641,715     (10,469,812)
NET ASSETS:
   Beginning of year...............        4,080,500        5,191,799       44,466,876       54,936,688
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,367,370  $     4,080,500  $    49,108,591  $    44,466,876
                                     ===============  ===============  ===============  ===============

                                                                                                              BHFTI AB
                                                                                 BHFTI AB GLOBAL            INTERNATIONAL
                                       AMERICAN FUNDS(R) GROWTH-INCOME         DYNAMIC ALLOCATION               BOND
                                                 SUB-ACCOUNT                       SUB-ACCOUNT               SUB-ACCOUNT
                                     ---------------------------------  --------------------------------  ----------------
                                           2019             2018             2019              2018           2019 (a)
                                     ---------------   ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        18,019   $      (70,315)  $     2,691,975  $       273,816  $          (370)
   Net realized gains (losses).....        3,226,496         2,938,696        5,290,899        2,785,480                16
   Change in unrealized gains
     (losses) on investments.......        2,558,541       (3,539,603)       12,445,259     (15,235,383)               878
                                     ---------------   ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,803,056         (671,222)       20,428,133     (12,176,087)               524
                                     ---------------   ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          838,312           415,757          797,816          395,524           133,288
   Net transfers (including fixed
     account)......................            7,262         (833,514)        (191,146)      (1,597,549)             2,726
   Contract charges................        (175,569)         (180,941)      (1,645,784)      (1,704,135)                --
   Transfers for contract benefits
     and terminations..............      (2,855,958)       (3,462,937)     (13,398,485)      (9,682,025)               (2)
                                     ---------------   ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,185,953)       (4,061,635)     (14,437,599)     (12,588,185)           136,012
                                     ---------------   ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        3,617,103       (4,732,857)        5,990,534     (24,764,272)           136,536
NET ASSETS:
   Beginning of year...............       24,805,980        29,538,837      129,847,013      154,611,285                --
                                     ---------------   ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    28,423,083   $    24,805,980  $   135,837,547  $   129,847,013  $        136,536
                                     ===============   ===============  ===============  ===============  ================

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     46

 The accompanying notes are an integral part of these financial statements.

                                     47

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          BHFTI AMERICAN FUNDS(R)            BHFTI AMERICAN FUNDS(R)
                                            BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2019             2018             2019              2018
                                     ---------------  ----------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       511,661  $      (228,177)  $        67,557  $      (459,091)
   Net realized gains (losses).....       15,875,782        14,220,587        9,839,639         8,374,911
   Change in unrealized gains
     (losses) on investments.......       17,224,532      (25,853,258)       11,071,979      (15,587,980)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       33,611,975      (11,860,848)       20,979,175       (7,672,160)
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        6,318,460         4,539,981        3,159,458         2,350,411
   Net transfers (including fixed
     account)......................        1,403,985       (1,101,950)          309,101         2,213,509
   Contract charges................      (2,063,800)       (2,098,991)      (1,129,391)       (1,091,154)
   Transfers for contract benefits
     and terminations..............     (16,529,220)      (21,260,515)      (7,884,458)       (9,320,840)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,870,575)      (19,921,475)      (5,545,290)       (5,848,074)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............       22,741,400      (31,782,323)       15,433,885      (13,520,234)
NET ASSETS:
   Beginning of year...............      194,218,216       226,000,539       99,054,005       112,574,239
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $   216,959,616  $    194,218,216  $   114,487,890  $     99,054,005
                                     ===============  ================  ===============  ================

                                              BHFTI AMERICAN                BHFTI AMERICAN FUNDS(R)
                                              FUNDS(R) GROWTH                 MODERATE ALLOCATION
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (641,263)  $     (645,880)  $       402,674  $        148,735
   Net realized gains (losses).....        8,556,367        8,859,874        5,952,562         5,750,463
   Change in unrealized gains
     (losses) on investments.......        5,987,155      (8,852,208)        7,084,204      (10,920,333)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       13,902,259        (638,214)       13,439,440       (5,021,135)
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        5,959,942        3,502,843        3,523,860         1,994,514
   Net transfers (including fixed
     account)......................           81,710      (2,476,880)          475,522            78,451
   Contract charges................        (488,879)        (452,350)      (1,022,032)       (1,051,613)
   Transfers for contract benefits
     and terminations..............      (4,488,875)      (5,394,021)      (9,582,653)       (9,444,443)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        1,063,898      (4,820,408)      (6,605,303)       (8,423,091)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............       14,966,157      (5,458,622)        6,834,137      (13,444,226)
NET ASSETS:
   Beginning of year...............       48,010,018       53,468,640       96,769,646       110,213,872
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    62,976,175  $    48,010,018  $   103,603,783  $     96,769,646
                                     ===============  ===============  ===============  ================

                                                 BHFTI AQR                   BHFTI BLACKROCK GLOBAL
                                           GLOBAL RISK BALANCED                TACTICAL STRATEGIES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,701,275  $   (1,313,922)  $    (3,205,922)  $     (145,371)
   Net realized gains (losses).....      (2,544,752)        8,633,521         1,430,917       19,392,374
   Change in unrealized gains
     (losses) on investments.......       19,865,233     (16,757,875)        45,020,750     (41,976,110)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       19,021,756      (9,438,276)        43,245,745     (22,729,107)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          505,433          436,426           719,612        1,065,940
   Net transfers (including fixed
     account)......................      (1,194,759)      (1,731,185)       (2,763,384)      (1,311,861)
   Contract charges................      (1,444,566)      (1,481,230)       (3,052,549)      (3,128,623)
   Transfers for contract benefits
     and terminations..............     (11,723,470)      (8,612,485)      (23,601,486)     (15,460,693)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,857,362)     (11,388,474)      (28,697,807)     (18,835,237)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        5,164,394     (20,826,750)        14,547,938     (41,564,344)
NET ASSETS:
   Beginning of year...............      109,094,362      129,921,112       238,743,384      280,307,728
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $   114,258,756  $   109,094,362  $    253,291,322  $   238,743,384
                                     ===============  ===============  ================  ===============

                                                   BHFTI
                                           BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,038,247  $       635,542
   Net realized gains (losses).....         (48,557)        (134,886)
   Change in unrealized gains
     (losses) on investments.......        1,847,973      (1,424,920)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,837,663        (924,264)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        6,334,949        3,989,641
   Net transfers (including fixed
     account)......................        1,351,690          361,929
   Contract charges................        (200,511)        (147,765)
   Transfers for contract benefits
     and terminations..............      (2,280,668)      (2,575,401)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        5,205,460        1,628,404
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        8,043,123          704,140
NET ASSETS:
   Beginning of year...............       20,122,403       19,418,263
                                     ---------------  ---------------
   End of year.....................  $    28,165,526  $    20,122,403
                                     ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     48

 The accompanying notes are an integral part of these financial statements.

                                     49

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                    BHFTI                              BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100       BRIGHTHOUSE BALANCED PLUS
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2019              2018             2019             2018
                                      ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (139,359)  $      (703,971)  $     2,696,267  $     1,052,840
   Net realized gains (losses)......       11,837,058         5,829,260        2,841,517       41,453,012
   Change in unrealized gains
     (losses) on investments........       11,002,098      (17,315,601)       83,764,556     (82,894,600)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       22,699,797      (12,190,312)       89,302,340     (40,388,748)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,352,957         3,055,640        3,601,332        6,474,256
   Net transfers (including fixed
     account).......................      (3,046,813)           113,559        1,489,254        9,393,754
   Contract charges.................        (761,725)         (766,947)      (5,309,594)      (5,209,389)
   Transfers for contract benefits
     and terminations...............      (7,438,393)       (9,395,943)     (35,126,975)     (27,700,592)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (9,893,974)       (6,993,691)     (35,345,983)     (17,041,971)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       12,805,823      (19,184,003)       53,956,357     (57,430,719)
NET ASSETS:
   Beginning of year................       93,121,684       112,305,687      421,451,230      478,881,949
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   105,927,507  $     93,121,684  $   475,407,587  $   421,451,230
                                      ===============  ================  ===============  ===============

                                                    BHFTI                    BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE           EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2019              2018             2019             2018
                                      ----------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (217,760)  $     (199,277)  $        13,905   $       299,674
   Net realized gains (losses)......         2,473,524        2,254,402          198,067           287,418
   Change in unrealized gains
     (losses) on investments........         4,408,426      (7,059,597)        4,921,538       (5,564,910)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         6,664,190      (5,004,472)        5,133,510       (4,977,818)
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           403,181          285,216          171,932           565,735
   Net transfers (including fixed
     account).......................          (47,568)         (36,740)        (196,032)         3,230,728
   Contract charges.................         (202,900)        (212,959)        (246,408)         (239,494)
   Transfers for contract benefits
     and terminations...............       (2,612,436)      (3,292,970)      (2,916,279)       (2,936,549)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,459,723)      (3,257,453)      (3,186,787)           620,420
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         4,204,467      (8,261,925)        1,946,723       (4,357,398)
NET ASSETS:
   Beginning of year................        25,659,573       33,921,498       28,704,578        33,061,976
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $     29,864,040  $    25,659,573  $    30,651,301   $    28,704,578
                                      ================  ===============  ===============   ===============

                                            BHFTI BRIGHTHOUSE/EATON          BHFTI BRIGHTHOUSE/FRANKLIN
                                              VANCE FLOATING RATE             LOW DURATION TOTAL RETURN
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2019              2018             2019              2018
                                      ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        255,830  $       140,772  $        299,630  $        25,118
   Net realized gains (losses)......          (22,680)          (1,388)          (48,162)        (122,714)
   Change in unrealized gains
     (losses) on investments........           192,308        (261,485)           233,589         (87,582)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           425,458        (122,101)           485,057        (185,178)
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,435,714        1,870,830           536,008          600,087
   Net transfers (including fixed
     account).......................           209,266          871,277           857,770          997,176
   Contract charges.................          (69,791)         (47,469)         (154,011)        (145,109)
   Transfers for contract benefits
     and terminations...............         (576,041)      (1,168,367)       (1,501,139)      (1,981,157)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           999,148        1,526,271         (261,372)        (529,003)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,424,606        1,404,170           223,685        (714,181)
NET ASSETS:
   Beginning of year................         7,538,932        6,134,762        16,098,194       16,812,375
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $      8,963,538  $     7,538,932  $     16,321,879  $    16,098,194
                                      ================  ===============  ================  ===============

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                                 SUB-ACCOUNT
                                      --------------------------------
                                           2019              2018
                                      ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       170,428  $      (42,145)
   Net realized gains (losses)......         (18,679)         (81,871)
   Change in unrealized gains
     (losses) on investments........        (159,697)          110,130
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (7,948)         (13,886)
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           15,904            1,950
   Net transfers (including fixed
     account).......................          328,164         (55,134)
   Contract charges.................         (28,417)         (30,210)
   Transfers for contract benefits
     and terminations...............        (172,741)        (263,784)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          142,910        (347,178)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          134,962        (361,064)
NET ASSETS:
   Beginning of year................        2,518,417        2,879,481
                                      ---------------  ---------------
   End of year......................  $     2,653,379  $     2,518,417
                                      ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     50

 The accompanying notes are an integral part of these financial statements.

                                     51

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          BHFTI BRIGHTHOUSE/WELLINGTON                   BHFTI
                                               LARGE CAP RESEARCH             CLARION GLOBAL REAL ESTATE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019             2018              2019              2018
                                        ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (11,337)  $      (14,178)  $        276,708  $       882,722
   Net realized gains (losses)........           246,355          272,010           233,920           31,095
   Change in unrealized gains
     (losses) on investments..........           182,656        (379,727)         3,407,050      (3,046,893)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           417,674        (121,895)         3,917,678      (2,133,076)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               360            2,860           172,020          157,949
   Net transfers (including fixed
     account).........................          (27,615)         (97,487)       (1,016,420)          190,314
   Contract charges...................          (16,515)         (15,805)         (140,736)        (142,580)
   Transfers for contract benefits
     and terminations.................         (186,747)         (52,359)       (2,532,210)      (2,244,967)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (230,517)        (162,791)       (3,517,346)      (2,039,284)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           187,157        (284,686)           400,332      (4,172,360)
NET ASSETS:
   Beginning of year..................         1,485,745        1,770,431        18,205,217       22,377,577
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      1,672,902  $     1,485,745  $     18,605,549  $    18,205,217
                                        ================  ===============  ================  ===============

                                                      BHFTI                               BHFTI
                                          HARRIS OAKMARK INTERNATIONAL      INVESCO BALANCED-RISK ALLOCATION
                                                   SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2019              2018              2019             2018
                                        ---------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       283,792  $         28,095  $      (569,493)  $     (122,649)
   Net realized gains (losses)........        3,272,203         2,607,605         (452,064)        3,043,800
   Change in unrealized gains
     (losses) on investments..........        6,462,474      (17,435,128)         6,095,126      (6,363,324)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       10,018,469      (14,799,428)         5,073,569      (3,442,173)
                                        ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,270,944         1,378,798           483,336        1,079,396
   Net transfers (including fixed
     account).........................          581,164         5,029,140       (2,450,817)        (829,431)
   Contract charges...................        (394,624)         (403,129)         (457,190)        (487,721)
   Transfers for contract benefits
     and terminations.................      (4,635,409)       (5,633,879)       (3,690,362)      (2,591,202)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,177,925)           370,930       (6,115,033)      (2,828,958)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        6,840,544      (14,428,498)       (1,041,464)      (6,271,131)
NET ASSETS:
   Beginning of year..................       44,695,497        59,123,995        39,391,891       45,663,022
                                        ---------------  ----------------  ----------------  ---------------
   End of year........................  $    51,536,041  $     44,695,497  $     38,350,427  $    39,391,891
                                        ===============  ================  ================  ===============

                                                       BHFTI                              BHFTI
                                                 INVESCO COMSTOCK                 INVESCO GLOBAL EQUITY
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019             2018              2019             2018
                                        ---------------   ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       199,939   $     (320,080)  $      (22,442)   $      (16,959)
   Net realized gains (losses)........        4,308,024         4,258,108          576,914           590,987
   Change in unrealized gains
     (losses) on investments..........        2,140,342       (8,562,221)          433,753       (1,141,432)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        6,648,305       (4,624,193)          988,225         (567,404)
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          607,288           557,885           10,054            11,447
   Net transfers (including fixed
     account).........................           36,931         (946,647)         (24,413)            61,848
   Contract charges...................        (225,495)         (253,619)         (25,856)          (26,075)
   Transfers for contract benefits
     and terminations.................      (3,828,325)       (5,047,532)        (446,644)         (486,688)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,409,601)       (5,689,913)        (486,859)         (439,468)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        3,238,704      (10,314,106)          501,366       (1,006,872)
NET ASSETS:
   Beginning of year..................       29,916,589        40,230,695        3,478,836         4,485,708
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    33,155,293   $    29,916,589  $     3,980,202   $     3,478,836
                                        ===============   ===============  ===============   ===============

                                                      BHFTI
                                            INVESCO SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (439,953)   $     (451,462)
   Net realized gains (losses)........        4,411,607         3,808,329
   Change in unrealized gains
     (losses) on investments..........        1,375,321       (5,914,453)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,346,975       (2,557,586)
                                        ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,046,063         1,694,471
   Net transfers (including fixed
     account).........................          406,386         (164,844)
   Contract charges...................        (196,967)         (186,955)
   Transfers for contract benefits
     and terminations.................      (2,600,743)       (3,107,802)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (345,261)       (1,765,130)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................        5,001,714       (4,322,716)
NET ASSETS:
   Beginning of year..................       23,720,987        28,043,703
                                        ---------------   ---------------
   End of year........................  $    28,722,701   $    23,720,987
                                        ===============   ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     52

 The accompanying notes are an integral part of these financial statements.

                                     53

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTI                              BHFTI
                                            JPMORGAN CORE BOND          JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                     ---------------  ---------------    ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       792,378  $       306,480    $       876,586  $       132,327
   Net realized gains (losses).....         (46,425)        (216,028)            335,669        3,843,976
   Change in unrealized gains
     (losses) on investments.......          999,860        (602,305)          7,900,140      (9,681,892)
                                     ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,745,813        (511,853)          9,112,395      (5,705,589)
                                     ---------------  ---------------    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,171,830        1,272,549            640,346          881,773
   Net transfers (including fixed
     account)......................        1,207,807          536,968            402,831        4,136,114
   Contract charges................        (269,589)        (265,267)          (749,355)        (745,472)
   Transfers for contract benefits
     and terminations..............      (2,796,767)      (3,953,557)        (6,262,643)      (3,492,468)
                                     ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (686,719)      (2,409,307)        (5,968,821)          779,947
                                     ---------------  ---------------    ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,059,094      (2,921,160)          3,143,574      (4,925,642)
NET ASSETS:
   Beginning of year...............       27,623,106       30,544,266         61,598,686       66,524,328
                                     ---------------  ---------------    ---------------  ---------------
   End of year.....................  $    28,682,200  $    27,623,106    $    64,742,260  $    61,598,686
                                     ===============  ===============    ===============  ===============

                                                  BHFTI                              BHFTI
                                        JPMORGAN SMALL CAP VALUE        LOOMIS SAYLES GLOBAL ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018            2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (13,621)  $      (16,230)  $      (27,364)  $        31,083
   Net realized gains (losses).....          387,756          305,347        2,102,222        2,098,980
   Change in unrealized gains
     (losses) on investments.......          222,952        (889,169)        1,903,518      (3,287,314)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          597,087        (600,052)        3,978,376      (1,157,251)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              834            3,040          543,074          432,082
   Net transfers (including fixed
     account)......................          161,364           76,482        (327,488)         (82,047)
   Contract charges................         (26,233)         (27,883)        (143,718)        (152,880)
   Transfers for contract benefits
     and terminations..............        (469,722)        (212,874)      (1,830,521)      (2,518,861)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (333,757)        (161,235)      (1,758,653)      (2,321,706)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          263,330        (761,287)        2,219,723      (3,478,957)
NET ASSETS:
   Beginning of year...............        3,434,677        4,195,964       16,345,790       19,824,747
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     3,698,007  $     3,434,677  $    18,565,513  $    16,345,790
                                     ===============  ===============  ===============  ===============

                                                    BHFTI                             BHFTI
                                            LOOMIS SAYLES GROWTH        METLIFE MULTI-INDEX TARGETED RISK
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2019             2018             2019              2018
                                     ---------------   ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (362,894)   $     (514,409)  $       320,639  $       174,985
   Net realized gains (losses).....        7,546,185         5,275,342          269,095        3,321,304
   Change in unrealized gains
     (losses) on investments.......        1,248,054       (8,200,807)        8,263,335      (7,788,440)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,431,345       (3,439,874)        8,853,069      (4,292,151)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          844,258           611,505          832,601        1,959,625
   Net transfers (including fixed
     account)......................          325,474       (1,579,088)        3,961,776        (818,399)
   Contract charges................        (357,959)         (379,176)        (578,779)        (569,301)
   Transfers for contract benefits
     and terminations..............      (4,718,357)       (4,654,300)      (4,901,339)      (2,129,430)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,906,584)       (6,001,059)        (685,741)      (1,557,505)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,524,761       (9,440,933)        8,167,328      (5,849,656)
NET ASSETS:
   Beginning of year...............       40,211,767        49,652,700       44,448,246       50,297,902
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    44,736,528   $    40,211,767  $    52,615,574  $    44,448,246
                                     ===============   ===============  ===============  ===============

                                                    BHFTI
                                        MFS(R) RESEARCH INTERNATIONAL
                                                 SUB-ACCOUNT
                                     ---------------------------------
                                           2019             2018
                                     ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (84,161)  $        89,389
   Net realized gains (losses).....         1,571,495          413,209
   Change in unrealized gains
     (losses) on investments.......         5,084,035      (5,223,955)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         6,571,369      (4,721,357)
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           666,038          346,711
   Net transfers (including fixed
     account)......................           460,872          846,433
   Contract charges................         (195,510)        (197,478)
   Transfers for contract benefits
     and terminations..............       (2,866,443)      (3,445,912)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (1,935,043)      (2,450,246)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............         4,636,326      (7,171,603)
NET ASSETS:
   Beginning of year...............        25,834,571       33,006,174
                                     ----------------  ---------------
   End of year.....................  $     30,470,897  $    25,834,571
                                     ================  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     54

 The accompanying notes are an integral part of these financial statements.

                                     55

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                  BHFTI                             BHFTI
                                        MORGAN STANLEY DISCOVERY      PANAGORA GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  ---------------------------------
                                          2019            2018             2019              2018
                                     --------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (176,411)  $     (178,843)  $        86,153  $      (60,506)
   Net realized gains (losses).....       3,330,321        3,479,766           28,382          304,089
   Change in unrealized gains
     (losses) on investments.......         719,914      (2,068,817)          674,546        (632,193)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       3,873,824        1,232,106          789,081        (388,610)
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         327,535          168,678          450,556           81,759
   Net transfers (including fixed
     account)......................     (1,220,434)      (1,714,585)          103,860         (30,248)
   Contract charges................        (90,430)         (90,293)         (49,895)         (48,147)
   Transfers for contract benefits
     and terminations..............     (1,512,335)      (1,007,301)        (341,506)        (187,853)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (2,495,664)      (2,643,501)          163,015        (184,489)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       1,378,160      (1,411,395)          952,096        (573,099)
NET ASSETS:
   Beginning of year...............      10,359,704       11,771,099        3,847,826        4,420,925
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $   11,737,864  $    10,359,704  $     4,799,922  $     3,847,826
                                     ==============  ===============  ===============  ===============

                                                  BHFTI                             BHFTI
                                     PIMCO INFLATION PROTECTED BOND          PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2019            2018              2019             2018
                                     --------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      964,239  $      (24,377)  $     1,637,093  $     (328,201)
   Net realized gains (losses).....       (736,251)        (964,296)        (187,296)        (888,004)
   Change in unrealized gains
     (losses) on investments.......       3,226,027      (1,462,065)        6,770,063      (1,370,100)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       3,454,015      (2,450,738)        8,219,860      (2,586,305)
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         654,278          500,489        2,978,376        2,480,867
   Net transfers (including fixed
     account)......................         238,064        1,144,780        3,149,666        1,393,193
   Contract charges................       (507,014)        (547,424)      (1,207,630)      (1,235,787)
   Transfers for contract benefits
     and terminations..............     (6,183,503)      (7,190,351)     (12,612,512)     (12,543,602)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (5,798,175)      (6,092,506)      (7,692,100)      (9,905,329)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (2,344,160)      (8,543,244)          527,760     (12,491,634)
NET ASSETS:
   Beginning of year...............      55,026,070       63,569,314      124,952,104      137,443,738
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $   52,681,910  $    55,026,070  $   125,479,864  $   124,952,104
                                     ==============  ===============  ===============  ===============

                                                                         BHFTI SSGA
                                                                          EMERGING
                                                   BHFTI                   MARKETS                    BHFTI
                                       SCHRODERS GLOBAL MULTI-ASSET    ENHANCED INDEX      SSGA GROWTH AND INCOME ETF
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                     --------------------------------  ---------------  --------------------------------
                                          2019             2018           2019 (a)           2019             2018
                                     ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        15,865  $        95,432  $         (468)  $       663,423  $       666,255
   Net realized gains (losses).....          286,482        2,363,477            (300)        4,479,894        4,746,331
   Change in unrealized gains
     (losses) on investments.......        7,910,560      (6,858,613)           11,600        8,606,620     (12,265,960)
                                     ---------------  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,212,907      (4,399,704)           10,832       13,749,937      (6,853,374)
                                     ---------------  ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          331,614          714,709          110,315        3,260,348        1,212,978
   Net transfers (including fixed
     account)......................      (1,364,555)       22,223,277           10,180        (155,029)        (465,217)
   Contract charges................        (526,420)        (466,055)             (83)        (882,269)        (907,539)
   Transfers for contract benefits
     and terminations..............      (4,124,224)      (1,913,421)            (492)      (6,858,487)      (7,875,049)
                                     ---------------  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,683,585)       20,558,510          119,920      (4,635,437)      (8,034,827)
                                     ---------------  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,529,322       16,158,806          130,752        9,114,500     (14,888,201)
NET ASSETS:
   Beginning of year...............       43,309,580       27,150,774               --       79,002,382       93,890,583
                                     ---------------  ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    45,838,902  $    43,309,580  $       130,752  $    88,116,882  $    79,002,382
                                     ===============  ===============  ===============  ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     56

 The accompanying notes are an integral part of these financial statements.

                                     57

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTI                             BHFTI
                                              SSGA GROWTH ETF            T. ROWE PRICE LARGE CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2019              2018             2019              2018
                                     ---------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       216,943  $       245,420  $        247,307  $        87,708
   Net realized gains (losses).....        3,087,403        3,260,813         6,651,347        6,058,142
   Change in unrealized gains
     (losses) on investments.......        5,354,135      (8,298,456)         4,740,254     (11,819,726)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,658,481      (4,792,223)        11,638,908      (5,673,876)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          318,659          404,103         1,532,838        1,827,107
   Net transfers (including fixed
     account)......................        1,056,238        (242,466)           534,982          977,245
   Contract charges................        (508,116)        (498,119)         (361,208)        (332,511)
   Transfers for contract benefits
     and terminations..............      (2,349,338)      (3,671,781)       (5,568,819)      (5,100,301)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,482,557)      (4,008,263)       (3,862,207)      (2,628,460)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        7,175,924      (8,800,486)         7,776,701      (8,302,336)
NET ASSETS:
   Beginning of year...............       42,553,669       51,354,155        48,727,954       57,030,290
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    49,729,593  $    42,553,669  $     56,504,655  $    48,727,954
                                     ===============  ===============  ================  ===============

                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE MID CAP GROWTH      VICTORY SYCAMORE MID CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019            2018              2019             2018
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (754,874)  $     (752,824)  $      (80,601)   $     (187,447)
   Net realized gains (losses).....        8,679,343        7,295,350          676,085         3,607,223
   Change in unrealized gains
     (losses) on investments.......        3,852,618      (7,951,303)        3,513,809       (5,426,300)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,777,087      (1,408,777)        4,109,293       (2,006,524)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,342,363        2,536,525          265,670           226,287
   Net transfers (including fixed
     account)......................      (1,705,313)        (918,029)        (261,528)         (103,605)
   Contract charges................        (370,223)        (336,313)        (151,087)         (154,285)
   Transfers for contract benefits
     and terminations..............      (3,934,016)      (4,338,712)      (1,909,598)       (1,748,896)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,667,189)      (3,056,529)      (2,056,543)       (1,780,499)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        9,109,898      (4,465,306)        2,052,750       (3,787,023)
NET ASSETS:
   Beginning of year...............       41,420,635       45,885,941       15,744,266        19,531,289
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    50,530,533  $    41,420,635  $    17,797,016   $    15,744,266
                                     ===============  ===============  ===============   ===============

                                            BHFTI WELLS CAPITAL                BHFTI WESTERN ASSET
                                         MANAGEMENT MID CAP VALUE         MANAGEMENT GOVERNMENT INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (189,463)  $     (142,866)  $       531,541   $       591,872
   Net realized gains (losses).....          237,773        1,490,783         (68,200)         (340,383)
   Change in unrealized gains
     (losses) on investments.......        5,509,448      (4,456,455)        1,905,539         (979,773)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,557,758      (3,108,538)        2,368,880         (728,284)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          115,562          168,656          428,273            99,989
   Net transfers (including fixed
     account)......................        (660,243)           50,171        1,758,894           254,548
   Contract charges................        (136,685)        (138,943)        (510,363)         (531,513)
   Transfers for contract benefits
     and terminations..............      (2,151,063)      (3,059,703)      (5,233,581)       (3,602,281)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,832,429)      (2,979,819)      (3,556,777)       (3,779,257)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        2,725,329      (6,088,357)      (1,187,897)       (4,507,541)
NET ASSETS:
   Beginning of year...............       17,592,214       23,680,571       40,819,022        45,326,563
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    20,317,543  $    17,592,214  $    39,631,125   $    40,819,022
                                     ===============  ===============  ===============   ===============

                                          BHFTII BAILLIE GIFFORD
                                            INTERNATIONAL STOCK
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2019              2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (70,745)  $     (102,192)
   Net realized gains (losses).....        1,250,744          504,760
   Change in unrealized gains
     (losses) on investments.......        2,347,818      (3,158,417)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,527,817      (2,755,849)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          188,832          163,921
   Net transfers (including fixed
     account)......................        (701,765)        1,231,704
   Contract charges................        (130,232)        (133,280)
   Transfers for contract benefits
     and terminations..............      (1,144,877)      (1,646,873)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,788,042)        (384,528)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,739,775      (3,140,377)
NET ASSETS:
   Beginning of year...............       12,270,605       15,410,982
                                     ---------------  ---------------
   End of year.....................  $    14,010,380  $    12,270,605
                                     ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     58

 The accompanying notes are an integral part of these financial statements.

                                     59

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   BHFTII                            BHFTII
                                            BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                            2019            2018             2019              2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       211,689  $       158,126  $      (45,272)  $       (28,550)
   Net realized gains (losses)......          (5,398)         (63,344)          580,152           303,088
   Change in unrealized gains
     (losses) on investments........          550,976        (269,678)          282,916         (287,698)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          757,267        (174,896)          817,796          (13,160)
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,970,168          535,232        1,312,223           883,840
   Net transfers (including fixed
     account).......................          487,657          542,267           69,855          (83,824)
   Contract charges.................         (79,234)         (70,662)         (25,318)          (11,489)
   Transfers for contract benefits
     and terminations...............        (779,582)        (576,914)        (165,623)          (93,248)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        1,599,009          429,923        1,191,137           695,279
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        2,356,276          255,027        2,008,933           682,119
NET ASSETS:
   Beginning of year................        8,806,036        8,551,009        2,291,502         1,609,383
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    11,162,312  $     8,806,036  $     4,300,435  $      2,291,502
                                      ===============  ===============  ===============  ================

                                                   BHFTII                               BHFTII
                                       BLACKROCK ULTRA-SHORT TERM BOND      BRIGHTHOUSE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (35,468)  $      (405,315)  $         54,918  $         50,721
   Net realized gains (losses)......           194,270           167,441           169,759            58,978
   Change in unrealized gains
     (losses) on investments........          (28,999)           208,218           605,119         (427,920)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           129,803          (29,656)           829,796         (318,221)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,098,700         2,076,249           397,052           236,677
   Net transfers (including fixed
     account).......................        12,470,317        14,403,911         1,196,215         1,253,224
   Contract charges.................         (514,465)         (508,840)          (71,821)          (58,447)
   Transfers for contract benefits
     and terminations...............      (15,367,678)      (14,418,190)         (806,486)       (1,469,786)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,313,126)         1,553,130           714,960          (38,332)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (2,183,323)         1,523,474         1,544,756         (356,553)
NET ASSETS:
   Beginning of year................        49,931,627        48,408,153         7,821,074         8,177,627
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     47,748,304  $     49,931,627  $      9,365,830  $      7,821,074
                                      ================  ================  ================  ================

                                                    BHFTII                             BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2019             2018              2019              2018
                                      ---------------   ---------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,713,648   $     1,378,158  $      1,945,382  $        399,441
   Net realized gains (losses)......       12,188,846         7,359,453        35,359,435        18,413,509
   Change in unrealized gains
     (losses) on investments........       24,291,535      (27,581,400)        40,127,614      (56,288,875)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       38,194,029      (18,843,789)        77,432,431      (37,475,925)
                                      ---------------   ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,641,360         1,114,413         2,239,317         3,457,642
   Net transfers (including fixed
     account).......................      (1,035,585)       (8,075,851)         4,493,127         8,771,773
   Contract charges.................      (2,754,585)       (2,980,898)       (4,336,803)       (4,438,305)
   Transfers for contract benefits
     and terminations...............     (32,570,328)      (41,438,797)      (44,347,046)      (49,512,619)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (34,719,138)      (51,381,133)      (41,951,405)      (41,721,509)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............        3,474,891      (70,224,922)        35,481,026      (79,197,434)
NET ASSETS:
   Beginning of year................      290,842,062       361,066,984       455,682,989       534,880,423
                                      ---------------   ---------------  ----------------  ----------------
   End of year......................  $   294,316,953   $   290,842,062  $    491,164,015  $    455,682,989
                                      ===============   ===============  ================  ================

                                                   BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 80
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                            2019             2018
                                      ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       410,914  $    (1,375,016)
   Net realized gains (losses)......       35,564,850        19,106,751
   Change in unrealized gains
     (losses) on investments........       36,850,551      (54,757,784)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       72,826,315      (37,026,049)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,300,310         2,140,820
   Net transfers (including fixed
     account).......................      (7,884,139)      (15,541,023)
   Contract charges.................      (3,101,602)       (3,176,554)
   Transfers for contract benefits
     and terminations...............     (31,409,791)      (31,866,075)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (41,095,222)      (48,442,832)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............       31,731,093      (85,468,881)
NET ASSETS:
   Beginning of year................      350,798,313       436,267,194
                                      ---------------  ----------------
   End of year......................  $   382,529,406  $    350,798,313
                                      ===============  ================

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     60

 The accompanying notes are an integral part of these financial statements.

                                     61

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                  MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2019            2018              2019             2018
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (142,675)  $     (175,947)  $      (26,940)  $        50,757
   Net realized gains (losses)........        1,551,578          996,360          325,409          406,173
   Change in unrealized gains
     (losses) on investments..........          987,087      (2,795,800)          697,054      (1,744,604)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        2,395,990      (1,975,387)          995,523      (1,287,674)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          301,307          140,446          357,354          261,322
   Net transfers (including fixed
     account).........................           61,975          184,606         (98,881)          426,401
   Contract charges...................         (79,091)         (83,100)         (43,122)         (43,600)
   Transfers for contract benefits
     and terminations.................      (1,077,294)      (1,483,394)        (471,009)        (509,061)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (793,103)      (1,241,442)        (255,658)          135,062
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,602,887      (3,216,829)          739,865      (1,152,612)
NET ASSETS:
   Beginning of year..................       11,443,229       14,660,058        4,778,583        5,931,195
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    13,046,116  $    11,443,229  $     5,518,448  $     4,778,583
                                        ===============  ===============  ===============  ===============

                                          BHFTII BRIGHTHOUSE/WELLINGTON                 BHFTII
                                            CORE EQUITY OPPORTUNITIES           FRONTIER MID CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  --------------------------------
                                              2019              2018            2019              2018
                                        ----------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (78,858)  $        29,608  $     (133,068)  $     (137,060)
   Net realized gains (losses)........         7,938,990        5,501,932        1,267,280        1,163,462
   Change in unrealized gains
     (losses) on investments..........        11,214,395      (6,496,741)          982,918      (1,552,004)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        19,074,527        (965,201)        2,117,130        (525,602)
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           624,459          666,502          542,480          135,637
   Net transfers (including fixed
     account).........................       (2,309,544)      (4,276,245)        (272,788)        (117,529)
   Contract charges...................         (549,097)        (567,360)         (58,729)         (59,809)
   Transfers for contract benefits
     and terminations.................       (8,609,928)      (8,820,954)        (824,473)        (870,748)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (10,844,110)     (12,998,057)        (613,510)        (912,449)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         8,230,417     (13,963,258)        1,503,620      (1,438,051)
NET ASSETS:
   Beginning of year..................        70,656,698       84,619,956        7,109,711        8,547,762
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $     78,887,115  $    70,656,698  $     8,613,331  $     7,109,711
                                        ================  ===============  ===============  ===============

                                                     BHFTII                            BHFTII
                                                 JENNISON GROWTH            LOOMIS SAYLES SMALL CAP CORE
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                             2019              2018            2019              2018
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (684,178)  $     (753,804)  $      (14,099)  $      (14,945)
   Net realized gains (losses)........        8,483,446        9,844,420           86,383          101,952
   Change in unrealized gains
     (losses) on investments..........        5,034,362      (9,187,429)           87,827        (183,733)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       12,833,630         (96,813)          160,111         (96,726)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        3,299,407        2,398,307           22,240              240
   Net transfers (including fixed
     account).........................      (1,804,221)      (2,634,627)           32,213         (38,120)
   Contract charges...................        (332,896)        (318,105)          (9,125)          (9,032)
   Transfers for contract benefits
     and terminations.................      (5,596,644)      (5,885,863)         (53,123)         (32,692)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (4,434,354)      (6,440,288)          (7,795)         (79,604)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        8,399,276      (6,537,101)          152,316        (176,330)
NET ASSETS:
   Beginning of year..................       43,831,631       50,368,732          681,029          857,359
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    52,230,907  $    43,831,631  $       833,345  $       681,029
                                        ===============  ===============  ===============  ===============

                                                      BHFTII
                                          LOOMIS SAYLES SMALL CAP GROWTH
                                                    SUB-ACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        (5,782)  $       (6,432)
   Net realized gains (losses)........            93,862          108,848
   Change in unrealized gains
     (losses) on investments..........            19,095         (97,544)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           107,175            4,872
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --               --
   Net transfers (including fixed
     account).........................             9,534         (45,690)
   Contract charges...................           (3,768)          (4,162)
   Transfers for contract benefits
     and terminations.................          (95,918)         (34,930)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (90,152)         (84,782)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................            17,023         (79,910)
NET ASSETS:
   Beginning of year..................           451,260          531,170
                                        ----------------  ---------------
   End of year........................  $        468,283  $       451,260
                                        ================  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     62

 The accompanying notes are an integral part of these financial statements.

                                     63

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                 BHFTII                             BHFTII
                                      METLIFE AGGREGATE BOND INDEX        METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2019             2018              2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       249,527  $       215,651  $      (39,391)  $      (52,082)
   Net realized gains (losses).....         (44,620)        (161,698)          891,173          894,576
   Change in unrealized gains
     (losses) on investments.......          924,851        (417,432)          867,752      (1,887,468)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,129,758        (363,479)        1,719,534      (1,044,974)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,001,973          621,903          747,078          477,989
   Net transfers (including fixed
     account)......................        1,318,754          436,688          123,050           24,196
   Contract charges................        (186,695)        (177,150)         (69,791)         (67,060)
   Transfers for contract benefits
     and terminations..............      (1,565,167)      (1,718,262)        (902,089)        (718,722)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        1,568,865        (836,821)        (101,752)        (283,597)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,698,623      (1,200,300)        1,617,782      (1,328,571)
NET ASSETS:
   Beginning of year...............       16,435,910       17,636,210        7,240,467        8,569,038
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,134,533  $    16,435,910  $     8,858,249  $     7,240,467
                                     ===============  ===============  ===============  ===============

                                                 BHFTII                         BHFTII METLIFE
                                       METLIFE MSCI EAFE(R) INDEX            RUSSELL 2000(R) INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018            2019              2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        67,021  $        83,003  $      (70,287)  $      (81,972)
   Net realized gains (losses).....          114,236          162,456        1,135,293        1,280,144
   Change in unrealized gains
     (losses) on investments.......        1,163,287      (1,391,421)        1,127,248      (2,471,424)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,344,544      (1,145,962)        2,192,254      (1,273,252)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          664,139          723,140        1,381,146        1,014,913
   Net transfers (including fixed
     account)......................          361,311          666,517          513,475          116,393
   Contract charges................         (70,209)         (59,651)         (76,087)         (68,341)
   Transfers for contract benefits
     and terminations..............        (706,148)        (980,612)      (1,270,100)      (2,078,014)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          249,093          349,394          548,434      (1,015,049)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,593,637        (796,568)        2,740,688      (2,288,301)
NET ASSETS:
   Beginning of year...............        6,606,006        7,402,574        9,215,132       11,503,433
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,199,643  $     6,606,006  $    11,955,820  $     9,215,132
                                     ===============  ===============  ===============  ===============

                                        BHFTII METLIFE STOCK INDEX         BHFTII MFS(R) TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       210,720  $         (431)  $        47,500   $        42,531
   Net realized gains (losses).....        5,952,252        5,905,369          396,665           568,767
   Change in unrealized gains
     (losses) on investments.......        7,031,368      (8,817,097)          708,490       (1,134,811)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       13,194,340      (2,912,159)        1,152,655         (523,513)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        6,285,109        3,057,916            2,544             8,368
   Net transfers (including fixed
     account)......................        (164,943)      (1,391,351)        (107,999)           141,075
   Contract charges................        (375,939)        (340,593)         (49,446)          (49,326)
   Transfers for contract benefits
     and terminations..............      (5,973,542)      (5,477,158)        (743,946)         (769,789)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (229,315)      (4,151,186)        (898,847)         (669,672)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............       12,965,025      (7,063,345)          253,808       (1,193,185)
NET ASSETS:
   Beginning of year...............       46,327,633       53,390,978        6,561,057         7,754,242
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    59,292,658  $    46,327,633  $     6,814,865   $     6,561,057
                                     ===============  ===============  ===============   ===============

                                            BHFTII MFS(R) VALUE
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        56,716  $      (49,953)
   Net realized gains (losses).....        1,536,564        1,667,345
   Change in unrealized gains
     (losses) on investments.......        3,771,743      (4,200,246)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,365,023      (2,582,854)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,250,446          207,929
   Net transfers (including fixed
     account)......................        (140,714)        (563,068)
   Contract charges................        (197,952)        (199,522)
   Transfers for contract benefits
     and terminations..............      (2,264,497)      (2,339,551)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,352,717)      (2,894,212)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,012,306      (5,477,066)
NET ASSETS:
   Beginning of year...............       19,648,433       25,125,499
                                     ---------------  ---------------
   End of year.....................  $    23,660,739  $    19,648,433
                                     ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     64

 The accompanying notes are an integral part of these financial statements.

                                     65

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                     BHFTII                             BHFTII
                                            NEUBERGER BERMAN GENESIS        T. ROWE PRICE LARGE CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019             2018              2019              2018
                                        ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (201,682)  $     (187,084)  $      (443,562)  $     (403,044)
   Net realized gains (losses)........         1,972,926        2,071,572         4,921,977        5,572,507
   Change in unrealized gains
     (losses) on investments..........         1,083,088      (2,751,329)         3,339,802      (6,014,217)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,854,332        (866,841)         7,818,217        (844,754)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           463,579          142,524         3,961,839        3,332,765
   Net transfers (including fixed
     account).........................          (43,362)          108,900           497,486          847,118
   Contract charges...................          (89,740)         (87,015)         (248,744)        (206,435)
   Transfers for contract benefits
     and terminations.................         (983,110)      (1,193,603)       (2,378,823)      (2,750,262)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (652,633)      (1,029,194)         1,831,758        1,223,186
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................         2,201,699      (1,896,035)         9,649,975          378,432
NET ASSETS:
   Beginning of year..................        10,646,038       12,542,073        26,765,258       26,386,826
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     12,847,737  $    10,646,038  $     36,415,233  $    26,765,258
                                        ================  ===============  ================  ===============

                                                     BHFTII                              BHFTII
                                         T. ROWE PRICE SMALL CAP GROWTH      VANECK GLOBAL NATURAL RESOURCES
                                                   SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2019              2018              2019             2018
                                        ---------------  ----------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (7,175)  $        (8,344)  $      (48,635)   $      (69,488)
   Net realized gains (losses)........           92,142            72,033        (142,747)          (68,985)
   Change in unrealized gains
     (losses) on investments..........           27,185          (95,919)          585,975       (1,252,249)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          112,152          (32,230)          394,593       (1,390,722)
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --                --           19,227            16,588
   Net transfers (including fixed
     account).........................          (3,869)          (50,645)          639,241           241,710
   Contract charges...................          (4,210)           (4,560)         (44,183)          (47,639)
   Transfers for contract benefits
     and terminations.................         (92,835)          (13,950)        (360,758)         (301,970)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (100,914)          (69,155)          253,527          (91,311)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................           11,238         (101,385)          648,120       (1,482,033)
NET ASSETS:
   Beginning of year..................          400,874           502,259        3,479,021         4,961,054
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $       412,112  $        400,874  $     4,127,141   $     3,479,021
                                        ===============  ================  ===============   ===============

                                                      BHFTII                            BHFTII
                                             WESTERN ASSET MANAGEMENT          WESTERN ASSET MANAGEMENT
                                           STRATEGIC BOND OPPORTUNITIES             U.S. GOVERNMENT
                                                    SUB-ACCOUNT                       SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019             2018              2019             2018
                                        ---------------   ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     2,171,457   $     2,620,848  $       250,618  $        144,440
   Net realized gains (losses)........          249,921            53,864        (105,766)         (186,945)
   Change in unrealized gains
     (losses) on investments..........        5,381,189       (6,476,389)          880,508         (163,941)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        7,802,567       (3,801,677)        1,025,360         (206,446)
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,669,112         2,887,675        1,437,142         2,277,700
   Net transfers (including fixed
     account).........................         (89,572)         2,053,022          372,287         1,174,031
   Contract charges...................        (496,967)         (488,756)        (224,797)         (221,831)
   Transfers for contract benefits
     and terminations.................      (8,854,154)       (9,195,476)      (4,542,116)       (2,989,048)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,771,581)       (4,743,535)      (2,957,484)           240,852
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        1,030,986       (8,545,212)      (1,932,124)            34,406
NET ASSETS:
   Beginning of year..................       64,242,084        72,787,296       25,701,077        25,666,671
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $    65,273,070   $    64,242,084  $    23,768,953  $     25,701,077
                                        ===============   ===============  ===============  ================

                                        BLACKROCK GLOBAL ALLOCATION V.I.
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2019           2018 (b)
                                        ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         6,593  $            674
   Net realized gains (losses)........           43,835             4,929
   Change in unrealized gains
     (losses) on investments..........           40,582          (22,718)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           91,010          (17,115)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          816,742           167,286
   Net transfers (including fixed
     account).........................          203,200            47,596
   Contract charges...................          (3,695)                --
   Transfers for contract benefits
     and terminations.................          (5,775)                --
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        1,010,472           214,882
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        1,101,482           197,767
NET ASSETS:
   Beginning of year..................          197,767                --
                                        ---------------  ----------------
   End of year........................  $     1,299,249  $        197,767
                                        ===============  ================

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     66

 The accompanying notes are an integral part of these financial statements.

                                     67

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         FIDELITY(R) VIP CONTRAFUND        FIDELITY(R) VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2019              2018            2019              2018
                                      ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (223,716)  $     (197,455)  $            95  $            232
   Net realized gains (losses)......         2,609,618        2,445,317            1,991             4,648
   Change in unrealized gains
     (losses) on investments........         2,377,104      (3,631,712)            3,253           (8,607)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         4,763,006      (1,383,850)            5,339           (3,727)
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           423,073          460,837               --                --
   Net transfers (including fixed
     account).......................         (451,962)        (722,633)              143          (19,253)
   Contract charges.................         (126,983)        (130,246)            (247)             (262)
   Transfers for contract benefits
     and terminations...............       (2,594,084)      (2,099,371)         (28,398)           (4,771)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,749,956)      (2,491,413)         (28,502)          (24,286)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         2,013,050      (3,875,263)         (23,163)          (28,013)
NET ASSETS:
   Beginning of year................        17,097,852       20,973,115           36,464            64,477
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     19,110,902  $    17,097,852  $        13,301  $         36,464
                                      ================  ===============  ===============  ================

                                           FIDELITY(R) VIP MID CAP         FTVIPT FRANKLIN INCOME VIP
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2019            2018             2019              2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (94,401)  $     (159,250)  $       747,136  $       671,563
   Net realized gains (losses)......        1,516,556        1,850,110          352,572           81,529
   Change in unrealized gains
     (losses) on investments........        1,165,891      (4,047,479)        1,458,562      (1,893,800)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,588,046      (2,356,619)        2,558,270      (1,140,708)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          359,580          328,543          491,057          449,096
   Net transfers (including fixed
     account).......................           52,351        (494,282)          252,991           11,333
   Contract charges.................         (83,552)         (99,141)        (136,719)        (140,697)
   Transfers for contract benefits
     and terminations...............      (2,454,484)      (2,044,407)      (2,557,976)      (2,250,830)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,126,105)      (2,309,287)      (1,950,647)      (1,931,098)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          461,941      (4,665,906)          607,623      (3,071,806)
NET ASSETS:
   Beginning of year................       12,632,647       17,298,553       18,485,748       21,557,554
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    13,094,588  $    12,632,647  $    19,093,371  $    18,485,748
                                      ===============  ===============  ===============  ===============

                                                   FTVIPT                            FTVIPT
                                         FRANKLIN MUTUAL SHARES VIP       FRANKLIN SMALL CAP VALUE VIP
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2019              2018            2019              2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        11,418  $        31,195  $       (9,686)  $      (17,734)
   Net realized gains (losses)......          313,335          233,705          470,258          599,930
   Change in unrealized gains
     (losses) on investments........          240,920        (592,577)          258,376      (1,080,140)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          565,673        (327,677)          718,948        (497,944)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            6,079           49,528           71,710           69,203
   Net transfers (including fixed
     account).......................              815           65,675           45,899         (32,833)
   Contract charges.................         (20,283)         (20,587)         (22,543)         (25,258)
   Transfers for contract benefits
     and terminations...............        (444,956)        (803,144)        (508,320)        (599,774)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (458,345)        (708,528)        (413,254)        (588,662)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          107,328      (1,036,205)          305,694      (1,086,606)
NET ASSETS:
   Beginning of year................        2,885,952        3,922,157        3,044,422        4,131,028
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     2,993,280  $     2,885,952  $     3,350,116  $     3,044,422
                                      ===============  ===============  ===============  ===============

                                                   FTVIPT
                                            TEMPLETON FOREIGN VIP
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2019              2018
                                      ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,249)  $        104,295
   Net realized gains (losses)......          (4,162)          (17,577)
   Change in unrealized gains
     (losses) on investments........        1,090,267       (2,152,059)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,082,856       (2,065,341)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           41,230            23,452
   Net transfers (including fixed
     account).......................          739,178           734,227
   Contract charges.................         (77,650)          (79,728)
   Transfers for contract benefits
     and terminations...............        (809,922)         (618,283)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (107,164)            59,668
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          975,692       (2,005,673)
NET ASSETS:
   Beginning of year................       10,188,360        12,194,033
                                      ---------------  ----------------
   End of year......................  $    11,164,052  $     10,188,360
                                      ===============  ================

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     68

 The accompanying notes are an integral part of these financial statements.

                                     69

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   FTVIPT                   INVESCO OPPENHEIMER V.I.
                                          TEMPLETON GLOBAL BOND VIP           MAIN STREET SMALL CAP
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2019            2018             2019             2018
                                      ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       541,834  $     (143,673)  $      (44,592)  $      (52,944)
   Net realized gains (losses)......        (140,609)        (132,042)          377,088          757,162
   Change in unrealized gains
     (losses) on investments........        (327,077)          337,185          389,857      (1,093,709)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           74,148           61,470          722,353        (389,491)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          363,318          336,932           14,096           14,860
   Net transfers (including fixed
     account).......................          232,741          311,323           87,848         (24,678)
   Contract charges.................         (84,255)         (88,677)         (23,158)         (29,385)
   Transfers for contract benefits
     and terminations...............      (1,546,624)      (1,480,925)        (565,975)        (807,924)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,034,820)        (921,347)        (487,189)        (847,127)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (960,672)        (859,877)          235,164      (1,236,618)
NET ASSETS:
   Beginning of year................        9,876,862       10,736,739        3,142,174        4,378,792
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,916,190  $     9,876,862  $     3,377,338  $     3,142,174
                                      ===============  ===============  ===============  ===============

                                       INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        152,066  $        106,368  $        (7,522)  $         43,186
   Net realized gains (losses)......         1,538,634         1,245,327           987,815           422,777
   Change in unrealized gains
     (losses) on investments........         1,101,973       (3,279,709)         1,088,533       (2,131,224)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,792,673       (1,928,014)         2,068,826       (1,665,261)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,117,931         1,203,200            86,806           116,210
   Net transfers (including fixed
     account).......................           122,742           487,048         (209,129)           429,922
   Contract charges.................         (114,775)         (106,856)          (65,432)          (71,421)
   Transfers for contract benefits
     and terminations...............       (2,830,606)       (2,599,925)       (1,471,441)       (1,373,415)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,704,708)       (1,016,533)       (1,659,196)         (898,704)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         1,087,965       (2,944,547)           409,630       (2,563,965)
NET ASSETS:
   Beginning of year................        15,704,635        18,649,182         8,360,170        10,924,135
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     16,792,600  $     15,704,635  $      8,769,800  $      8,360,170
                                      ================  ================  ================  ================

                                              LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                          VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2019              2018             2019              2018
                                      ---------------   ---------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (90,761)   $     (164,125)  $       (17,819)  $       (48,709)
   Net realized gains (losses)......          674,520         2,047,392         3,187,497         3,072,348
   Change in unrealized gains
     (losses) on investments........        2,884,129       (3,426,134)         2,626,948       (3,594,134)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,467,888       (1,542,867)         5,796,626         (570,495)
                                      ---------------   ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          694,220         1,362,791         1,066,779         1,878,488
   Net transfers (including fixed
     account).......................          281,359           145,935       (1,022,031)         (892,328)
   Contract charges.................         (92,921)          (84,384)         (170,212)         (155,773)
   Transfers for contract benefits
     and terminations...............      (1,891,522)       (2,986,344)       (3,506,301)       (4,138,311)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,008,864)       (1,562,002)       (3,631,765)       (3,307,924)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............        2,459,024       (3,104,869)         2,164,861       (3,878,419)
NET ASSETS:
   Beginning of year................       15,342,826        18,447,695        22,409,019        26,287,438
                                      ---------------   ---------------  ----------------  ----------------
   End of year......................  $    17,801,850   $    15,342,826  $     24,573,880  $     22,409,019
                                      ===============   ===============  ================  ================

                                             LMPVET CLEARBRIDGE
                                         VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                            2019             2018
                                      ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (17,062)   $       (8,452)
   Net realized gains (losses)......        1,956,755         1,729,875
   Change in unrealized gains
     (losses) on investments........        1,551,061       (2,566,786)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,490,754         (845,363)
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          494,087           906,400
   Net transfers (including fixed
     account).......................        (642,663)            62,733
   Contract charges.................        (101,293)          (91,192)
   Transfers for contract benefits
     and terminations...............      (1,994,555)       (2,274,610)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,244,424)       (1,396,669)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        1,246,330       (2,242,032)
NET ASSETS:
   Beginning of year................       12,903,855        15,145,887
                                      ---------------   ---------------
   End of year......................  $    14,150,185   $    12,903,855
                                      ===============   ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     70

 The accompanying notes are an integral part of these financial statements.

                                     71

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                              LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                           VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                             2019             2018             2019            2018
                                       ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       (3,291)  $       (3,478)  $         (501)  $         (956)
   Net realized gains (losses).......           19,460           23,671           44,261           35,993
   Change in unrealized gains
     (losses) on investments.........           46,341         (22,818)           45,761         (78,894)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............           62,510          (2,625)           89,521         (43,857)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --              915               --              180
   Net transfers (including fixed
     account)........................          (3,866)          (5,965)         (76,792)          (9,244)
   Contract charges..................            (466)            (449)          (1,995)          (1,930)
   Transfers for contract benefits
     and terminations................         (16,615)         (64,653)         (36,998)         (11,983)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....         (20,947)         (70,152)        (115,785)         (22,977)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................           41,563         (72,777)         (26,264)         (66,834)
NET ASSETS:
   Beginning of year.................          213,754          286,531          378,407          445,241
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $       255,317  $       213,754  $       352,143  $       378,407
                                       ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE                      LMPVET QS
                                          VARIABLE SMALL CAP GROWTH        VARIABLE CONSERVATIVE GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2019             2018              2019             2018
                                       ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (74,604)  $      (73,704)  $        10,648  $        21,913
   Net realized gains (losses).......          743,291        1,099,335           90,483           93,822
   Change in unrealized gains
     (losses) on investments.........          446,152        (846,919)          175,039        (234,766)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,114,839          178,712          276,170        (119,031)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          626,944          642,111              794            6,816
   Net transfers (including fixed
     account)........................            7,439        (457,177)           62,412            8,888
   Contract charges..................         (39,740)         (35,078)         (14,436)         (16,276)
   Transfers for contract benefits
     and terminations................        (615,233)        (832,597)        (527,129)        (299,158)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....         (20,590)        (682,741)        (478,359)        (299,730)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        1,094,249        (504,029)        (202,189)        (418,761)
NET ASSETS:
   Beginning of year.................        4,475,137        4,979,166        1,917,375        2,336,136
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     5,569,386  $     4,475,137  $     1,715,186  $     1,917,375
                                       ===============  ===============  ===============  ===============

                                                   LMPVET QS                         LMPVET QS
                                                VARIABLE GROWTH              VARIABLE MODERATE GROWTH
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                             2019             2018             2019             2018
                                       ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $           375  $        11,013  $            62  $           242
   Net realized gains (losses).......           57,724           95,986            1,418            4,358
   Change in unrealized gains
     (losses) on investments.........          141,112        (212,138)            4,601          (7,390)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          199,211        (105,139)            6,081          (2,790)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............              780              780               --               --
   Net transfers (including fixed
     account)........................            5,912          (4,843)               --             (97)
   Contract charges..................          (2,353)          (2,632)             (54)             (53)
   Transfers for contract benefits
     and terminations................        (119,959)        (304,551)              (5)         (22,038)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (115,620)        (311,246)             (59)         (22,188)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................           83,591        (416,385)            6,022         (24,978)
NET ASSETS:
   Beginning of year.................        1,003,940        1,420,325           32,802           57,780
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     1,087,531  $     1,003,940  $        38,824  $        32,802
                                       ===============  ===============  ===============  ===============

                                             LMPVIT WESTERN ASSET
                                        VARIABLE GLOBAL HIGH YIELD BOND
                                                  SUB-ACCOUNT
                                       --------------------------------
                                             2019             2018
                                       ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       264,005  $       275,872
   Net realized gains (losses).......        (140,708)        (145,100)
   Change in unrealized gains
     (losses) on investments.........          731,818        (555,880)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          855,115        (425,108)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          386,606          503,956
   Net transfers (including fixed
     account)........................           26,684          127,519
   Contract charges..................         (55,576)         (52,902)
   Transfers for contract benefits
     and terminations................      (1,265,413)      (1,437,106)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (907,699)        (858,533)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................         (52,584)      (1,283,641)
NET ASSETS:
   Beginning of year.................        7,196,680        8,480,321
                                       ---------------  ---------------
   End of year.......................  $     7,144,096  $     7,196,680
                                       ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     72

 The accompanying notes are an integral part of these financial statements.

                                     73

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                              PIMCO VIT HIGH YIELD              PIMCO VIT LOW DURATION
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018             2019              2018
                                        ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $          3,128  $         3,988  $            578  $           203
   Net realized gains (losses)........             2,889            1,647              (16)            (124)
   Change in unrealized gains
     (losses) on investments..........             5,523          (9,943)               538            (669)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            11,540          (4,308)             1,100            (590)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --               --                --               --
   Net transfers (including fixed
     account).........................                 3         (16,449)             (186)          (7,960)
   Contract charges...................             (499)            (549)             (310)            (295)
   Transfers for contract benefits
     and terminations.................          (39,049)          (4,270)           (1,900)          (6,589)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (39,545)         (21,268)           (2,396)         (14,844)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          (28,005)         (25,576)           (1,296)         (15,434)
NET ASSETS:
   Beginning of year..................            99,197          124,773            44,020           59,454
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $         71,192  $        99,197  $         42,724  $        44,020
                                        ================  ===============  ================  ===============

                                            PIONEER VCT MID CAP VALUE        PIONEER VCT REAL ESTATE SHARES
                                                   SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2019              2018              2019              2018
                                        ---------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (6,400)  $       (21,461)  $             42  $            96
   Net realized gains (losses)........          102,008           200,420             3,755            1,236
   Change in unrealized gains
     (losses) on investments..........          346,768         (639,621)             (957)          (2,428)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          442,376         (460,662)             2,840          (1,096)
                                        ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           37,139            52,631                --               --
   Net transfers (including fixed
     account).........................         (86,908)            76,526                --               --
   Contract charges...................         (10,735)          (11,344)              (48)             (45)
   Transfers for contract benefits
     and terminations.................        (278,763)         (365,612)               (2)              (4)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (339,267)         (247,799)              (50)             (49)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          103,109         (708,461)             2,790          (1,145)
NET ASSETS:
   Beginning of year..................        1,745,896         2,454,357            11,006           12,151
                                        ---------------  ----------------  ----------------  ---------------
   End of year........................  $     1,849,005  $      1,745,896  $         13,796  $        11,006
                                        ===============  ================  ================  ===============

                                              PUTNAM VT EQUITY INCOME         PUTNAM VT SUSTAINABLE LEADERS
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019             2018              2019             2018
                                        ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $            716  $         (531)  $        (1,943)  $       (3,813)
   Net realized gains (losses)........            14,777            6,087            37,762           51,650
   Change in unrealized gains
     (losses) on investments..........             4,528         (13,288)            40,357         (50,673)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            20,021          (7,732)            76,176          (2,836)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --               --             7,492            7,857
   Net transfers (including fixed
     account).........................               999          (5,071)           (1,160)          (4,535)
   Contract charges...................                --               --                --               --
   Transfers for contract benefits
     and terminations.................          (26,232)              (5)                --         (46,159)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (25,233)          (5,076)             6,332         (42,837)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           (5,212)         (12,808)            82,508         (45,673)
NET ASSETS:
   Beginning of year..................            75,058           87,866           214,887          260,560
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $         69,846  $        75,058  $        297,395  $       214,887
                                        ================  ===============  ================  ===============

                                                      RUSSELL
                                           GLOBAL REAL ESTATE SECURITIES
                                                    SUB-ACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           346   $           263
   Net realized gains (losses)........               11                13
   Change in unrealized gains
     (losses) on investments..........            1,249             (881)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            1,606             (605)
                                        ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --                --
   Net transfers (including fixed
     account).........................               --                --
   Contract charges...................               --                --
   Transfers for contract benefits
     and terminations.................              (3)               (4)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....              (3)               (4)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................            1,603             (609)
NET ASSETS:
   Beginning of year..................            8,036             8,645
                                        ---------------   ---------------
   End of year........................  $         9,639   $         8,036
                                        ===============   ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     74

 The accompanying notes are an integral part of these financial statements.

                                     75

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                   RUSSELL
                                       INTERNATIONAL DEVELOPED MARKETS          RUSSELL STRATEGIC BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2019              2018              2019               2018
                                      ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            169  $             44  $            340  $             169
   Net realized gains (losses)......                12             1,099               326               (17)
   Change in unrealized gains
     (losses) on investments........             1,979           (3,426)             1,158              (682)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             2,160           (2,283)             1,824              (530)
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                --                 --
   Net transfers (including fixed
     account).......................                --                --                --                 --
   Contract charges.................                --                --                --                 --
   Transfers for contract benefits
     and terminations...............               (2)               (5)               (2)                (3)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (2)               (5)               (2)                (3)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............             2,158           (2,288)             1,822              (533)
NET ASSETS:
   Beginning of year................            11,950            14,238            23,737             24,270
                                      ----------------  ----------------  ----------------  -----------------
   End of year......................  $         14,108  $         11,950  $         25,559  $          23,737
                                      ================  ================  ================  =================

                                         RUSSELL U.S. SMALL CAP EQUITY        RUSSELL U.S. STRATEGIC EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2019              2018              2019               2018
                                      ----------------  ----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (38)  $           (45)  $          (175)   $          (140)
   Net realized gains (losses)......                80               805             3,174             10,211
   Change in unrealized gains
     (losses) on investments........               860           (1,398)            10,646           (15,937)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               902             (638)            13,645            (5,866)
                                      ----------------  ----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                --                 --
   Net transfers (including fixed
     account).......................                --                --                --                 --
   Contract charges.................                --                --                --                 --
   Transfers for contract benefits
     and terminations...............               (3)               (2)               (3)                (2)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)               (2)               (3)                (2)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets...............               899             (640)            13,642            (5,868)
NET ASSETS:
   Beginning of year................             4,207             4,847            47,943             53,811
                                      ----------------  ----------------  ----------------   ----------------
   End of year......................  $          5,106  $          4,207  $         61,585   $         47,943
                                      ================  ================  ================   ================

                                           TAP 1919 VARIABLE SOCIALLY
                                               RESPONSIVE BALANCED
                                                   SUB-ACCOUNT
                                      -----------------------------------
                                            2019               2018
                                      ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (754)   $           (80)
   Net realized gains (losses)......             6,864              1,242
   Change in unrealized gains
     (losses) on investments........            17,624            (1,525)
                                      ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            23,734              (363)
                                      ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --
   Net transfers (including fixed
     account).......................           141,799                 --
   Contract charges.................              (35)               (35)
   Transfers for contract benefits
     and terminations...............               (7)                (6)
                                      ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           141,757               (41)
                                      ----------------   ----------------
     Net increase (decrease)
        in net assets...............           165,491              (404)
NET ASSETS:
   Beginning of year................            14,651             15,055
                                      ----------------   ----------------
   End of year......................  $        180,142   $         14,651
                                      ================   ================

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     76

 The accompanying notes are an integral part of these financial statements.

                                     77

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
           OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY (the "Company"), was
established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts
(the "Contracts"). The company is a wholly-owned subsidiary of Brighthouse Life
Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse
Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former
Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange
Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Sub-Account invests in shares of the corresponding fund, portfolio or series
(with the same name) of the registered investment management companies (the
"Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American Funds(R)")     Morgan Stanley Variable Insurance Fund, Inc.
BlackRock Variable Series Funds, Inc. ("BlackRock")            ("Morgan Stanley VIF")
Brighthouse Funds Trust I ("BHFTI")*                         PIMCO Variable Insurance Trust ("PIMCO VIT")
Brighthouse Funds Trust II ("BHFTII")*                       Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust         Russell Investment Funds ("Russell")
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust ("LMPVET")
* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate
Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2019:

American Funds(R) Bond Sub-Account (a)                 BHFTI American Funds(R) Growth Allocation
American Funds(R) Global Growth Sub-Account (a)          Sub-Account
American Funds(R) Global Small Capitalization          BHFTI American Funds(R) Growth Sub-Account
   Sub-Account (a)                                     BHFTI American Funds(R) Moderate Allocation
American Funds(R) Growth Sub-Account                     Sub-Account
American Funds(R) Growth-Income Sub-Account (a)        BHFTI AQR Global Risk Balanced Sub-Account
BHFTI AB Global Dynamic Allocation Sub-Account         BHFTI BlackRock Global Tactical Strategies
BHFTI AB International Bond Sub-Account (b)              Sub-Account
BHFTI American Funds(R) Balanced Allocation            BHFTI BlackRock High Yield Sub-Account (a)
   Sub-Account                                         BHFTI Brighthouse Asset Allocation 100 Sub-Account

                                     78

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

BHFTI Brighthouse Balanced Plus Sub-Account             BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse Small Cap Value Sub-Account (a)         Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets             BHFTII BlackRock Ultra-Short Term Bond
   Equity Sub-Account (a)                                 Sub-Account (a)
BHFTI Brighthouse/Eaton Vance Floating Rate             BHFTII Brighthouse Asset Allocation 20 Sub-Account
   Sub-Account                                          BHFTII Brighthouse Asset Allocation 40 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total           BHFTII Brighthouse Asset Allocation 60 Sub-Account
   Return Sub-Account                                   BHFTII Brighthouse Asset Allocation 80 Sub-Account
BHFTI Brighthouse/Templeton International Bond          BHFTII Brighthouse/Artisan Mid Cap Value
   Sub-Account                                            Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research         BHFTII Brighthouse/Dimensional International Small
   Sub-Account (a)                                        Company Sub-Account
BHFTI Clarion Global Real Estate Sub-Account (a)        BHFTII Brighthouse/Wellington Core Equity
BHFTI Harris Oakmark International Sub-Account (a)        Opportunities Sub-Account (a)
BHFTI Invesco Balanced-Risk Allocation                  BHFTII Frontier Mid Cap Growth Sub-Account
   Sub-Account                                          BHFTII Jennison Growth Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                      BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Invesco Global Equity Sub-Account                 BHFTII Loomis Sayles Small Cap Growth
BHFTI Invesco Small Cap Growth Sub-Account (a)            Sub-Account
BHFTI JPMorgan Core Bond Sub-Account                    BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI JPMorgan Global Active Allocation                 BHFTII MetLife Mid Cap Stock Index Sub-Account
   Sub-Account                                          BHFTII MetLife MSCI EAFE(R) Index Sub-Account
BHFTI JPMorgan Small Cap Value Sub-Account (a)          BHFTII MetLife Russell 2000(R) Index Sub-Account
BHFTI Loomis Sayles Global Allocation Sub-Account       BHFTII MetLife Stock Index Sub-Account (a)
BHFTI Loomis Sayles Growth Sub-Account (a)              BHFTII MFS(R) Total Return Sub-Account (a)
BHFTI MetLife Multi-Index Targeted Risk                 BHFTII MFS(R) Value Sub-Account (a)
   Sub-Account                                          BHFTII Neuberger Berman Genesis Sub-Account (a)
BHFTI MFS(R) Research International Sub-Account (a)     BHFTII T. Rowe Price Large Cap Growth
BHFTI Morgan Stanley Discovery Sub-Account (a)            Sub-Account (a)
BHFTI PanAgora Global Diversified Risk Sub-Account      BHFTII T. Rowe Price Small Cap Growth
BHFTI PIMCO Inflation Protected Bond Sub-Account          Sub-Account (a)
BHFTI PIMCO Total Return Sub-Account (a)                BHFTII VanEck Global Natural Resources
BHFTI Schroders Global Multi-Asset Sub-Account            Sub-Account
BHFTI SSGA Emerging Markets Enhanced Index              BHFTII Western Asset Management Strategic Bond
   Sub-Account (b)                                        Opportunities Sub-Account (a)
BHFTI SSGA Growth and Income ETF Sub-Account            BHFTII Western Asset Management U.S. Government
BHFTI SSGA Growth ETF Sub-Account                         Sub-Account (a)
BHFTI T. Rowe Price Large Cap Value Sub-Account (a)     BlackRock Global Allocation V.I. Sub-Account
BHFTI T. Rowe Price Mid Cap Growth Sub-Account (a)      Fidelity(R) VIP Contrafund Sub-Account (a)
BHFTI Victory Sycamore Mid Cap Value                    Fidelity(R) VIP Equity-Income Sub-Account
   Sub-Account (a)                                      Fidelity(R) VIP Mid Cap Sub-Account
BHFTI Wells Capital Management Mid Cap Value            FTVIPT Franklin Income VIP Sub-Account
   Sub-Account                                          FTVIPT Franklin Mutual Shares VIP Sub-Account
BHFTI Western Asset Management Government               FTVIPT Franklin Small Cap Value VIP Sub-Account
   Income Sub-Account                                   FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTII Baillie Gifford International Stock Sub-         FTVIPT Templeton Global Bond VIP Sub-Account
   Account                                              Invesco Oppenheimer V.I. Main Street Small Cap
BHFTII BlackRock Bond Income Sub-Account (a)              Sub-Account

                                     79

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)

Invesco V.I. Equity and Income Sub-Account               LMPVET QS Variable Moderate Growth Sub-Account
Invesco V.I. International Growth Sub-Account (a)        LMPVIT Western Asset Variable Global High Yield
LMPVET ClearBridge Variable Aggressive Growth               Bond Sub-Account (a)
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
LMPVET ClearBridge Variable Appreciation                 PIMCO VIT Low Duration Sub-Account
   Sub-Account (a)                                       Pioneer VCT Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Dividend Strategy            Pioneer VCT Real Estate Shares Sub-Account
   Sub-Account (a)                                       Putnam VT Equity Income Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             Putnam VT Sustainable Leaders Sub-Account (a)
   Sub-Account                                           Russell Global Real Estate Securities Sub-Account
LMPVET ClearBridge Variable Large Cap Value              Russell International Developed Markets Sub-Account
   Sub-Account                                           Russell Strategic Bond Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             Russell U.S. Small Cap Equity Sub-Account
   Sub-Account (a)                                       Russell U.S. Strategic Equity Sub-Account
LMPVET QS Variable Conservative Growth                   TAP 1919 Variable Socially Responsive Balanced
   Sub-Account                                              Sub-Account
LMPVET QS Variable Growth Sub-Account
(a) This Sub-Account may invest in two or more share classes within the underlying fund, portfolio or series of the Trusts.
(b) This Sub-Account began operations during the period ended December 31,
    2019.

B. The following Sub-Accounts had no net assets as of December 31, 2019:

BHFTI Brighthouse/Artisan International Sub-Account
BHFTI TCW Core Fixed Income Sub-Account
Morgan Stanley VIF Global Infrastructure Sub-Account

3.  PORTFOLIO CHANGES

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI ClearBridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Fidelity Institutional Asset Management(R)       BHFTI Western Asset Management Government
   Government Income Portfolio                           Income Portfolio
BHFTI Loomis Sayles Global Markets Portfolio           BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio          BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio
Oppenheimer VA Main Street Small Cap Fund              Invesco Oppenheimer V.I. Main Street Small Cap Fund
TRUST NAME CHANGE:

Former Name                                              New Name

Oppenheimer Variable Account Funds                       AIM Variable Insurance Funds (Invesco Variable
   ("Oppenheimer VA")                                      Insurance Funds) ("Invesco V.I.")

                                     80

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The
Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the
Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the
Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                                     81

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges paid to the company and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an
      additional charge, the company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the
      Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

                                     82

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     ------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     ------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     83

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                          FOR THE YEAR ENDED
                                                                     AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                 ------------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                    SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                 -------------    -------------     -------------   --------------

     American Funds(R) Bond Sub-Account........................        823,402        8,825,685         1,157,337        1,520,435
     American Funds(R) Global Growth Sub-Account...............        770,363       18,639,255         2,089,092        3,757,974
     American Funds(R) Global Small Capitalization Sub-Account.        167,844        3,335,950           317,850          937,162
     American Funds(R) Growth Sub-Account......................        609,515       38,469,136         5,379,625        8,071,576
     American Funds(R) Growth-Income Sub-Account...............        567,786       23,995,673         4,187,845        3,640,711
     BHFTI AB Global Dynamic Allocation Sub-Account............     10,628,919      111,034,899         7,885,044       16,986,815
     BHFTI AB International Bond Sub-Account (a)...............         13,017          135,667           136,304              653
     BHFTI American Funds(R) Balanced Allocation Sub-Account...     21,064,042      196,631,719        23,383,178       18,943,680
     BHFTI American Funds(R) Growth Allocation Sub-Account.....     11,437,353      101,805,712        14,194,840       10,687,450
     BHFTI American Funds(R) Growth Sub-Account................      5,952,382       57,253,484        14,544,118        5,863,896
     BHFTI American Funds(R) Moderate Allocation Sub-Account...     10,401,988       98,102,523        11,083,444       11,613,987
     BHFTI AQR Global Risk Balanced Sub-Account................     12,365,672      125,937,089         3,530,204       15,686,266
     BHFTI BlackRock Global Tactical Strategies Sub-Account....     22,819,042      226,396,803           795,412       32,699,110
     BHFTI BlackRock High Yield Sub-Account....................      3,640,788       28,246,955         8,043,778        1,800,056
     BHFTI Brighthouse Asset Allocation 100 Sub-Account........      8,308,042       93,456,333        13,163,332       12,567,226
     BHFTI Brighthouse Balanced Plus Sub-Account...............     39,584,314      414,053,776        11,765,476       44,415,168
     BHFTI Brighthouse Small Cap Value Sub-Account.............      1,916,774       28,235,306         3,361,733        3,581,313
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account.............................................      2,731,791       27,133,827         1,369,709        4,542,566
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account...        883,110        9,051,463         2,347,504        1,092,504
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account.............................................      1,710,894       16,632,068         2,014,526        1,976,228
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account.............................................        284,395        3,101,112           502,563          184,242
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account.............................................        111,292        1,283,950           235,341          279,607
     BHFTI Clarion Global Real Estate Sub-Account..............      1,442,258       16,564,888           753,239        3,993,861
     BHFTI Harris Oakmark International Sub-Account............      3,878,776       54,032,434         6,844,969        5,901,098
     BHFTI Invesco Balanced-Risk Allocation Sub-Account........      3,793,319       38,591,215           540,827        7,225,336
     BHFTI Invesco Comstock Sub-Account........................      2,353,111       29,513,675         5,022,085        4,364,181
     BHFTI Invesco Global Equity Sub-Account...................        172,082        3,273,873           573,915          604,964
     BHFTI Invesco Small Cap Growth Sub-Account................      2,420,469       31,985,895         6,941,837        3,003,419
     BHFTI JPMorgan Core Bond Sub-Account......................      2,773,908       28,708,973         3,920,175        3,814,510
     BHFTI JPMorgan Global Active Allocation Sub-Account.......      5,276,472       58,780,631         2,502,271        7,594,469
     BHFTI JPMorgan Small Cap Value Sub-Account................        248,582        3,654,952           596,243          577,184
     BHFTI Loomis Sayles Global Allocation Sub-Account.........      1,034,292       14,197,475         2,489,637        2,746,478
     BHFTI Loomis Sayles Growth Sub-Account....................      2,681,793       32,469,291         7,414,883        5,768,444
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account.......      3,906,131       46,856,406         5,493,512        5,858,615
     BHFTI MFS(R) Research International Sub-Account...........      2,361,994       26,440,737         3,091,961        3,812,989
     BHFTI Morgan Stanley Discovery Sub-Account................        572,441        8,613,790         2,626,661        3,019,913
     BHFTI PanAgora Global Diversified Risk Sub-Account........        408,508        4,395,267           823,388          574,208
     BHFTI PIMCO Inflation Protected Bond Sub-Account..........      5,310,680       56,438,509         3,207,764        8,041,675
     BHFTI PIMCO Total Return Sub-Account......................     10,651,669      124,517,158         8,593,700       14,648,711
     BHFTI Schroders Global Multi-Asset Sub-Account............      3,493,823       41,271,662         1,059,177        6,726,862
     BHFTI SSGA Emerging Markets Enhanced Index
       Sub-Account (a).........................................         12,610          119,168           127,387            7,919
     BHFTI SSGA Growth and Income ETF Sub-Account..............      7,330,857       81,983,176         8,741,159        8,503,350
     BHFTI SSGA Growth ETF Sub-Account.........................      4,113,285       46,546,470         5,261,724        3,530,267
     BHFTI T. Rowe Price Large Cap Value Sub-Account...........      1,822,418       51,781,684         9,623,061        7,010,569
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account............      5,022,918       47,686,970        10,660,713        5,694,861
     BHFTI Victory Sycamore Mid Cap Value Sub-Account..........        954,086       16,020,803         1,080,514        2,636,250
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account.............................................      1,564,092       20,137,486           891,443        3,369,273

(a)  For the period April 29, 2019 to December 31, 2019.

                                     84

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2019             DECEMBER 31, 2019
                                                                   -------------------------------   -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   --------------    -------------   -------------    --------------

     BHFTI Western Asset Management Government Income
       Sub-Account...............................................       3,696,937       39,485,047       2,685,149        5,710,371
     BHFTII Baillie Gifford International Stock Sub-Account......       1,049,468       10,505,513       1,240,433        2,296,587
     BHFTII BlackRock Bond Income Sub-Account....................         104,141       10,975,181       2,868,673        1,057,917
     BHFTII BlackRock Capital Appreciation Sub-Account...........         102,554        3,758,584       1,989,922          334,437
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account..........         469,139       47,307,714      15,960,632       18,309,127
     BHFTII Brighthouse Asset Allocation 20 Sub-Account..........         850,668        9,173,359       3,012,688        2,070,250
     BHFTII Brighthouse Asset Allocation 40 Sub-Account..........      25,526,192      303,138,788      24,200,330       42,574,905
     BHFTII Brighthouse Asset Allocation 60 Sub-Account..........      40,625,645      505,130,223      55,360,490       56,601,171
     BHFTII Brighthouse Asset Allocation 80 Sub-Account..........      28,525,685      386,863,827      44,820,808       47,975,100
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account........          59,284       12,603,200       2,005,989        1,435,636
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account.......................................         454,944        6,143,192       1,017,636          806,105
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account...............................................       2,242,924       66,947,153      10,437,594       15,118,699
     BHFTII Frontier Mid Cap Growth Sub-Account..................         261,090        7,958,230       1,804,563        1,370,481
     BHFTII Jennison Growth Sub-Account..........................       3,268,292       43,819,525      10,040,999        7,850,506
     BHFTII Loomis Sayles Small Cap Core Sub-Account.............           3,385          809,471         146,246           84,285
     BHFTII Loomis Sayles Small Cap Growth Sub-Account...........          36,700          434,034          99,159          105,912
     BHFTII MetLife Aggregate Bond Index Sub-Account.............       1,770,081       19,045,133       4,620,613        2,802,203
     BHFTII MetLife Mid Cap Stock Index Sub-Account..............         498,216        8,243,789       1,896,577        1,212,238
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account...............         589,057        7,243,611       1,238,306          866,461
     BHFTII MetLife Russell 2000(R) Index Sub-Account............         609,371       10,913,890       2,983,850        1,506,214
     BHFTII MetLife Stock Index Sub-Account......................       1,106,003       44,350,699      12,427,636        8,313,219
     BHFTII MFS(R) Total Return Sub-Account......................          39,947        5,829,684         459,653        1,034,495
     BHFTII MFS(R) Value Sub-Account.............................       1,456,257       21,702,698       3,397,438        3,207,087
     BHFTII Neuberger Berman Genesis Sub-Account.................         633,795       10,524,167       2,360,351        1,533,453
     BHFTII T. Rowe Price Large Cap Growth Sub-Account...........       1,631,233       35,027,536       9,230,556        2,975,337
     BHFTII T. Rowe Price Small Cap Growth Sub-Account...........          18,431          306,238          72,867          122,700
     BHFTII VanEck Global Natural Resources Sub-Account..........         483,842        5,191,877         655,306          450,395
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account.................................       4,748,110       61,797,282       6,787,117       11,387,174
     BHFTII Western Asset Management U.S. Government
       Sub-Account...............................................       2,015,629       23,883,089       2,672,634        5,379,467
     BlackRock Global Allocation V.I. Sub-Account................          89,728        1,281,391       1,102,955           42,192
     Fidelity(R) VIP Contrafund Sub-Account......................         518,449       15,393,628       2,755,437        3,550,264
     Fidelity(R) VIP Equity-Income Sub-Account...................             576           12,027           2,994           28,809
     Fidelity(R) VIP Mid Cap Sub-Account.........................         412,428       12,545,012       2,095,356        2,768,331
     FTVIPT Franklin Income VIP Sub-Account......................       1,200,087       18,399,174       1,915,883        2,805,486
     FTVIPT Franklin Mutual Shares VIP Sub-Account...............         159,133        2,855,762         384,361          550,000
     FTVIPT Franklin Small Cap Value VIP Sub-Account.............         222,601        3,693,415         722,903          592,743
     FTVIPT Templeton Foreign VIP Sub-Account....................         801,301       11,926,921         878,919          879,323
     FTVIPT Templeton Global Bond VIP Sub-Account................         558,310       10,000,794       1,105,144        1,598,124
     Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account..         147,547        2,891,960         404,679          625,655
     Invesco V.I. Equity and Income Sub-Account..................         963,984       15,144,024       2,716,171        3,070,659
     Invesco V.I. International Growth Sub-Account...............         227,886        6,620,281         769,441        1,878,458
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................         634,854       14,002,856       1,377,844        2,171,308
     LMPVET ClearBridge Variable Appreciation Sub-Account........         525,638       16,605,607       2,909,934        5,063,748
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account...............................................         671,360        9,477,152       1,619,380        2,863,679
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account...............................................           8,514          170,835          12,251           25,118
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....          16,564          283,043          27,070          122,448

(a)  For the period April 29, 2019 to December 31, 2019.

                                     85

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------

     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        205,006        4,552,409         1,289,758           870,200
     LMPVET QS Variable Conservative Growth Sub-Account.........        115,269        1,517,025           148,355           575,823
     LMPVET QS Variable Growth Sub-Account......................         77,682        1,008,686            70,825           134,480
     LMPVET QS Variable Moderate Growth Sub-Account.............          2,800           34,419             2,000               631
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................        988,200        7,591,454           933,369         1,577,055
     PIMCO VIT High Yield Sub-Account...........................          8,957           65,060             4,743            41,161
     PIMCO VIT Low Duration Sub-Account.........................          4,190           42,917             1,222             3,041
     Pioneer VCT Mid Cap Value Sub-Account......................        101,428        1,855,837           235,261           456,509
     Pioneer VCT Real Estate Shares Sub-Account.................          1,211           11,299             3,933               267
     Putnam VT Equity Income Sub-Account........................          2,599           48,635            12,044            28,985
     Putnam VT Sustainable Leaders Sub-Account..................          7,450          201,596            45,739             4,954
     Russell Global Real Estate Securities Sub-Account..........            626            8,755               472               127
     Russell International Developed Markets Sub-Account........          1,204           12,533               353               188
     Russell Strategic Bond Sub-Account.........................          2,421           25,661             1,015               350
     Russell U.S. Small Cap Equity Sub-Account..................            357            4,687               104                73
     Russell U.S. Strategic Equity Sub-Account..................          3,842           57,167             3,759               787
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          5,957          165,933           150,173             2,433

(a)  For the period April 29, 2019 to December 31, 2019.

                                     86

This page is intentionally left blank.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                       AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) BOND             GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  -----------------------------
                                        2019           2018           2019            2018           2019           2018
                                   --------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........       1,102,843        516,719        666,508        529,487        106,255         109,931
Units issued and transferred
   from other funding options....         741,531        712,700        214,969        215,905          8,220          12,338
Units redeemed and transferred to
   other funding options.........       (145,423)      (126,576)      (124,106)       (78,884)       (20,946)        (16,014)
                                   --------------  -------------  -------------  -------------  -------------  --------------
Units end of year................       1,698,951      1,102,843        757,371        666,508         93,529         106,255
                                   ==============  =============  =============  =============  =============  ==============

                                                                        AMERICAN FUNDS(R)              BHFTI AB GLOBAL
                                     AMERICAN FUNDS(R) GROWTH             GROWTH-INCOME              DYNAMIC ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019            2018           2019           2018
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........         138,548        167,420        455,519        169,363     10,217,872     11,153,982
Units issued and transferred
   from other funding options....           1,764          1,967        461,856        313,124        162,412        195,395
Units redeemed and transferred to
   other funding options.........        (21,163)       (30,839)       (42,375)       (26,968)    (1,192,281)    (1,131,505)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................         119,149        138,548        875,000        455,519      9,188,003     10,217,872
                                   ==============  =============  =============  =============  =============  =============

                                      BHFTI AB
                                    INTERNATIONAL     BHFTI AMERICAN FUNDS(R)        BHFTI AMERICAN FUNDS(R)
                                        BOND            BALANCED ALLOCATION             GROWTH ALLOCATION
                                     SUB-ACCOUNT            SUB-ACCOUNT                    SUB-ACCOUNT
                                   --------------  -----------------------------  -----------------------------
                                      2019 (a)          2019           2018            2019           2018
                                   --------------  --------------  -------------  --------------  -------------

Units beginning of year..........              --      13,364,606     14,654,093       6,617,229      6,972,911
Units issued and transferred
   from other funding options....          13,175         771,414        620,755         361,534        688,711
Units redeemed and transferred to
   other funding options.........            (31)     (1,463,380)    (1,910,242)       (699,366)    (1,044,393)
                                   --------------  --------------  -------------  --------------  -------------
Units end of year................          13,144      12,672,640     13,364,606       6,279,397      6,617,229
                                   ==============  ==============  =============  ==============  =============

                                      BHFTI AMERICAN FUNDS(R)         BHFTI AMERICAN FUNDS(R)                  BHFTI
                                              GROWTH                    MODERATE ALLOCATION          AQR GLOBAL RISK BALANCED
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2019           2018            2019            2018            2019            2018
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      4,491,476       4,133,517       7,025,392       7,609,534      10,126,962      11,131,799
Units issued and transferred
   from other funding options....      1,346,296       1,187,508         408,141         322,818         104,194         183,793
Units redeemed and transferred to
   other funding options.........      (701,340)       (829,549)       (865,518)       (906,960)     (1,255,978)     (1,188,630)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      5,136,432       4,491,476       6,568,015       7,025,392       8,975,178      10,126,962
                                   =============  ==============  ==============  ==============  ==============  ==============

                                           BHFTI BLACKROCK                                              BHFTI BRIGHTHOUSE
                                     GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018           2019            2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........      19,774,509      21,234,869      1,287,335         676,724       5,260,585      5,619,852
Units issued and transferred
   from other funding options....         180,936         325,287        812,282         778,934         106,545        302,442
Units redeemed and transferred to
   other funding options.........     (2,299,827)     (1,785,647)      (148,859)       (168,323)       (595,007)      (661,709)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................      17,655,618      19,774,509      1,950,758       1,287,335       4,772,123      5,260,585
                                   ==============  ==============  =============  ==============  ==============  =============

                                         BHFTI BRIGHTHOUSE               BHFTI BRIGHTHOUSE         BHFTI BRIGHTHOUSE/ABERDEEN
                                           BALANCED PLUS                  SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019            2018           2019            2018           2019            2018
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........      30,748,386     31,901,432         990,586       1,091,383      2,880,148       2,798,040
Units issued and transferred
   from other funding options....         655,712      1,595,504          61,889          67,664        195,379         513,429
Units redeemed and transferred to
   other funding options.........     (2,935,209)    (2,748,550)       (142,449)       (168,461)      (487,151)       (431,321)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................      28,468,889     30,748,386         910,026         990,586      2,588,376       2,880,148
                                   ==============  =============  ==============  ==============  =============  ==============

                                      BHFTI BRIGHTHOUSE/EATON      BHFTI BRIGHTHOUSE/FRANKLIN     BHFTI BRIGHTHOUSE/TEMPLETON
                                        VANCE FLOATING RATE         LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018            2019           2018           2019            2018
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........         646,814        522,734      1,653,824       1,710,233        205,255         233,461
Units issued and transferred
   from other funding options....         201,661        307,471        230,673         412,495         32,648          31,812
Units redeemed and transferred to
   other funding options.........       (122,118)      (183,391)      (258,377)       (468,904)       (20,758)        (60,018)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................         726,357        646,814      1,626,120       1,653,824        217,145         205,255
                                   ==============  =============  =============  ==============  =============  ==============

                                   BHFTI BRIGHTHOUSE/WELLINGTON           BHFTI CLARION                   BHFTI HARRIS
                                        LARGE CAP RESEARCH             GLOBAL REAL ESTATE             OAKMARK INTERNATIONAL
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                       2019            2018            2019            2018            2019           2018
                                   -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........         82,238          90,328       1,046,491       1,155,226       1,871,869      1,854,183
Units issued and transferred
   from other funding options....          2,724           3,459          31,087          78,408         179,768        312,389
Units redeemed and transferred to
   other funding options.........       (13,006)        (11,549)       (206,458)       (187,143)       (291,793)      (294,703)
                                   -------------  --------------  --------------  --------------  --------------  -------------
Units end of year................         71,956          82,238         871,120       1,046,491       1,759,844      1,871,869
                                   =============  ==============  ==============  ==============  ==============  =============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

                                     88

                                     89

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                           BHFTI INVESCO
                                     BALANCED-RISK ALLOCATION        BHFTI INVESCO COMSTOCK      BHFTI INVESCO GLOBAL EQUITY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ----------------------------  -----------------------------
                                        2019           2018           2019            2018           2019           2018
                                   --------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........      34,047,720     36,504,508      1,664,588      1,935,644        116,549         128,920
Units issued and transferred
   from other funding options....       1,062,401      2,033,307        102,044         90,771          3,896           8,477
Units redeemed and transferred to
   other funding options.........     (6,174,455)    (4,490,095)      (267,027)      (361,827)       (17,473)        (20,848)
                                   --------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      28,935,666     34,047,720      1,499,605      1,664,588        102,972         116,549
                                   ==============  =============  =============  =============  =============  ==============

                                           BHFTI INVESCO                                               BHFTI JPMORGAN
                                         SMALL CAP GROWTH           BHFTI JPMORGAN CORE BOND      GLOBAL ACTIVE ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ----------------------------  -----------------------------
                                        2019           2018           2019            2018           2019           2018
                                   --------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........         782,123        829,704      2,542,779      2,769,142     47,476,683      47,106,992
Units issued and transferred
   from other funding options....         103,995        109,346        349,608        383,875      1,657,234       6,192,489
Units redeemed and transferred to
   other funding options.........       (115,030)      (156,927)      (414,947)      (610,238)    (5,848,289)     (5,822,798)
                                   --------------  -------------  -------------  -------------  -------------  --------------
Units end of year................         771,088        782,123      2,477,440      2,542,779     43,285,628      47,476,683
                                   ==============  =============  =============  =============  =============  ==============

                                         BHFTI JPMORGAN                  BHFTI LOOMIS                   BHFTI LOOMIS
                                         SMALL CAP VALUE           SAYLES GLOBAL ALLOCATION             SAYLES GROWTH
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2019            2018           2019           2018            2019           2018
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........        171,486        177,588        840,133         947,855       2,525,710      2,850,050
Units issued and transferred
   from other funding options....         12,226         11,273         44,457          66,704         161,844        131,430
Units redeemed and transferred to
   other funding options.........       (26,320)       (17,375)      (125,064)       (174,426)       (380,423)      (455,770)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................        157,392        171,486        759,526         840,133       2,307,131      2,525,710
                                   =============  =============  =============  ==============  ==============  =============

                                           BHFTI METLIFE              BHFTI MFS(R) RESEARCH              BHFTI MORGAN
                                     MULTI-INDEX TARGETED RISK            INTERNATIONAL                STANLEY DISCOVERY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2019           2018            2019           2018           2019            2018
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........     32,838,193      31,354,071       1,665,206      1,800,246        440,192        541,671
Units issued and transferred
   from other funding options....      3,746,151       5,258,951         122,735        118,879         30,006         21,302
Units redeemed and transferred to
   other funding options.........    (4,264,799)     (3,774,829)       (233,041)      (253,919)      (108,265)      (122,781)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................     32,319,545      32,838,193       1,554,900      1,665,206        361,933        440,192
                                   =============  ==============  ==============  =============  =============  =============

                                           BHFTI PANAGORA               BHFTI PIMCO INFLATION
                                       GLOBAL DIVERSIFIED RISK             PROTECTED BOND             BHFTI PIMCO TOTAL RETURN
                                             SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       3,544,530       3,731,501       3,976,454       4,410,093       7,156,264       7,730,960
Units issued and transferred
   from other funding options....         616,146         359,291         266,805         355,028         678,977         724,112
Units redeemed and transferred to
   other funding options.........       (484,663)       (546,262)       (672,423)       (788,667)     (1,115,430)     (1,298,808)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       3,676,013       3,544,530       3,570,836       3,976,454       6,719,811       7,156,264
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                                                  BHFTI SSGA
                                                                   EMERGING
                                                                    MARKETS
                                         BHFTI SCHRODERS           ENHANCED              BHFTI SSGA
                                       GLOBAL MULTI-ASSET            INDEX          GROWTH AND INCOME ETF
                                           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                   ----------------------------  -------------  ----------------------------
                                       2019           2018         2019 (a)          2019          2018
                                   -------------  -------------  -------------  -------------  -------------

Units beginning of year..........     34,002,282     19,146,295             --      5,040,707      5,514,446
Units issued and transferred
   from other funding options....        697,190     18,682,275         13,554        263,050        203,448
Units redeemed and transferred to
   other funding options.........    (4,648,370)    (3,826,288)          (826)      (534,379)      (677,187)
                                   -------------  -------------  -------------  -------------  -------------
Units end of year................     30,051,102     34,002,282         12,728      4,769,378      5,040,707
                                   =============  =============  =============  =============  =============

                                                                     BHFTI T. ROWE PRICE             BHFTI T. ROWE PRICE
                                       BHFTI SSGA GROWTH ETF           LARGE CAP VALUE                 MID CAP GROWTH
                                            SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ------------------------------
                                        2019          2018           2019           2018            2019            2018
                                   -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year..........      2,681,123      2,910,881        601,200        632,236       1,928,897       2,061,165
Units issued and transferred
   from other funding options....        114,348         86,361         43,650         52,718         178,473         170,443
Units redeemed and transferred to
   other funding options.........      (197,827)      (316,119)       (86,414)       (83,754)       (289,181)       (302,711)
                                   -------------  -------------  -------------  -------------  --------------  --------------
Units end of year................      2,597,644      2,681,123        558,436        601,200       1,818,189       1,928,897
                                   =============  =============  =============  =============  ==============  ==============

                                                                                                      BHFTI WESTERN ASSET
                                     BHFTI VICTORY SYCAMORE            BHFTI WELLS CAPITAL                MANAGEMENT
                                          MID CAP VALUE             MANAGEMENT MID CAP VALUE           GOVERNMENT INCOME
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2019           2018            2019            2018            2019           2018
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........        433,096        475,301         798,082         916,185      3,791,273      4,149,237
Units issued and transferred
   from other funding options....         18,655         33,270          17,532          37,976        277,447        288,267
Units redeemed and transferred to
   other funding options.........       (66,563)       (75,475)       (124,781)       (156,079)      (594,191)      (646,231)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................        385,188        433,096         690,833         798,082      3,474,529      3,791,273
                                   =============  =============  ==============  ==============  =============  =============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

                                     90

                                     91

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                       BHFTII BAILLIE GIFFORD            BHFTII BLACKROCK                BHFTII BLACKROCK
                                         INTERNATIONAL STOCK                BOND INCOME                CAPITAL APPRECIATION
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         937,037         961,397         146,429         140,152          91,092          83,572
Units issued and transferred
   from other funding options....          33,030         136,192          45,886          30,193          23,126          15,065
Units redeemed and transferred to
   other funding options.........       (153,185)       (160,552)        (22,172)        (23,916)         (7,181)         (7,545)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         816,882         937,037         170,143         146,429         107,037          91,092
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                         BHFTII BLACKROCK              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20             ASSET ALLOCATION 40
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2019            2018           2019            2018            2019            2018
                                   -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........      5,290,563       5,219,529        629,209         584,817      19,202,713      22,319,210
Units issued and transferred
   from other funding options....      2,296,370       3,771,900        339,329         248,188         502,191         509,408
Units redeemed and transferred to
   other funding options.........    (2,425,276)     (3,700,866)      (156,703)       (203,796)     (2,586,755)     (3,625,905)
                                   -------------  --------------  -------------  --------------  --------------  --------------
Units end of year................      5,161,657       5,290,563        811,835         629,209      17,118,149      19,202,713
                                   =============  ==============  =============  ==============  ==============  ==============

                                         BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE          BHFTII BRIGHTHOUSE/ARTISAN
                                         ASSET ALLOCATION 60            ASSET ALLOCATION 80                MID CAP VALUE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      27,892,903      30,132,570      21,038,503      23,551,756         539,932         589,889
Units issued and transferred
   from other funding options....       1,217,684       1,388,054         239,781         546,125          34,931          27,944
Units redeemed and transferred to
   other funding options.........     (3,307,460)     (3,627,721)     (2,455,884)     (3,059,378)        (68,525)        (77,901)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      25,803,127      27,892,903      18,822,400      21,038,503         506,338         539,932
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                               BHFTII                          BHFTII
                                       BRIGHTHOUSE/DIMENSIONAL         BRIGHTHOUSE/WELLINGTON                 BHFTII
                                     INTERNATIONAL SMALL COMPANY      CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         231,385         224,490       2,755,106       3,158,888         313,432         348,922
Units issued and transferred
   from other funding options....          27,735          38,809         220,254         148,750          29,907          19,191
Units redeemed and transferred to
   other funding options.........        (38,750)        (31,914)       (521,539)       (552,532)        (53,670)        (54,681)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         220,370         231,385       2,453,821       2,755,106         289,669         313,432
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                                                     BHFTII LOOMIS SAYLES          BHFTII LOOMIS SAYLES
                                      BHFTII JENNISON GROWTH            SMALL CAP CORE               SMALL CAP GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018           2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,620,381      1,842,317         11,832         12,979         19,502         22,792
Units issued and transferred
   from other funding options....        153,115        141,843          1,123            234            642          2,209
Units redeemed and transferred to
   other funding options.........      (308,907)      (363,779)        (1,181)        (1,381)        (3,965)        (5,499)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,464,589      1,620,381         11,774         11,832         16,179         19,502
                                   =============  =============  =============  =============  =============  =============

                                          BHFTII METLIFE                BHFTII METLIFE                BHFTII METLIFE
                                       AGGREGATE BOND INDEX           MID CAP STOCK INDEX           MSCI EAFE(R) INDEX
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018           2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,062,730      1,145,468        247,006        254,725        499,779        481,469
Units issued and transferred
   from other funding options....        306,583        162,503         38,380         29,431         83,686         98,938
Units redeemed and transferred to
   other funding options.........      (223,970)      (245,241)       (42,569)       (37,150)       (68,979)       (80,628)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,145,343      1,062,730        242,817        247,006        514,486        499,779
                                   =============  =============  =============  =============  =============  =============

                                           BHFTII METLIFE
                                        RUSSELL 2000(R) INDEX       BHFTII METLIFE STOCK INDEX    BHFTII MFS(R) TOTAL RETURN
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2019            2018            2019           2018           2019           2018
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........         324,847         356,943       1,931,296      2,080,854        107,850        117,788
Units issued and transferred
   from other funding options....          72,027          58,027         331,187        254,711          1,314          5,210
Units redeemed and transferred to
   other funding options.........        (57,718)        (90,123)       (356,922)      (404,269)       (20,299)       (15,148)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................         339,156         324,847       1,905,561      1,931,296         88,865        107,850
                                   ==============  ==============  ==============  =============  =============  =============

                                                                              BHFTII                      BHFTII T. ROWE
                                        BHFTII MFS(R) VALUE          NEUBERGER BERMAN GENESIS         PRICE LARGE CAP GROWTH
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2019           2018            2019            2018            2019            2018
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........        729,098         825,295         383,584         413,277       1,050,180       1,082,981
Units issued and transferred
   from other funding options....         68,963          79,684          29,223          36,086         177,553         241,994
Units redeemed and transferred to
   other funding options.........      (113,491)       (175,881)        (50,192)        (65,779)       (155,233)       (274,795)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................        684,570         729,098         362,615         383,584       1,072,500       1,050,180
                                   =============  ==============  ==============  ==============  ==============  ==============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

                                     92

                                     93

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                                                             BHFTII
                                          BHFTII T. ROWE                  BHFTII VANECK             WESTERN ASSET MANAGEMENT
                                      PRICE SMALL CAP GROWTH        GLOBAL NATURAL RESOURCES      STRATEGIC BOND OPPORTUNITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2019            2018           2019           2018            2019            2018
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........          11,317         12,927         402,320        401,610       2,028,696       2,173,596
Units issued and transferred
   from other funding options....             684            275          95,212         73,450         182,011         257,885
Units redeemed and transferred to
   other funding options.........         (3,074)        (1,885)        (65,894)       (72,740)       (371,138)       (402,785)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................           8,927         11,317         431,638        402,320       1,839,569       2,028,696
                                   ==============  =============  ==============  =============  ==============  ==============

                                              BHFTII
                                     WESTERN ASSET MANAGEMENT                BLACKROCK
                                          U.S. GOVERNMENT             GLOBAL ALLOCATION V.I.       FIDELITY(R) VIP CONTRAFUND
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019           2018            2019          2018 (b)          2019           2018
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,481,884      1,468,504           9,262              --        812,628         462,227
Units issued and transferred
   from other funding options....         182,991        311,643          45,174          13,649        364,659         425,321
Units redeemed and transferred to
   other funding options.........       (352,201)      (298,263)         (2,062)         (4,387)      (175,516)        (74,920)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,312,674      1,481,884          52,374           9,262      1,001,771         812,628
                                   ==============  =============  ==============  ==============  =============  ==============

                                   FIDELITY(R) VIP EQUITY-INCOME      FIDELITY(R) VIP MID CAP      FTVIPT FRANKLIN INCOME VIP
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019           2018             2019           2018           2019            2018
                                   -------------  --------------   --------------  -------------  -------------  --------------

Units beginning of year..........          1,307           2,297          197,251        226,637        294,051         323,062
Units issued and transferred
   from other funding options....              2              --           17,448          9,560         15,789          14,113
Units redeemed and transferred to
   other funding options.........        (1,186)           (990)         (46,344)       (38,946)       (43,794)        (43,124)
                                   -------------  --------------   --------------  -------------  -------------  --------------
Units end of year................            123           1,307          168,355        197,251        266,046         294,051
                                   =============  ==============   ==============  =============  =============  ==============

                                              FTVIPT                          FTVIPT                         FTVIPT
                                    FRANKLIN MUTUAL SHARES VIP     FRANKLIN SMALL CAP VALUE VIP       TEMPLETON FOREIGN VIP
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019            2018           2019            2018            2019           2018
                                   --------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year..........          93,265        113,949         196,488         232,182         465,043        467,004
Units issued and transferred
   from other funding options....           2,800          5,892          13,616          11,532          41,440         34,886
Units redeemed and transferred to
   other funding options.........        (15,989)       (26,576)        (38,425)        (47,226)        (54,155)       (36,847)
                                   --------------  -------------  --------------  --------------  --------------  -------------
Units end of year................          80,076         93,265         171,679         196,488         452,328        465,043
                                   ==============  =============  ==============  ==============  ==============  =============

                                              FTVIPT                INVESCO OPPENHEIMER V.I.
                                     TEMPLETON GLOBAL BOND VIP        MAIN STREET SMALL CAP       INVESCO V.I. EQUITY AND INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   -----------------------------  -----------------------------  --------------------------------
                                       2019            2018            2019           2018             2019            2018
                                   -------------  --------------  -------------  --------------   --------------  --------------

Units beginning of year..........        518,656         566,437        100,955         124,024          667,340         705,753
Units issued and transferred
   from other funding options....         44,348          53,001          6,398           6,302           71,502          73,945
Units redeemed and transferred to
   other funding options.........       (97,480)       (100,782)       (19,998)        (29,371)        (134,823)       (112,358)
                                   -------------  --------------  -------------  --------------   --------------  --------------
Units end of year................        465,524         518,656         87,355         100,955          604,019         667,340
                                   =============  ==============  =============  ==============   ==============  ==============

                                           INVESCO V.I.                  LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                       INTERNATIONAL GROWTH          VARIABLE AGGRESSIVE GROWTH         VARIABLE APPRECIATION
                                            SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         280,671         306,466       1,881,024         737,419       1,932,776         439,951
Units issued and transferred
   from other funding options....          10,327          23,823         711,992       1,267,910         826,169       1,603,390
Units redeemed and transferred to
   other funding options.........        (57,562)        (49,618)       (179,321)       (124,305)       (205,989)       (110,565)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         233,436         280,671       2,413,695       1,881,024       2,552,956       1,932,776
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY     VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                     ----------------------------  ----------------------------  -----------------------------
                                         2019           2018           2019           2018            2019            2018
                                     -------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year............        521,884        572,108          6,572          8,673          14,915         15,712
Units issued and transferred
   from other funding options......         20,873         44,811              5             28              34            272
Units redeemed and transferred to
   other funding options...........       (99,882)       (95,035)          (537)        (2,129)         (4,037)        (1,069)
                                     -------------  -------------  -------------  -------------  --------------  -------------
Units end of year..................        442,875        521,884          6,040          6,572          10,912         14,915
                                     =============  =============  =============  =============  ==============  =============

                                           LMPVET CLEARBRIDGE                  LMPVET QS                     LMPVET QS
                                        VARIABLE SMALL CAP GROWTH    VARIABLE CONSERVATIVE GROWTH         VARIABLE GROWTH
                                               SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     ------------------------------  -----------------------------  ----------------------------
                                          2019            2018            2019           2018           2019           2018
                                     --------------  --------------  -------------  -------------   -------------  -------------

Units beginning of year............         630,981         174,563         78,225         89,801          45,503         58,448
Units issued and transferred
   from other funding options......         506,572         503,649          3,244          1,574             458            584
Units redeemed and transferred to
   other funding options...........        (73,544)        (47,231)       (20,349)       (13,150)         (4,986)       (13,529)
                                     --------------  --------------  -------------  -------------   -------------  -------------
Units end of year..................       1,064,009         630,981         61,120         78,225          40,975         45,503
                                     ==============  ==============  =============  =============   =============  =============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

                                     94

                                     95

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                            LMPVET QS                 LMPVIT WESTERN ASSET
                                    VARIABLE MODERATE GROWTH     VARIABLE GLOBAL HIGH YIELD BOND       PIMCO VIT HIGH YIELD
                                           SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------------------  --------------------------------  -----------------------------
                                       2019           2018            2019            2018              2019           2018
                                   -------------  -------------   -------------  -------------     -------------  --------------

Units beginning of year..........          1,527          2,476         755,929        343,313             4,444           5,354
Units issued and transferred
   from other funding options....             --             --         401,778        495,285                27             235
Units redeemed and transferred to
   other funding options.........            (2)          (949)        (80,886)       (82,669)           (1,659)         (1,145)
                                   -------------  -------------   -------------  -------------     -------------  --------------
Units end of year................          1,525          1,527       1,076,821        755,929             2,812           4,444
                                   =============  =============   =============  =============     =============  ==============

                                     PIMCO VIT LOW DURATION        PIONEER VCT MID CAP VALUE     PIONEER VCT REAL ESTATE SHARES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------------------  -----------------------------  --------------------------------
                                       2019            2018           2019           2018             2019            2018
                                   -------------  -------------  -------------  --------------   --------------  --------------

Units beginning of year..........          2,982          3,972         39,747          44,335              393             394
Units issued and transferred
   from other funding options....             --             44          2,360           3,540               --              --
Units redeemed and transferred to
   other funding options.........          (158)        (1,034)        (8,672)         (8,128)              (2)             (1)
                                   -------------  -------------  -------------  --------------   --------------  --------------
Units end of year................          2,824          2,982         33,435          39,747              391             393
                                   =============  =============  =============  ==============   ==============  ==============

                                                                                                              RUSSELL
                                     PUTNAM VT EQUITY INCOME      PUTNAM VT SUSTAINABLE LEADERS    GLOBAL REAL ESTATE SECURITIES
                                           SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  --------------------------------  ------------------------------
                                      2019            2018             2019            2018             2019            2018
                                 --------------  --------------   --------------  --------------   --------------  --------------

Units beginning of year........           2,446           2,588           15,235          17,982              215             215
Units issued and transferred
   from other funding options..              84               9              477             533               --              --
Units redeemed and transferred
   to other funding options....           (770)           (151)             (72)         (3,280)               --              --
                                 --------------  --------------   --------------  --------------   --------------  --------------
Units end of year..............           1,760           2,446           15,640          15,235              215             215
                                 ==============  ==============   ==============  ==============   ==============  ==============

                                     RUSSELL INTERNATIONAL
                                       DEVELOPED MARKETS             RUSSELL STRATEGIC BOND      RUSSELL U.S. SMALL CAP EQUITY
                                          SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........             959             959           1,250           1,250             206             206
Units issued and transferred
   from other funding options..              --              --              --              --              --              --
Units redeemed and transferred
   to other funding options....              --              --              --              --              --              --
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............             959             959           1,250           1,250             206             206
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                                                                 TAP 1919 VARIABLE
                                          RUSSELL U.S. STRATEGIC EQUITY    SOCIALLY RESPONSIVE BALANCED
                                                   SUB-ACCOUNT                      SUB-ACCOUNT
                                         -------------------------------  -------------------------------
                                               2019            2018            2019            2018
                                         ---------------  --------------  --------------  ---------------

Units beginning of year................            2,931           2,931             322              322
Units issued and transferred
   from other funding options..........               --              --           2,934               --
Units redeemed and transferred to
   other funding options...............               --              --             (1)               --
                                         ---------------  --------------  --------------  ---------------
Units end of year......................            2,931           2,931           3,255              322
                                         ===============  ==============  ==============  ===============

(a) For the period April 29, 2019 to December 31, 2019.
(b) Commenced July 20, 2015 and began transactions in 2018.

                                     96

                                     97

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2019:

                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  ------------

  American Funds(R) Bond        2019     1,698,951     1.06 - 21.58     9,071,314
     Sub-Account                2018     1,102,843     0.99 - 19.92     8,850,710
                                2017       516,719     1.02 - 20.26     9,619,168
                                2016       510,982    17.19 - 19.73     9,328,684
                                2015       565,472    16.97 - 19.35    10,165,126

  American Funds(R) Global      2019       757,371     1.43 - 72.30    24,833,450
     Growth Sub-Account         2018       666,508     1.08 - 53.85    21,025,810
                                2017       529,487     1.21 - 59.65    26,149,102
                                2016       568,974    36.46 - 45.71    22,371,779
                                2015       612,272    36.93 - 45.77    24,248,646

  American Funds(R) Global      2019        93,529     1.31 - 59.90     4,367,370
     Small Capitalization       2018       106,255     1.01 - 45.89     4,080,500
     Sub-Account                2017       109,931    43.30 - 51.69     5,191,799
                                2016       121,273    34.96 - 41.36     4,602,725
                                2015       123,980    34.81 - 40.82     4,660,568

  American Funds(R) Growth      2019       119,149  360.73 - 545.20    49,108,591
     Sub-Account                2018       138,548  281.13 - 420.04    44,466,876
                                2017       167,420  287.27 - 424.27    54,936,688
                                2016       193,398  228.20 - 333.19    50,326,729
                                2015       216,165  212.42 - 306.61    52,129,155

  American Funds(R)             2019       875,000    1.34 - 316.72    28,423,083
     Growth-Income Sub-Account  2018       455,519    1.08 - 253.49    24,805,980
                                2017       169,363    1.12 - 260.58    29,538,837
                                2016       155,816  157.24 - 214.95    27,167,990
                                2015       171,529  143.70 - 194.58    27,208,029

  BHFTI AB Global Dynamic       2019     9,188,003    14.17 - 15.73   135,837,547
     Allocation Sub-Account     2018    10,217,872    12.19 - 13.42   129,847,013
                                2017    11,153,982    13.37 - 14.54   154,611,285
                                2016    12,052,765    12.01 - 12.89   149,179,976
                                2015    12,613,899    11.82 - 12.54   152,872,305

  BHFTI AB International Bond   2019        13,144    10.38 - 10.39       136,536
     Sub-Account (Commenced
     4/29/2019)

  BHFTI American Funds(R)       2019    12,672,640    16.34 - 18.47   216,959,616
     Balanced Allocation        2018    13,364,606    13.94 - 15.59   194,218,216
     Sub-Account                2017    14,654,093    14.85 - 16.44   226,000,539
                                2016    15,611,686    12.96 - 14.20   209,263,299
                                2015    16,602,026    12.26 - 13.19   209,463,986

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  American Funds(R) Bond        2019      2.53         0.95 - 1.65           7.40 - 8.32
     Sub-Account                2018      2.38         0.95 - 1.65       (2.42) - (1.66)
                                2017      1.93         0.95 - 1.65           1.90 - 2.69
                                2016      1.64         0.95 - 1.65           1.26 - 1.97
                                2015      1.65         0.95 - 1.65       (1.37) - (0.67)

  American Funds(R) Global      2019      1.09         0.75 - 1.90         32.73 - 34.27
     Growth Sub-Account         2018      0.64         0.75 - 1.90      (10.77) - (9.73)
                                2017      0.65         0.75 - 1.90         21.63 - 30.49
                                2016      0.91         0.75 - 1.90       (1.27) - (0.13)
                                2015      0.98         0.75 - 1.90           4.92 - 6.14

  American Funds(R) Global      2019      0.15         0.75 - 1.65         29.23 - 30.54
     Small Capitalization       2018      0.08         0.75 - 1.65     (12.19) - (11.22)
     Sub-Account                2017      0.43         0.75 - 1.65         23.84 - 24.96
                                2016      0.25         0.75 - 1.65           0.43 - 1.34
                                2015        --         0.75 - 1.65       (1.38) - (0.48)

  American Funds(R) Growth      2019      0.73         0.75 - 1.90         28.31 - 29.80
     Sub-Account                2018      0.41         0.75 - 1.90       (2.14) - (1.00)
                                2017      0.49         0.75 - 1.90         25.89 - 27.34
                                2016      0.76         0.75 - 1.90           7.43 - 8.67
                                2015      0.58         0.75 - 1.90           4.85 - 6.06

  American Funds(R)             2019      1.64         0.95 - 1.90         23.76 - 24.94
     Growth-Income Sub-Account  2018      1.34         0.95 - 1.90       (3.65) - (2.72)
                                2017      1.38         0.95 - 1.90         12.90 - 21.23
                                2016      1.46         0.95 - 1.90          9.42 - 10.47
                                2015      1.28         0.95 - 1.90         (0.45) - 0.50

  BHFTI AB Global Dynamic       2019      3.44         0.75 - 1.95         15.79 - 17.19
     Allocation Sub-Account     2018      1.66         0.75 - 2.00       (8.82) - (7.67)
                                2017      1.47         0.75 - 2.00          9.09 - 12.77
                                2016      1.59         0.75 - 2.00           1.54 - 2.82
                                2015      3.26         0.75 - 2.00       (1.41) - (0.17)

  BHFTI AB International Bond   2019        --         1.30 - 1.55           3.79 - 3.97
     Sub-Account (Commenced
     4/29/2019)

  BHFTI American Funds(R)       2019      1.80         0.90 - 1.95         17.22 - 18.46
     Balanced Allocation        2018      1.46         0.90 - 1.95       (6.17) - (5.17)
     Sub-Account                2017      1.49         0.90 - 1.95         10.36 - 15.81
                                2016      1.61         0.90 - 1.95           5.73 - 6.84
                                2015      1.39         1.00 - 1.95       (2.62) - (1.69)

                                     98

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ----------------  ------------

  BHFTI American Funds(R) Growth  2019     6,279,397     17.51 - 19.23   114,487,890
     Allocation Sub-Account       2018     6,617,229     14.44 - 15.73    99,054,005
                                  2017     6,972,911     15.63 - 16.89   112,574,239
                                  2016     7,212,209     13.13 - 14.08    97,519,287
                                  2015     7,658,016     12.29 - 13.07    96,555,654

  BHFTI American Funds(R)         2019     5,136,432      1.46 - 25.32    62,976,175
     Growth Sub-Account           2018     4,491,476      1.14 - 19.34    48,010,018
                                  2017     4,133,517      1.16 - 19.69    53,468,640
                                  2016     4,340,981      1.55 - 15.60    46,939,814
                                  2015     4,464,645      1.44 - 14.48    46,911,838

  BHFTI American Funds(R)         2019     6,568,015     15.09 - 17.06   103,603,783
     Moderate Allocation          2018     7,025,392     13.24 - 14.82    96,769,646
     Sub-Account                  2017     7,609,534     13.98 - 15.48   110,213,872
                                  2016     8,497,805     12.62 - 13.83   110,700,622
                                  2015     8,864,010     12.03 - 12.94   109,590,218

  BHFTI AQR Global Risk           2019     8,975,178     11.61 - 13.54   114,258,756
     Balanced Sub-Account         2018    10,126,962      9.81 - 11.38   109,094,362
                                  2017    11,131,799     10.61 - 12.24   129,921,112
                                  2016    12,028,480      9.79 - 11.23   129,696,803
                                  2015    13,270,365      9.10 - 10.38   133,212,455

  BHFTI BlackRock Global          2019    17,655,618     13.76 - 15.27   253,291,322
     Tactical Strategies          2018    19,774,509     11.59 - 12.76   238,743,384
     Sub-Account                  2017    21,234,869     12.74 - 13.85   280,307,728
                                  2016    22,869,283     11.47 - 12.31   270,299,765
                                  2015    24,563,596     11.20 - 11.88   281,948,937

  BHFTI BlackRock High Yield      2019     1,950,758      1.12 - 37.73    28,165,526
     Sub-Account                  2018     1,287,335      0.99 - 33.10    20,122,403
                                  2017       676,724     26.58 - 34.33    19,418,263
                                  2016       722,071     25.15 - 32.10    19,527,426
                                  2015       772,951     22.50 - 28.38    18,646,696

  BHFTI Brighthouse Asset         2019     4,772,123     21.20 - 25.44   105,927,507
     Allocation 100 Sub-Account   2018     5,260,585     16.96 - 20.10    93,121,684
                                  2017     5,619,852     19.23 - 22.52   112,305,687
                                  2016     6,274,951     15.95 - 18.46   103,693,356
                                  2015     6,569,734     14.93 - 17.07   101,280,110

  BHFTI Brighthouse Balanced      2019    28,468,889     15.97 - 17.72   475,407,587
     Plus Sub-Account             2018    30,748,386     13.13 - 14.45   421,451,230
                                  2017    31,901,432     14.46 - 15.72   478,881,949
                                  2016    32,202,037     12.46 - 13.38   414,260,098
                                  2015    32,062,067     11.73 - 12.44   386,091,562

  BHFTI Brighthouse Small Cap     2019       910,026     31.09 - 44.91    29,864,040
     Value Sub-Account            2018       990,586     24.62 - 35.28    25,659,573
                                  2017     1,091,383     29.62 - 42.09    33,921,498
                                  2016     1,246,908     27.04 - 38.11    35,260,895
                                  2015     1,419,455     20.86 - 29.38    31,073,203

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  BHFTI American Funds(R) Growth  2019       1.67         1.15 - 1.95          7.84 - 22.22
     Allocation Sub-Account       2018       1.22         1.15 - 1.95       (7.60) - (6.85)
                                  2017       1.24         1.15 - 1.95         19.01 - 19.96
                                  2016       1.30         1.15 - 1.95           6.85 - 7.71
                                  2015       1.31         1.15 - 1.95       (2.67) - (1.89)

  BHFTI American Funds(R)         2019       0.43         0.95 - 1.95         27.82 - 29.11
     Growth Sub-Account           2018       0.39         0.95 - 1.95       (2.43) - (1.44)
                                  2017       0.40         0.95 - 1.95         16.76 - 26.70
                                  2016       0.30         0.95 - 1.95           6.99 - 8.07
                                  2015       0.87         0.95 - 2.00           4.38 - 5.48

  BHFTI American Funds(R)         2019       1.97         0.90 - 1.95         13.91 - 15.12
     Moderate Allocation          2018       1.73         0.90 - 1.95       (5.29) - (4.29)
     Sub-Account                  2017       1.77         0.90 - 1.95          7.74 - 11.96
                                  2016       1.90         0.90 - 1.95           4.95 - 6.05
                                  2015       1.48         1.00 - 1.95       (2.64) - (1.71)

  BHFTI AQR Global Risk           2019       2.94         0.75 - 1.95         17.60 - 19.02
     Balanced Sub-Account         2018       0.38         0.75 - 2.00       (8.21) - (7.05)
                                  2017       1.70         0.75 - 2.00           6.41 - 8.98
                                  2016         --         0.75 - 2.00           6.80 - 8.15
                                  2015       5.49         0.75 - 2.00     (11.36) - (10.25)

  BHFTI BlackRock Global          2019       0.20         0.75 - 1.95         18.30 - 19.72
     Tactical Strategies          2018       1.42         0.75 - 2.00       (9.03) - (7.88)
     Sub-Account                  2017       0.67         0.75 - 2.00          9.18 - 12.46
                                  2016       1.45         0.75 - 2.00           2.36 - 3.65
                                  2015       1.56         0.75 - 2.00       (2.09) - (0.85)

  BHFTI BlackRock High Yield      2019       5.79         0.75 - 1.95         12.64 - 13.99
     Sub-Account                  2018       4.80         0.75 - 1.95       (4.76) - (3.60)
                                  2017       5.34         0.75 - 1.95           5.68 - 6.96
                                  2016       6.56         0.75 - 1.95         11.78 - 13.13
                                  2015       7.82         0.75 - 1.95       (5.90) - (4.76)

  BHFTI Brighthouse Asset         2019       1.51         0.75 - 1.95         25.02 - 26.53
     Allocation 100 Sub-Account   2018       1.02         0.75 - 1.95     (11.81) - (10.74)
                                  2017       1.24         0.75 - 1.95         14.26 - 22.02
                                  2016       2.25         0.75 - 1.95           6.87 - 8.16
                                  2015       1.29         0.75 - 1.95       (3.90) - (2.74)

  BHFTI Brighthouse Balanced      2019       2.02         0.75 - 1.95         21.18 - 22.64
     Plus Sub-Account             2018       1.67         0.75 - 2.00       (9.21) - (8.06)
                                  2017       1.55         0.75 - 2.00         11.64 - 17.45
                                  2016       2.85         0.75 - 2.00           6.22 - 7.56
                                  2015       2.10         0.75 - 2.00       (5.99) - (4.80)

  BHFTI Brighthouse Small Cap     2019       0.89         1.30 - 1.95         26.29 - 27.27
     Value Sub-Account            2018       1.03         1.30 - 1.95     (16.88) - (16.16)
                                  2017       0.91         1.30 - 1.95          9.55 - 10.43
                                  2016       1.05         1.30 - 1.95         28.72 - 29.73
                                  2015       0.09         1.30 - 2.00       (7.28) - (6.52)

                                     99

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                         -------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  ------------

  BHFTI Brighthouse/Aberdeen       2019     2,588,376    11.28 - 23.08    30,651,301
     Emerging Markets Equity       2018     2,880,148     9.53 - 19.35    28,704,578
     Sub-Account                   2017     2,798,040    11.32 - 22.80    33,061,976
                                   2016     3,035,429     8.99 - 17.98    28,401,374
                                   2015     3,357,805     8.18 - 16.30    28,620,864

  BHFTI Brighthouse/Eaton          2019       726,357    11.80 - 12.57     8,963,538
     Vance Floating Rate           2018       646,814    11.24 - 11.90     7,538,932
     Sub-Account                   2017       522,734    11.43 - 12.02     6,134,762
                                   2016       572,091    11.24 - 11.74     6,579,290
                                   2015       646,450    10.49 - 10.89     6,913,321

  BHFTI Brighthouse/Franklin       2019     1,626,120     9.70 - 10.76    16,321,879
     Low Duration Total Return     2018     1,653,824     9.45 - 10.36    16,098,194
     Sub-Account                   2017     1,710,233     9.59 - 10.40    16,812,375
                                   2016     1,865,856     9.65 - 10.34    18,374,563
                                   2015     1,944,003     9.55 - 10.10    18,863,103

  BHFTI Brighthouse/Templeton      2019       217,145    11.74 - 13.28     2,653,379
     International Bond            2018       205,255    11.83 - 13.22     2,518,417
     Sub-Account                   2017       233,461    11.94 - 13.19     2,879,481
                                   2016       250,541    12.15 - 13.27     3,137,808
                                   2015       239,083    12.27 - 13.25     3,012,995

  BHFTI                            2019        71,956    22.54 - 27.96     1,672,902
     Brighthouse/Wellington Large  2018        82,238    17.43 - 21.39     1,485,745
     Cap Research Sub-Account      2017        90,328    18.96 - 23.03     1,770,431
                                   2016        96,070    15.84 - 19.04     1,568,356
                                   2015       105,203    14.91 - 17.73     1,619,820

  BHFTI Clarion Global Real        2019       871,120    20.21 - 40.15    18,605,549
     Estate Sub-Account            2018     1,046,491    16.51 - 32.55    18,205,217
                                   2017     1,155,226    18.43 - 36.02    22,377,577
                                   2016     1,243,407    16.97 - 32.91    22,088,790
                                   2015     1,380,633    17.15 - 33.00    24,715,483

  BHFTI Harris Oakmark             2019     1,759,844    26.77 - 32.27    51,536,041
     International Sub-Account     2018     1,871,869    21.85 - 26.21    44,695,497
                                   2017     1,854,183    29.21 - 35.71    59,123,995
                                   2016     2,141,065    22.76 - 27.64    53,200,132
                                   2015     2,327,027    21.39 - 25.80    54,326,088

  BHFTI Invesco Balanced-Risk      2019    28,935,666     1.24 - 13.14    38,350,427
     Allocation Sub-Account        2018    34,047,720     1.10 - 11.55    39,391,891
                                   2017    36,504,508     1.20 - 12.50    45,663,022
                                   2016    35,997,671      1.11 - 1.18    40,932,716
                                   2015    32,854,167      1.01 - 1.06    33,941,121

  BHFTI Invesco Comstock           2019     1,499,605    20.66 - 33.08    33,155,293
     Sub-Account                   2018     1,664,588    16.86 - 19.87    29,916,589
                                   2017     1,935,644    19.57 - 22.79    40,230,695
                                   2016     2,194,769    16.91 - 19.45    39,232,918
                                   2015     2,440,674    14.70 - 16.71    37,715,764

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  BHFTI Brighthouse/Aberdeen       2019      1.64         0.75 - 1.95         18.42 - 19.85
     Emerging Markets Equity       2018      2.59         0.75 - 1.95     (15.85) - (14.83)
     Sub-Account                   2017      1.09         0.75 - 1.95         17.96 - 27.37
                                   2016      0.97         0.75 - 1.95          9.35 - 10.67
                                   2015      1.80         0.75 - 2.00     (15.52) - (14.46)

  BHFTI Brighthouse/Eaton          2019      4.54         1.30 - 1.95           1.11 - 5.65
     Vance Floating Rate           2018      3.60         1.30 - 1.95       (1.64) - (0.99)
     Sub-Account                   2017      3.69         1.30 - 1.95           1.68 - 2.34
                                   2016      3.86         1.30 - 1.95           7.16 - 7.86
                                   2015      3.55         1.30 - 1.95       (2.75) - (2.12)

  BHFTI Brighthouse/Franklin       2019      3.38         0.75 - 1.95           1.06 - 3.85
     Low Duration Total Return     2018      1.73         0.75 - 1.95       (1.51) - (0.32)
     Sub-Account                   2017      1.40         0.75 - 1.95         (0.62) - 0.58
                                   2016      2.90         0.75 - 1.95           1.14 - 2.36
                                   2015      3.16         0.75 - 1.95       (2.54) - (1.36)

  BHFTI Brighthouse/Templeton      2019      8.18         0.75 - 1.90         (0.74) - 0.41
     International Bond            2018        --         0.75 - 1.90         (0.91) - 0.24
     Sub-Account                   2017        --         0.75 - 1.90       (1.74) - (0.61)
                                   2016        --         0.75 - 1.90         (1.02) - 0.12
                                   2015      8.22         0.75 - 1.90       (5.96) - (4.88)

  BHFTI                            2019      1.02         0.75 - 1.90         29.35 - 30.72
     Brighthouse/Wellington Large  2018      0.87         0.75 - 1.90       (8.07) - (7.10)
     Cap Research Sub-Account      2017      0.94         0.75 - 1.90         19.64 - 20.93
                                   2016      2.30         0.75 - 1.90           6.26 - 7.38
                                   2015      0.78         0.75 - 1.90           2.49 - 3.63

  BHFTI Clarion Global Real        2019      3.06         0.75 - 1.95         22.40 - 23.88
     Estate Sub-Account            2018      5.92         0.75 - 1.95      (10.42) - (9.33)
                                   2017      3.46         0.75 - 1.95           8.61 - 9.92
                                   2016      2.07         0.75 - 1.95         (1.07) - 0.12
                                   2015      3.83         0.75 - 1.95       (3.31) - (2.14)

  BHFTI Harris Oakmark             2019      2.21         1.10 - 1.95         22.11 - 23.16
     International Sub-Account     2018      1.70         0.95 - 1.95     (25.45) - (24.81)
                                   2017      1.64         0.95 - 1.95         20.90 - 29.20
                                   2016      2.15         0.95 - 1.95           6.09 - 7.15
                                   2015      2.97         0.95 - 1.95       (6.37) - (5.42)

  BHFTI Invesco Balanced-Risk      2019        --         0.75 - 1.95         13.05 - 14.42
     Allocation Sub-Account        2018      1.17         0.75 - 2.00       (8.30) - (7.14)
                                   2017      3.76         0.75 - 2.00           5.81 - 9.18
                                   2016      0.15         0.75 - 2.00          9.50 - 10.88
                                   2015      2.80         0.75 - 2.00       (6.10) - (4.92)

  BHFTI Invesco Comstock           2019      2.11         0.75 - 1.95         22.54 - 24.02
     Sub-Account                   2018      0.63         0.75 - 1.95     (13.86) - (12.81)
                                   2017      2.25         0.75 - 1.95         11.47 - 17.14
                                   2016      2.53         0.75 - 1.95         15.03 - 16.42
                                   2015      2.87         0.75 - 1.95       (7.79) - (6.67)

                                     100

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31
                                          ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  ------------

  BHFTI Invesco Global Equity       2019        102,972     34.07 - 44.82     3,980,202
     Sub-Account                    2018        116,549     26.41 - 34.32     3,478,836
                                    2017        128,920     31.01 - 39.81     4,485,708
                                    2016        154,613     23.12 - 29.34     3,997,372
                                    2015        164,302     23.52 - 29.49     4,287,176

  BHFTI Invesco Small Cap           2019        771,088     34.85 - 41.82    28,722,701
     Growth Sub-Account             2018        782,123     28.56 - 32.51    23,720,987
                                    2017        829,704     32.03 - 36.17    28,043,703
                                    2016        924,203     26.06 - 29.21    25,351,404
                                    2015      1,002,342     23.84 - 26.53    25,061,065

  BHFTI JPMorgan Core Bond          2019      2,477,440     10.83 - 12.00    28,682,200
     Sub-Account                    2018      2,542,779     10.48 - 11.23    27,623,106
                                    2017      2,769,142     10.68 - 11.38    30,544,266
                                    2016      2,700,472     10.54 - 11.16    29,295,068
                                    2015      2,699,320     10.48 - 11.06    29,105,670

  BHFTI JPMorgan Global             2019     43,285,628      1.42 - 14.97    64,742,260
     Active Allocation Sub-Account  2018     47,476,683      1.24 - 12.97    61,598,686
                                    2017     47,106,992      1.36 - 14.16    66,524,328
                                    2016     50,757,669       1.19 - 1.26    62,103,751
                                    2015     47,107,126       1.18 - 1.24    56,797,375

  BHFTI JPMorgan Small Cap          2019        157,392     22.91 - 26.18     3,698,007
     Value Sub-Account              2018        171,486     19.53 - 22.13     3,434,677
                                    2017        177,588     23.09 - 25.90     4,195,964
                                    2016        190,834     22.71 - 25.26     4,424,039
                                    2015        214,127     17.69 - 19.50     3,859,425

  BHFTI Loomis Sayles Global        2019        759,526     23.43 - 25.78    18,565,513
     Allocation Sub-Account         2018        840,133     18.73 - 20.47    16,345,790
                                    2017        947,855     20.19 - 21.91    19,824,747
                                    2016      1,036,206     16.74 - 18.04    17,928,469
                                    2015      1,142,649     16.29 - 17.44    19,177,773

  BHFTI Loomis Sayles Growth        2019      2,307,131    15.92 - 269.23    44,736,528
     Sub-Account                    2018      2,525,710    13.06 - 220.81    40,211,767
                                    2017      2,850,050    14.25 - 240.67    49,652,700
                                    2016      3,226,408    12.19 - 205.91    48,322,641
                                    2015      3,593,923    12.04 - 203.07    53,015,802

  BHFTI MetLife Multi-Index         2019     32,319,545      1.47 - 15.99    52,615,574
     Targeted Risk Sub-Account      2018     32,838,193      1.23 - 13.24    44,448,246
                                    2017     31,354,071      1.35 - 14.37    50,297,902
                                    2016     29,527,314      1.19 - 12.53    41,669,231
                                    2015     25,386,319      1.16 - 12.10    35,919,901

  BHFTI MFS(R) Research             2019      1,554,900     18.37 - 29.75    30,470,897
     International Sub-Account      2018      1,665,206     14.60 - 23.44    25,834,571
                                    2017      1,800,246     17.31 - 27.58    33,006,174
                                    2016      2,049,260     13.78 - 21.76    29,799,152
                                    2015      2,153,196     14.17 - 22.22    32,110,104

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------

  BHFTI Invesco Global Equity       2019      0.79         0.75 - 1.95         29.03 - 30.58
     Sub-Account                    2018      0.99         0.75 - 1.95     (14.83) - (13.80)
                                    2017      0.90         0.75 - 1.95         34.10 - 35.72
                                    2016      0.90         0.75 - 1.95       (1.70) - (0.52)
                                    2015      0.93         0.75 - 1.95           1.93 - 3.16

  BHFTI Invesco Small Cap           2019        --         0.95 - 1.95         22.01 - 23.23
     Growth Sub-Account             2018        --         1.20 - 1.95     (10.81) - (10.14)
                                    2017        --         1.20 - 1.95         16.85 - 23.84
                                    2016        --         1.20 - 1.95          9.28 - 10.11
                                    2015      0.01         1.20 - 1.95       (3.61) - (2.88)

  BHFTI JPMorgan Core Bond          2019      4.44         1.15 - 1.95           6.13 - 6.98
     Sub-Account                    2018      2.69         1.30 - 1.95       (1.92) - (1.28)
                                    2017      2.48         1.30 - 1.95           1.32 - 1.98
                                    2016      2.81         1.30 - 1.95           0.26 - 0.91
                                    2015      2.25         1.30 - 2.00       (1.51) - (0.81)

  BHFTI JPMorgan Global             2019      2.75         0.75 - 1.95         14.66 - 16.04
     Active Allocation Sub-Account  2018      1.59         0.75 - 2.00       (9.04) - (7.88)
                                    2017      2.50         0.75 - 2.00         11.31 - 15.79
                                    2016      2.11         0.75 - 2.00           0.87 - 2.13
                                    2015      2.69         0.75 - 2.00         (1.10) - 0.14

  BHFTI JPMorgan Small Cap          2019      1.32         0.75 - 1.90         17.28 - 18.26
     Value Sub-Account              2018      1.31         0.75 - 1.90     (15.39) - (14.55)
                                    2017      1.33         0.75 - 1.90           1.68 - 2.54
                                    2016      1.84         0.75 - 1.90         28.39 - 29.53
                                    2015      1.37         0.75 - 1.90       (9.00) - (8.12)

  BHFTI Loomis Sayles Global        2019      1.49         1.25 - 1.95         25.06 - 25.94
     Allocation Sub-Account         2018      1.83         1.25 - 1.95       (7.23) - (6.57)
                                    2017      1.38         1.25 - 1.95         20.60 - 21.45
                                    2016      1.69         1.25 - 1.95           2.75 - 3.48
                                    2015      1.61         1.25 - 1.95       (0.73) - (0.03)

  BHFTI Loomis Sayles Growth        2019      0.81         0.75 - 1.95         21.18 - 22.65
     Sub-Account                    2018      0.59         0.75 - 1.95       (8.86) - (7.76)
                                    2017      0.73         0.75 - 1.95         16.13 - 17.53
                                    2016      0.41         0.75 - 1.95           0.70 - 1.91
                                    2015      0.23         0.75 - 1.95       (5.89) - (4.75)

  BHFTI MetLife Multi-Index         2019      2.06         0.75 - 1.95         19.36 - 20.80
     Targeted Risk Sub-Account      2018      1.78         0.75 - 2.00       (9.03) - (7.88)
                                    2017      1.49         0.75 - 2.00          9.85 - 14.68
                                    2016      1.33         0.75 - 2.00           2.30 - 3.58
                                    2015      1.26         0.75 - 2.00       (3.17) - (1.95)

  BHFTI MFS(R) Research             2019      1.33         0.75 - 1.95         25.84 - 27.36
     International Sub-Account      2018      1.94         0.75 - 1.95     (15.67) - (14.64)
                                    2017      1.74         0.75 - 1.95         20.53 - 27.20
                                    2016      2.00         0.75 - 1.95       (2.79) - (1.62)
                                    2015      2.70         0.75 - 1.95       (3.67) - (2.51)

                                     101

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                         -------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  ------------

  BHFTI Morgan Stanley             2019       361,933    29.58 - 37.11    11,737,864
     Discovery Sub-Account         2018       440,192    21.53 - 26.69    10,359,704
                                   2017       541,671    19.93 - 24.41    11,771,099
                                   2016       600,877    14.53 - 17.58     9,473,047
                                   2015       594,647    16.18 - 19.35    10,396,254

  BHFTI PanAgora Global            2019     3,676,013     1.25 - 13.05     4,799,922
     Diversified Risk Sub-Account  2018     3,544,530     1.04 - 10.83     3,847,826
                                   2017     3,731,501     1.15 - 11.88     4,420,925
                                   2016     3,240,050      1.04 - 1.08     3,420,012
                                   2015       904,034      0.96 - 0.97       871,167

  BHFTI PIMCO Inflation            2019     3,570,836    13.95 - 17.04    52,681,910
     Protected Bond Sub-Account    2018     3,976,454    13.14 - 15.86    55,026,070
                                   2017     4,410,093    13.73 - 16.37    63,569,314
                                   2016     4,421,076    13.53 - 15.94    62,595,410
                                   2015     4,837,263    13.06 - 15.30    66,263,476

  BHFTI PIMCO Total Return         2019     6,719,811    17.42 - 21.83   125,479,864
     Sub-Account                   2018     7,156,264    16.38 - 20.28   124,952,104
                                   2017     7,730,960    16.74 - 20.48   137,443,738
                                   2016     7,773,045    16.33 - 19.74   134,308,093
                                   2015     8,485,580    16.14 - 19.39   145,144,987

  BHFTI Schroders Global           2019    30,051,102     1.45 - 15.28    45,838,902
     Multi-Asset Sub-Account       2018    34,002,282     1.21 - 12.74    43,309,580
                                   2017    19,146,295     1.37 - 14.25    27,150,774
                                   2016    19,337,757      1.22 - 1.29    24,231,509
                                   2015    19,308,600      1.18 - 1.23    23,223,912

  BHFTI SSGA Emerging              2019        12,728    10.26 - 10.28       130,752
     Markets Enhanced Index
     Sub-Account (Commenced
     4/29/2019)

  BHFTI SSGA Growth and            2019     4,769,378    17.43 - 20.69    88,116,882
     Income ETF Sub-Account        2018     5,040,707    14.86 - 17.43    79,002,382
                                   2017     5,514,446    16.21 - 18.78    93,890,583
                                   2016     6,009,768    14.27 - 16.33    89,714,405
                                   2015     6,361,369    13.75 - 15.56    91,138,427

  BHFTI SSGA Growth ETF            2019     2,597,644    17.94 - 21.29    49,729,593
     Sub-Account                   2018     2,681,123    14.94 - 17.52    42,553,669
                                   2017     2,910,881    16.70 - 19.35    51,354,155
                                   2016     3,297,259    14.23 - 16.29    49,308,642
                                   2015     3,576,953    13.58 - 15.36    50,796,159

  BHFTI T. Rowe Price Large        2019       558,436   60.61 - 131.46    56,504,655
     Cap Value Sub-Account         2018       601,200   48.79 - 104.69    48,727,954
                                   2017       632,236   54.68 - 116.12    57,030,290
                                   2016       712,260   47.60 - 100.04    55,908,348
                                   2015       822,870    41.80 - 86.93    56,478,920

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  BHFTI Morgan Stanley             2019        --         0.75 - 1.95         37.42 - 39.08
     Discovery Sub-Account         2018        --         0.75 - 1.95           8.01 - 9.32
                                   2017      0.15         0.75 - 1.95         37.22 - 38.87
                                   2016        --         0.75 - 1.95      (10.23) - (9.14)
                                   2015        --         0.75 - 1.95       (6.86) - (5.73)

  BHFTI PanAgora Global            2019      3.33         0.75 - 1.90         19.70 - 21.08
     Diversified Risk Sub-Account  2018        --         0.75 - 2.00       (9.43) - (8.29)
                                   2017        --         0.75 - 2.00          8.95 - 11.76
                                   2016      2.88         0.75 - 2.00          8.92 - 10.29
                                   2015      0.50         1.15 - 2.00       (6.56) - (4.83)

  BHFTI PIMCO Inflation            2019      3.40         0.75 - 1.95           3.20 - 7.46
     Protected Bond Sub-Account    2018      1.58         0.75 - 1.95       (4.30) - (3.14)
                                   2017      1.55         0.75 - 1.95           1.48 - 2.70
                                   2016        --         0.75 - 1.95           2.96 - 4.20
                                   2015      4.92         0.75 - 2.00       (5.03) - (3.83)

  BHFTI PIMCO Total Return         2019      2.89         0.75 - 1.95           6.37 - 7.65
     Sub-Account                   2018      1.35         0.75 - 1.95       (2.17) - (0.98)
                                   2017      1.75         0.75 - 1.95           2.49 - 3.72
                                   2016      2.57         0.75 - 1.95           0.63 - 1.84
                                   2015      5.31         0.75 - 2.00       (1.98) - (0.74)

  BHFTI Schroders Global           2019      1.46         0.75 - 1.95         19.15 - 20.58
     Multi-Asset Sub-Account       2018      1.66         0.75 - 2.00     (11.23) - (10.10)
                                   2017      0.79         0.75 - 2.00         10.22 - 13.44
                                   2016      1.39         0.75 - 2.00           3.56 - 4.86
                                   2015      1.01         0.75 - 2.00       (2.84) - (1.62)

  BHFTI SSGA Emerging              2019        --         1.30 - 1.55           2.60 - 2.78
     Markets Enhanced Index
     Sub-Account (Commenced
     4/29/2019)

  BHFTI SSGA Growth and            2019      2.32         0.75 - 1.95         17.30 - 18.72
     Income ETF Sub-Account        2018      2.31         0.75 - 1.95       (8.34) - (7.22)
                                   2017      2.45         0.75 - 1.95         10.22 - 15.00
                                   2016      2.35         0.75 - 1.95           3.74 - 4.99
                                   2015      2.30         0.75 - 1.95       (3.86) - (2.70)

  BHFTI SSGA Growth ETF            2019      1.96         0.75 - 1.95         20.08 - 21.53
     Sub-Account                   2018      2.01         0.75 - 1.95      (10.52) - (9.43)
                                   2017      2.09         0.75 - 1.95         17.33 - 18.74
                                   2016      2.13         0.75 - 1.95           4.82 - 6.08
                                   2015      2.00         0.75 - 1.95       (4.20) - (3.04)

  BHFTI T. Rowe Price Large        2019      2.07         0.75 - 1.95         24.07 - 25.57
     Cap Value Sub-Account         2018      1.78         0.75 - 1.95      (10.92) - (9.84)
                                   2017      2.02         0.75 - 1.95          9.64 - 16.08
                                   2016      2.78         0.75 - 1.95         13.71 - 15.08
                                   2015      1.52         0.75 - 1.95       (5.45) - (4.31)

                                     102

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  ------------

  BHFTI T. Rowe Price Mid Cap   2019     1,818,189    26.01 - 30.23    50,530,533
     Growth Sub-Account         2018     1,928,897    20.24 - 22.66    41,420,635
                                2017     2,061,165    21.10 - 23.47    45,885,941
                                2016     2,347,030    17.25 - 19.06    42,601,787
                                2015     2,528,906    16.46 - 18.18    43,895,418

  BHFTI Victory Sycamore Mid    2019       385,188    42.05 - 55.00    17,797,016
     Cap Value Sub-Account      2018       433,096    33.24 - 42.96    15,744,266
                                2017       475,301    37.73 - 48.18    19,531,289
                                2016       514,649    35.14 - 44.34    19,601,778
                                2015       541,952    30.74 - 38.68    18,139,725

  BHFTI Wells Capital           2019       690,833    27.95 - 30.95    20,317,543
     Management Mid Cap Value   2018       798,082    21.03 - 23.13    17,592,214
     Sub-Account                2017       916,185    24.73 - 27.03    23,680,571
                                2016       998,992    22.76 - 24.72    23,681,202
                                2015     1,091,026    20.51 - 22.12    23,217,032

  BHFTI Western Asset           2019     3,474,529    10.89 - 12.09    39,631,125
     Management Government      2018     3,791,273    10.29 - 11.33    40,819,022
     Income Sub-Account         2017     4,149,237    10.51 - 11.42    45,326,563
                                2016     4,300,993    10.45 - 11.21    46,433,810
                                2015     4,341,821    10.52 - 11.15    46,917,298

  BHFTII Baillie Gifford        2019       816,882    12.73 - 20.97    14,010,380
     International Stock        2018       937,037     9.80 - 16.06    12,270,605
     Sub-Account                2017       961,397    12.07 - 19.67    15,410,982
                                2016     1,150,477     9.12 - 14.79    13,935,088
                                2015     1,261,509     8.82 - 14.27    14,635,763

  BHFTII BlackRock Bond         2019       170,143    56.67 - 83.08    11,162,312
     Income Sub-Account         2018       146,429    52.67 - 76.41     8,806,036
                                2017       140,152    53.97 - 77.47     8,551,009
                                2016       139,016    52.91 - 75.15     8,254,530
                                2015       143,286    52.37 - 73.61     8,361,283

  BHFTII BlackRock Capital      2019       107,037    3.49 - 100.76     4,300,435
     Appreciation Sub-Account   2018        91,092     2.66 - 76.41     2,291,502
                                2017        83,572     2.64 - 75.17     1,609,383
                                2016        89,036     2.00 - 56.55     1,331,087
                                2015        87,289     2.02 - 56.92     1,326,058

  BHFTII BlackRock              2019     5,161,657     1.00 - 23.42    47,748,304
     Ultra-Short Term Bond      2018     5,290,563     0.99 - 23.25    49,931,627
     Sub-Account                2017     5,219,529     0.99 - 23.16    48,408,153
                                2016     5,048,494     8.93 - 23.28    49,228,297
                                2015     5,175,195     9.10 - 23.53    51,448,096

  BHFTII Brighthouse Asset      2019       811,835     1.09 - 16.84     9,365,830
     Allocation 20 Sub-Account  2018       629,209     0.99 - 15.98     7,821,074
                                2017       584,817     1.04 - 16.53     8,177,627
                                2016       621,725    13.64 - 15.58     8,698,574
                                2015       528,487    13.29 - 15.02     7,224,333

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTI T. Rowe Price Mid Cap   2019      0.03         1.15 - 1.95         28.54 - 29.57
     Growth Sub-Account         2018        --         1.30 - 1.95       (4.09) - (3.46)
                                2017        --         1.30 - 1.95         22.34 - 23.14
                                2016        --         1.30 - 1.95           4.16 - 4.84
                                2015        --         1.30 - 2.00           4.56 - 5.30

  BHFTI Victory Sycamore Mid    2019      1.08         0.75 - 1.95         26.49 - 28.02
     Cap Value Sub-Account      2018      0.55         0.75 - 1.95     (11.89) - (10.82)
                                2017      0.93         0.75 - 1.95           2.75 - 8.66
                                2016      0.63         0.75 - 1.95         13.27 - 14.64
                                2015      0.46         0.75 - 2.00      (10.78) - (9.66)

  BHFTI Wells Capital           2019      0.66         1.30 - 1.95         32.92 - 33.78
     Management Mid Cap Value   2018      0.97         1.30 - 1.95     (14.98) - (14.42)
     Sub-Account                2017      1.07         1.30 - 1.95           8.66 - 9.36
                                2016      0.83         1.30 - 1.95         11.00 - 11.72
                                2015      0.64         1.30 - 1.95     (10.87) - (10.29)

  BHFTI Western Asset           2019      2.73         0.75 - 1.95           5.42 - 6.69
     Management Government      2018      2.80         0.75 - 2.00       (2.05) - (0.82)
     Income Sub-Account         2017      2.19         0.75 - 2.00           0.57 - 1.84
                                2016      2.07         0.75 - 2.00         (0.69) - 0.56
                                2015      2.35         0.75 - 2.00       (1.56) - (0.32)

  BHFTII Baillie Gifford        2019      1.08         1.30 - 1.95         10.44 - 30.70
     International Stock        2018      0.91         1.30 - 1.95     (18.80) - (18.27)
     Sub-Account                2017      1.00         1.30 - 1.95         32.29 - 33.15
                                2016      1.39         1.30 - 1.95           3.02 - 3.69
                                2015      1.41         1.30 - 2.00       (4.11) - (3.43)

  BHFTII BlackRock Bond         2019      3.54         0.75 - 1.90           7.60 - 8.73
     Income Sub-Account         2018      3.27         0.75 - 1.90       (2.40) - (1.36)
                                2017      2.96         0.75 - 1.90           1.99 - 3.07
                                2016      3.03         0.75 - 1.90           1.04 - 2.10
                                2015      3.68         0.75 - 1.90       (1.45) - (0.41)

  BHFTII BlackRock Capital      2019      0.10         0.75 - 1.90         30.29 - 31.86
     Appreciation Sub-Account   2018      0.11         0.75 - 1.90         (4.42) - 1.66
                                2017      0.10         0.75 - 1.90         31.35 - 32.93
                                2016        --         0.75 - 1.90       (1.84) - (0.66)
                                2015        --         0.75 - 1.90           4.21 - 5.48

  BHFTII BlackRock              2019      1.53         0.75 - 1.95         (0.09) - 1.12
     Ultra-Short Term Bond      2018      0.73         0.75 - 1.95         (0.42) - 0.79
     Sub-Account                2017      0.08         0.75 - 1.95       (1.30) - (0.12)
                                2016        --         0.75 - 1.95       (1.82) - (0.64)
                                2015        --         0.75 - 2.90       (2.86) - (0.75)

  BHFTII Brighthouse Asset      2019      2.17         1.10 - 1.95          9.58 - 10.51
     Allocation 20 Sub-Account  2018      2.23         0.75 - 1.95       (4.50) - (3.34)
                                2017      2.06         0.75 - 1.95           3.81 - 6.14
                                2016      3.24         0.75 - 1.85           2.61 - 3.75
                                2015      2.19         0.75 - 1.85       (2.41) - (1.33)

                                     103

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                        -------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  ------------

  BHFTII Brighthouse Asset        2019    17,118,149     1.13 - 19.53   294,316,953
     Allocation 40 Sub-Account    2018    19,202,713     1.00 - 17.02   290,842,062
                                  2017    22,319,210     1.06 - 17.94   361,066,984
                                  2016    25,163,031    14.12 - 16.33   373,986,508
                                  2015    27,623,837    13.42 - 15.51   393,113,254

  BHFTII Brighthouse Asset        2019    25,803,127     1.18 - 22.21   491,164,015
     Allocation 60 Sub-Account    2018    27,892,903     1.00 - 18.73   455,682,989
                                  2017    30,132,570     1.08 - 20.11   534,880,423
                                  2016    33,270,831    14.86 - 17.66   525,258,712
                                  2015    35,981,037    14.15 - 16.61   538,458,969

  BHFTII Brighthouse Asset        2019    18,822,400     1.22 - 24.38   382,529,406
     Allocation 80 Sub-Account    2018    21,038,503     1.01 - 19.85   350,798,313
                                  2017    23,551,756     1.11 - 21.77   436,267,194
                                  2016    25,900,408    15.17 - 18.40   409,525,398
                                  2015    28,152,718    14.15 - 17.15   418,126,664

  BHFTII Brighthouse/Artisan      2019       506,338    24.25 - 27.33    13,046,116
     Mid Cap Value Sub-Account    2018       539,932    20.03 - 22.43    11,443,229
                                  2017       589,889    23.60 - 26.25    14,660,058
                                  2016       649,443    21.38 - 23.63    14,575,472
                                  2015       727,452    17.77 - 19.51    13,531,871

  BHFTII Brighthouse/Dimensional  2019       220,370    23.98 - 26.81     5,518,448
     International Small Company  2018       231,385    19.87 - 22.45     4,778,583
     Sub-Account                  2017       224,490    25.51 - 28.48     5,931,195
                                  2016       240,869    19.94 - 22.00     4,957,535
                                  2015       260,140    19.22 - 20.94     5,136,332

  BHFTII Brighthouse/Wellington   2019     2,453,821     1.38 - 97.75    78,887,115
     Core Equity Opportunities    2018     2,755,106     1.07 - 75.21    70,656,698
     Sub-Account                  2017     3,158,888     1.10 - 75.85    84,619,956
                                  2016     3,460,828    18.93 - 64.18    80,010,101
                                  2015     3,429,684    17.91 - 58.38    67,211,320

  BHFTII Frontier Mid Cap         2019       289,669    28.22 - 31.24     8,613,331
     Growth Sub-Account           2018       313,432    21.66 - 23.83     7,109,711
                                  2017       348,922    23.47 - 25.66     8,547,762
                                  2016       408,397    19.16 - 20.80     8,135,627
                                  2015       451,369    18.58 - 20.04     8,688,181

  BHFTII Jennison Growth          2019     1,464,589    15.78 - 45.08    52,230,907
     Sub-Account                  2018     1,620,381    12.07 - 34.40    43,831,631
                                  2017     1,842,317    12.22 - 34.74    50,368,732
                                  2016     2,215,010     9.04 - 25.64    45,005,788
                                  2015     2,402,666     9.18 - 25.96    49,735,341

  BHFTII Loomis Sayles Small      2019        11,774    69.05 - 72.69       833,345
     Cap Core Sub-Account         2018        11,832    56.20 - 59.04       681,029
                                  2017        12,979    64.58 - 67.71       857,359
                                  2016        13,831    57.25 - 59.91       809,075
                                  2015        14,846    49.04 - 51.22       745,135

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII Brighthouse Asset        2019      2.16         0.75 - 1.95         13.36 - 14.73
     Allocation 40 Sub-Account    2018      2.01         0.75 - 1.95       (6.26) - (5.12)
                                  2017      1.98         0.75 - 1.95           6.21 - 9.82
                                  2016      3.57         0.75 - 1.95           4.04 - 5.29
                                  2015      0.28         0.75 - 2.05       (3.08) - (1.81)

  BHFTII Brighthouse Asset        2019      1.96         0.75 - 2.00         17.06 - 18.53
     Allocation 60 Sub-Account    2018      1.64         0.75 - 2.00       (7.99) - (6.83)
                                  2017      1.72         0.75 - 2.00          8.80 - 13.88
                                  2016      3.14         0.75 - 2.00           4.98 - 6.30
                                  2015      0.53         0.75 - 2.00       (3.22) - (2.01)

  BHFTII Brighthouse Asset        2019      1.74         0.75 - 1.95         21.34 - 22.80
     Allocation 80 Sub-Account    2018      1.31         0.75 - 1.95       (9.90) - (8.80)
                                  2017      1.55         0.75 - 1.95         12.02 - 18.27
                                  2016      2.94         0.75 - 1.95           6.05 - 7.33
                                  2015      0.33         0.75 - 2.00       (3.64) - (2.43)

  BHFTII Brighthouse/Artisan      2019      0.50         1.30 - 1.95         21.06 - 21.84
     Mid Cap Value Sub-Account    2018      0.38         1.30 - 1.95     (15.10) - (14.54)
                                  2017      0.49         1.30 - 1.95         10.37 - 11.09
                                  2016      0.86         1.30 - 1.95         20.28 - 21.07
                                  2015      0.92         1.30 - 1.95     (11.41) - (10.83)

  BHFTII Brighthouse/Dimensional  2019      1.05         0.95 - 1.95         20.66 - 21.87
     International Small Company  2018      2.50         0.75 - 1.95     (22.11) - (21.16)
     Sub-Account                  2017      2.05         0.75 - 1.95         27.94 - 29.47
                                  2016      1.91         0.75 - 1.95           3.78 - 5.04
                                  2015      1.70         0.75 - 1.95           3.71 - 4.96

  BHFTII Brighthouse/Wellington   2019      1.48         0.75 - 1.95         28.12 - 29.96
     Core Equity Opportunities    2018      1.63         0.75 - 1.95       (2.29) - (0.84)
     Sub-Account                  2017      1.44         0.75 - 1.95          9.94 - 18.18
                                  2016      1.58         0.75 - 1.95           1.06 - 6.35
                                  2015      1.64         0.75 - 2.00           0.24 - 1.50

  BHFTII Frontier Mid Cap         2019        --         1.30 - 1.95         30.27 - 31.12
     Growth Sub-Account           2018        --         1.30 - 1.95       (7.73) - (7.12)
                                  2017        --         1.30 - 1.95         22.53 - 23.33
                                  2016        --         1.30 - 1.95           3.13 - 3.80
                                  2015        --         1.30 - 1.95           0.62 - 1.28

  BHFTII Jennison Growth          2019      0.20         0.75 - 1.95         29.94 - 31.51
     Sub-Account                  2018      0.12         0.75 - 1.95       (1.83) - (0.64)
                                  2017      0.08         0.75 - 1.95         34.35 - 35.97
                                  2016      0.02         0.75 - 1.95       (2.06) - (0.88)
                                  2015      0.01         0.75 - 1.95           8.40 - 9.71

  BHFTII Loomis Sayles Small      2019        --         1.70 - 1.90         22.87 - 23.12
     Cap Core Sub-Account         2018        --         1.70 - 1.90     (12.98) - (12.80)
                                  2017      0.07         1.70 - 1.90         12.80 - 13.03
                                  2016      0.07         1.70 - 1.90         16.73 - 16.97
                                  2015        --         1.70 - 1.90       (3.59) - (3.40)

                                     104

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                        -------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  ------------

  BHFTII Loomis Sayles Small      2019        16,179    27.34 - 31.45       468,283
     Cap Growth Sub-Account       2018        19,502    21.94 - 25.05       451,260
                                  2017        22,792    22.21 - 25.17       531,170
                                  2016        25,557    17.80 - 20.02       475,802
                                  2015        28,005    17.03 - 19.02       499,150

  BHFTII MetLife Aggregate        2019     1,145,343     1.93 - 20.31    19,134,533
     Bond Index Sub-Account       2018     1,062,730     1.80 - 18.88    16,435,910
                                  2017     1,145,468     1.82 - 19.12    17,636,210
                                  2016     1,077,178     1.79 - 18.71    16,335,161
                                  2015       897,469     1.77 - 18.47    13,232,780

  BHFTII MetLife Mid Cap          2019       242,817    33.86 - 40.75     8,858,249
     Stock Index Sub-Account      2018       247,006    27.50 - 32.79     7,240,467
                                  2017       254,725    31.71 - 37.45     8,569,038
                                  2016       252,724    27.97 - 32.72     7,511,220
                                  2015       259,569    23.75 - 27.52     6,518,909

  BHFTII MetLife MSCI EAFE(R)     2019       514,486     1.84 - 17.28     8,199,643
     Index Sub-Account            2018       499,779     1.53 - 14.40     6,606,006
                                  2017       481,469     1.80 - 16.98     7,402,574
                                  2016       469,663     1.46 - 13.82     5,875,904
                                  2015       491,903     1.46 - 13.86     6,209,128

  BHFTII MetLife Russell 2000(R)  2019       339,156     3.97 - 37.24    11,955,820
     Index Sub-Account            2018       324,847     3.20 - 30.13     9,215,132
                                  2017       356,943     3.64 - 34.38    11,503,433
                                  2016       361,122     3.22 - 30.47    10,344,970
                                  2015       392,896     2.69 - 25.53     9,450,123

  BHFTII MetLife Stock Index      2019     1,905,561   11.35 - 106.79    59,292,658
     Sub-Account                  2018     1,931,296     8.76 - 82.65    46,327,633
                                  2017     2,080,854     9.30 - 87.94    53,390,978
                                  2016     2,397,621     7.75 - 73.45    51,519,996
                                  2015     2,448,388     7.03 - 37.53    48,000,755

  BHFTII MFS(R) Total Return      2019        88,865    22.67 - 97.52     6,814,865
     Sub-Account                  2018       107,850    19.15 - 81.83     6,561,057
                                  2017       117,788    20.62 - 87.54     7,754,242
                                  2016       126,252    18.64 - 78.63     7,568,584
                                  2015       140,275    17.35 - 72.73     7,861,563

  BHFTII MFS(R) Value             2019       684,570    31.07 - 40.20    23,660,739
     Sub-Account                  2018       729,098    24.40 - 31.19    19,648,433
                                  2017       825,295    27.72 - 35.02    25,125,499
                                  2016       920,511    24.04 - 30.00    24,207,697
                                  2015       954,325    21.30 - 26.49    22,384,588

  BHFTII Neuberger Berman         2019       362,615    28.75 - 43.09    12,847,737
     Genesis Sub-Account          2018       383,584    22.63 - 33.55    10,646,038
                                  2017       413,277    24.79 - 36.34    12,542,073
                                  2016       467,759    21.87 - 31.70    12,490,568
                                  2015       518,912    18.81 - 26.98    11,881,985

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII Loomis Sayles Small      2019        --         0.75 - 1.50         24.63 - 25.56
     Cap Growth Sub-Account       2018        --         0.75 - 1.50       (1.22) - (0.47)
                                  2017        --         0.75 - 1.50         24.80 - 25.74
                                  2016        --         0.75 - 1.50           4.47 - 5.25
                                  2015        --         0.75 - 1.50         (0.08) - 0.67

  BHFTII MetLife Aggregate        2019      2.93         0.75 - 1.95           6.25 - 7.53
     Bond Index Sub-Account       2018      2.82         0.75 - 2.00       (2.47) - (1.24)
                                  2017      2.70         0.75 - 2.00           0.90 - 2.17
                                  2016      2.68         0.75 - 2.00           0.07 - 1.32
                                  2015      2.72         0.75 - 2.00       (2.04) - (0.80)

  BHFTII MetLife Mid Cap          2019      1.11         1.00 - 1.95         23.12 - 24.29
     Stock Index Sub-Account      2018      0.99         1.00 - 1.95     (13.28) - (12.45)
                                  2017      1.17         1.00 - 1.95         13.38 - 14.46
                                  2016      0.99         1.00 - 1.95         17.76 - 18.89
                                  2015      0.87         1.00 - 1.95       (4.56) - (3.65)

  BHFTII MetLife MSCI EAFE(R)     2019      2.43         1.00 - 1.95         19.23 - 20.37
     Index Sub-Account            2018      2.76         1.00 - 1.95     (15.79) - (14.98)
                                  2017      2.44         1.00 - 1.95         22.15 - 23.31
                                  2016      2.41         1.00 - 1.95       (0.98) - (0.04)
                                  2015      3.12         1.00 - 1.95       (3.22) - (2.29)

  BHFTII MetLife Russell 2000(R)  2019      0.88         1.00 - 1.95         22.78 - 23.96
     Index Sub-Account            2018      0.82         1.00 - 1.95     (12.93) - (12.09)
                                  2017      0.99         1.00 - 1.95         12.10 - 13.16
                                  2016      1.08         1.00 - 1.95         18.59 - 19.72
                                  2015      0.90         1.00 - 1.95       (6.38) - (5.49)

  BHFTII MetLife Stock Index      2019      1.97         1.00 - 1.95         28.28 - 29.50
     Sub-Account                  2018      1.61         1.00 - 2.90       (7.43) - (5.78)
                                  2017      1.58         1.00 - 2.90         17.95 - 20.03
                                  2016      1.81         1.00 - 2.90          8.35 - 10.27
                                  2015      1.56         1.00 - 2.90       (1.82) - (0.09)

  BHFTII MFS(R) Total Return      2019      2.18         0.75 - 1.90         17.87 - 19.17
     Sub-Account                  2018      2.10         0.75 - 1.90       (7.55) - (6.52)
                                  2017      2.35         0.75 - 1.90         10.12 - 11.33
                                  2016      2.75         0.75 - 1.90           6.92 - 8.11
                                  2015      2.42         0.75 - 1.90       (2.23) - (1.14)

  BHFTII MFS(R) Value             2019      1.75         0.75 - 1.95         27.34 - 28.88
     Sub-Account                  2018      1.30         0.75 - 1.95     (11.98) - (10.92)
                                  2017      1.85         0.75 - 1.95         15.32 - 16.71
                                  2016      2.08         0.75 - 1.95         11.89 - 13.24
                                  2015      2.51         0.75 - 2.00       (2.34) - (1.11)

  BHFTII Neuberger Berman         2019        --         0.75 - 1.95         26.91 - 28.44
     Genesis Sub-Account          2018      0.10         0.75 - 1.95       (8.79) - (7.68)
                                  2017      0.18         0.75 - 1.95         13.26 - 14.63
                                  2016      0.21         0.75 - 1.95         16.11 - 17.51
                                  2015      0.16         0.75 - 1.95       (1.56) - (0.37)

                                     105

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                          -------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO         NET
                                              UNITS        HIGHEST ($)    ASSETS ($)
                                          ------------  ---------------  ------------

  BHFTII T. Rowe Price Large        2019     1,072,500    15.75 - 44.75    36,415,233
     Cap Growth Sub-Account         2018     1,050,180    12.30 - 34.65    26,765,258
                                    2017     1,082,981    12.69 - 35.47    26,386,826
                                    2016     1,195,673     9.69 - 26.87    21,990,753
                                    2015     1,214,561     9.73 - 26.78    22,843,144

  BHFTII T. Rowe Price Small        2019         8,927    44.68 - 50.09       412,112
     Cap Growth Sub-Account         2018        11,317    34.28 - 38.24       400,874
                                    2017        12,927    37.48 - 41.60       502,259
                                    2016        14,995    31.18 - 34.43       483,761
                                    2015        16,556    28.50 - 31.32       487,781

  BHFTII VanEck Global Natural      2019       431,638     9.19 - 10.51     4,127,141
     Resources Sub-Account          2018       402,320      8.34 - 9.43     3,479,021
                                    2017       401,610    11.96 - 13.35     4,961,054
                                    2016       364,533    12.28 - 13.55     4,607,833
                                    2015       482,930      8.68 - 9.50     4,311,458

  BHFTII Western Asset              2019     1,839,569     3.95 - 44.12    65,273,070
     Management Strategic Bond      2018     2,028,696    27.43 - 38.83    64,242,084
     Opportunities Sub-Account      2017     2,173,596    29.15 - 40.67    72,787,296
                                    2016     2,294,873    27.54 - 37.86    72,139,687
                                    2015           700    28.52 - 29.13        20,143

  BHFTII Western Asset              2019     1,312,674    15.93 - 20.76    23,768,953
     Management U.S. Government     2018     1,481,884    15.37 - 19.81    25,701,077
     Sub-Account                    2017     1,468,504    15.57 - 19.86    25,666,671
                                    2016     1,530,869    15.62 - 19.72    26,776,937
                                    2015     1,586,953    15.94 - 19.71    27,884,257

  BlackRock Global Allocation V.I.  2019        52,374    23.85 - 24.83     1,299,249
     Sub-Account (Commenced         2018         9,262    20.57 - 21.36       197,767
     7/20/2015 and began
     transactions in 2018)

  Fidelity(R) VIP Contrafund        2019     1,001,771    1.31 - 110.40    19,110,902
     Sub-Account                    2018       812,628     1.02 - 84.79    17,097,852
                                    2017       462,227     1.11 - 91.54    20,973,115
                                    2016       401,852     6.55 - 75.89    18,917,042
                                    2015       401,103     6.17 - 71.00    19,201,982

  Fidelity(R) VIP                   2019           123   27.39 - 108.40        13,301
     Equity-Income Sub-Account      2018         1,307    21.85 - 86.57        36,464
                                    2017         2,297    24.23 - 96.09        64,477
                                    2016         2,475    21.81 - 86.59        62,060
                                    2015         3,431    18.79 - 74.67        71,803

  Fidelity(R) VIP Mid Cap           2019       168,355    73.48 - 85.13    13,094,588
     Sub-Account                    2018       197,251    60.65 - 69.77    12,632,647
                                    2017       226,637    72.35 - 82.65    17,298,553
                                    2016       249,389    61.02 - 69.22    16,028,724
                                    2015       263,325    55.43 - 62.44    15,335,678

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------

  BHFTII T. Rowe Price Large        2019      0.18         1.30 - 1.95         28.07 - 29.17
     Cap Growth Sub-Account         2018      0.20         1.30 - 1.95       (3.07) - (2.32)
                                    2017      0.09         1.30 - 1.95         30.91 - 32.00
                                    2016        --         1.30 - 1.95         (0.43) - 0.35
                                    2015        --         1.30 - 1.95           8.38 - 9.24

  BHFTII T. Rowe Price Small        2019        --         1.40 - 1.90         30.34 - 30.99
     Cap Growth Sub-Account         2018        --         1.40 - 1.90       (8.55) - (8.08)
                                    2017      0.07         1.40 - 1.90         20.24 - 20.84
                                    2016      0.03         1.40 - 1.90           9.38 - 9.93
                                    2015        --         1.40 - 1.90           0.54 - 1.04

  BHFTII VanEck Global Natural      2019      0.35         0.75 - 1.95         10.18 - 11.51
     Resources Sub-Account          2018        --         0.75 - 1.95     (30.24) - (29.39)
                                    2017        --         0.75 - 1.95       (2.65) - (1.48)
                                    2016      0.59         0.75 - 1.95         40.97 - 42.67
                                    2015      0.21         0.75 - 2.00     (34.09) - (33.26)

  BHFTII Western Asset              2019      4.79         0.75 - 1.95         12.03 - 13.63
     Management Strategic Bond      2018      5.26         0.75 - 1.95       (5.89) - (4.52)
     Opportunities Sub-Account      2017      3.83         0.75 - 1.95           4.20 - 7.42
                                    2016      2.28         0.75 - 1.95           3.64 - 7.49
                                    2015      4.86         1.40 - 1.50       (3.46) - (3.36)

  BHFTII Western Asset              2019      2.51         0.95 - 2.00           3.69 - 4.78
     Management U.S. Government     2018      2.07         0.95 - 2.00       (1.31) - (0.26)
     Sub-Account                    2017      2.45         0.95 - 2.00         (0.33) - 0.72
                                    2016      2.35         0.95 - 2.00         (0.98) - 0.07
                                    2015      2.07         0.95 - 1.95       (1.63) - (0.64)

  BlackRock Global Allocation V.I.  2019      2.25         1.30 - 1.55         15.94 - 16.23
     Sub-Account (Commenced         2018      1.26         1.30 - 1.55       (7.68) - (7.53)
     7/20/2015 and began
     transactions in 2018)

  Fidelity(R) VIP Contrafund        2019      0.34         0.95 - 1.85         29.04 - 30.21
     Sub-Account                    2018      0.57         0.95 - 1.85       (8.21) - (7.38)
                                    2017      0.89         0.95 - 1.85         11.33 - 20.61
                                    2016      0.71         0.95 - 1.85           5.93 - 6.89
                                    2015      0.89         0.95 - 1.85       (1.29) - (0.39)

  Fidelity(R) VIP                   2019      2.07         1.40 - 1.50         25.21 - 25.34
     Equity-Income Sub-Account      2018      1.93         1.40 - 1.50       (9.91) - (9.82)
                                    2017      1.50         1.40 - 1.50         10.98 - 11.09
                                    2016      1.86         1.40 - 1.50         15.96 - 16.07
                                    2015      2.88         1.40 - 1.50       (5.66) - (5.57)

  Fidelity(R) VIP Mid Cap           2019      0.66         0.95 - 1.65         21.16 - 22.01
     Sub-Account                    2018      0.39         0.95 - 1.65     (16.18) - (15.58)
                                    2017      0.49         0.95 - 1.65         12.36 - 19.40
                                    2016      0.32         0.95 - 1.65         10.09 - 10.86
                                    2015      0.25         0.95 - 1.65       (3.24) - (2.56)

                                     106

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO         NET         INCOME          LOWEST TO          LOWEST TO
                                         UNITS        HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  ---------------  ------------  -------------  ----------------  -----------------

  FTVIPT Franklin Income VIP   2019       266,046    64.89 - 85.72    19,093,371      5.39         0.95 - 1.85         13.93 - 14.96
     Sub-Account               2018       294,051    56.95 - 74.56    18,485,748      4.79         0.95 - 1.85       (6.07) - (5.21)
                               2017       323,062    60.63 - 78.66    21,557,554      4.15         0.95 - 1.85           4.28 - 8.64
                               2016       346,722    56.31 - 72.41    21,429,895      5.01         0.95 - 1.85         11.93 - 12.95
                               2015       384,412    50.31 - 64.11    21,170,997      4.64         0.95 - 1.85       (8.76) - (7.93)

  FTVIPT Franklin Mutual       2019        80,076    35.23 - 40.02     2,993,280      1.78         1.10 - 1.65         20.57 - 21.23
     Shares VIP Sub-Account    2018        93,265    29.22 - 33.01     2,885,952      2.30         0.95 - 1.65     (10.56) - (10.07)
                               2017       113,949    32.68 - 37.89     3,922,157      2.22         0.95 - 1.65           1.65 - 7.33
                               2016       122,275    30.66 - 34.25     3,942,631      2.03         1.10 - 1.65         14.16 - 14.79
                               2015       129,815    26.86 - 29.84     3,653,863      3.03         1.10 - 1.65       (6.49) - (5.98)

  FTVIPT Franklin Small Cap    2019       171,679    18.61 - 45.97     3,350,116      1.05         0.95 - 1.55         24.40 - 25.15
     Value VIP Sub-Account     2018       196,488    14.95 - 36.86     3,044,422      0.89         0.95 - 1.55     (14.22) - (13.70)
                               2017       232,182    17.42 - 42.86     4,131,028      0.51         0.95 - 1.55           8.51 - 9.61
                               2016       240,405    15.98 - 16.85     3,903,614      0.82         0.95 - 1.50         28.25 - 28.96
                               2015       264,433    12.46 - 13.07     3,343,147      0.63         0.95 - 1.50       (8.77) - (8.26)

  FTVIPT Templeton Foreign     2019       452,328    14.84 - 38.12    11,164,052      1.72         1.30 - 1.90         10.41 - 11.27
     VIP Sub-Account           2018       465,043    13.40 - 34.32    10,188,360      2.66         1.30 - 1.90     (17.04) - (16.45)
                               2017       467,004    16.12 - 41.12    12,194,033      2.57         1.30 - 1.90         14.50 - 15.40
                               2016       514,287    14.04 - 35.70    11,685,523      1.96         1.30 - 1.90           5.16 - 6.00
                               2015       535,764    13.32 - 33.74    11,534,530      3.19         1.30 - 1.90       (8.25) - (7.61)

  FTVIPT Templeton Global      2019       465,524    18.44 - 20.91     8,916,190      7.13         0.95 - 1.55           0.44 - 1.05
     Bond VIP Sub-Account      2018       518,656    18.36 - 20.70     9,876,862        --         0.95 - 1.55           0.36 - 0.97
                               2017       566,437    18.29 - 20.50    10,736,739        --         0.95 - 1.55         (2.44) - 0.96
                               2016       589,940    18.39 - 20.30    11,126,544        --         0.95 - 1.50           1.41 - 1.97
                               2015       612,689    18.13 - 19.91    11,391,228      7.89         0.95 - 1.50       (5.73) - (5.21)

  Invesco Oppenheimer V.I.     2019        87,355    37.30 - 41.67     3,377,338        --         0.95 - 1.55         24.19 - 24.94
     Main Street Small Cap     2018       100,955    30.03 - 32.49     3,142,174      0.06         0.95 - 1.55     (11.92) - (11.52)
     Sub-Account               2017       124,024    34.10 - 37.64     4,378,792      0.63         0.95 - 1.55          7.39 - 12.84
                               2016       144,427    30.64 - 33.36     4,544,421      0.25         0.95 - 1.50         15.92 - 16.56
                               2015       154,239    26.43 - 28.62     4,179,638      0.64         0.95 - 1.50       (7.49) - (6.98)

  Invesco V.I. Equity and      2019       604,019    26.63 - 29.92    16,792,600      2.29         0.95 - 1.65         18.05 - 18.87
     Income Sub-Account        2018       667,340    22.56 - 25.17    15,704,635      1.99         0.95 - 1.65     (11.21) - (10.59)
                               2017       705,753    25.40 - 28.15    18,649,182      1.44         0.95 - 1.65           5.61 - 9.74
                               2016       771,024    23.31 - 25.65    18,652,644      1.65         0.95 - 1.65         12.96 - 13.75
                               2015       836,877    20.64 - 22.55    17,872,666      2.31         0.95 - 1.65       (4.18) - (3.51)

  Invesco V.I. International   2019       233,436    16.71 - 42.06     8,769,800      1.25         0.95 - 1.55         26.27 - 27.03
     Growth Sub-Account        2018       280,671    13.18 - 33.11     8,360,170      1.78         0.95 - 1.55     (16.52) - (16.01)
                               2017       306,466    15.72 - 39.43    10,924,135      1.24         0.95 - 1.55         15.47 - 21.57
                               2016       331,644    12.96 - 32.43     9,786,471      1.17         0.95 - 1.50       (2.18) - (1.64)
                               2015       343,336    13.20 - 32.97    10,351,518      1.28         0.95 - 1.50       (4.07) - (3.54)

  LMPVET ClearBridge Variable  2019     2,413,695     1.15 - 39.17    17,801,850      0.95         0.95 - 1.95         22.34 - 23.89
     Aggressive Growth         2018     1,881,024     0.94 - 31.62    15,342,826      0.58         0.95 - 1.95      (10.34) - (9.22)
     Sub-Account               2017       737,419     1.04 - 34.83    18,447,695      0.50         0.95 - 1.95          4.65 - 15.19
                               2016       635,486    16.82 - 30.24    16,840,229      0.65         0.95 - 1.95         (1.01) - 0.25
                               2015       659,012    16.99 - 30.16    17,489,432      0.34         0.95 - 1.95       (3.83) - (2.66)

                                     107

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                           UNITS        HIGHEST ($)    ASSETS ($)
                                       ------------  ---------------  ------------

  LMPVET ClearBridge Variable    2019     2,552,956     1.36 - 92.27    24,573,880
     Appreciation Sub-Account    2018     1,932,776     1.07 - 71.72    22,409,019
                                 2017       439,951     1.11 - 73.70    26,287,438
                                 2016       422,725    49.55 - 62.23    23,691,227
                                 2015       454,520    46.01 - 57.24    23,566,939

  LMPVET ClearBridge Variable    2019       442,875    22.83 - 35.10    14,150,185
     Dividend Strategy           2018       521,884    17.65 - 26.97    12,903,855
     Sub-Account                 2017       572,108    18.87 - 28.66    15,145,887
                                 2016       664,108    16.10 - 24.31    14,930,164
                                 2015       720,660    14.24 - 21.38    14,325,561

  LMPVET ClearBridge Variable    2019         6,040    40.32 - 43.97       255,317
     Large Cap Growth            2018         6,572    31.09 - 33.77       213,754
     Sub-Account                 2017         8,673    31.69 - 34.28       286,531
                                 2016         8,139    25.68 - 27.67       216,950
                                 2015         9,250    24.37 - 26.15       233,660

  LMPVET ClearBridge Variable    2019        10,912    31.08 - 33.92       352,143
     Large Cap Value             2018        14,915    24.58 - 26.72       378,407
     Sub-Account                 2017        15,712    27.49 - 29.77       445,241
                                 2016        18,344    24.40 - 26.31       461,514
                                 2015        15,403    22.00 - 23.64       349,493

  LMPVET ClearBridge Variable    2019     1,064,009     1.44 - 51.30     5,569,386
     Small Cap Growth            2018       630,981     1.15 - 40.82     4,475,137
     Sub-Account                 2017       174,563     1.14 - 39.84     4,979,166
                                 2016       157,574    23.59 - 31.54     4,385,459
                                 2015       174,184    22.72 - 30.14     4,612,937

  LMPVET QS Variable             2019        61,120    26.82 - 30.42     1,715,186
     Conservative Growth         2018        78,225    23.23 - 26.20     1,917,375
     Sub-Account                 2017        89,801    24.70 - 27.71     2,336,136
                                 2016        97,631    22.12 - 24.68     2,269,182
                                 2015       110,832    20.93 - 23.22     2,433,690

  LMPVET QS Variable Growth      2019        40,975    25.60 - 28.05     1,087,531
     Sub-Account                 2018        45,503    21.23 - 23.17     1,003,940
                                 2017        58,448    23.47 - 25.52     1,420,325
                                 2016        67,986    20.00 - 21.65     1,411,867
                                 2015        72,554    18.74 - 20.21     1,409,068

  LMPVET QS Variable Moderate    2019         1,525    25.08 - 25.96        38,824
     Growth Sub-Account          2018         1,527    21.17 - 21.88        32,802
                                 2017         2,476    22.97 - 23.70        57,780
                                 2016         2,494    20.00 - 20.61        50,644
                                 2015         2,766    18.83 - 19.37        52,861

  LMPVIT Western Asset           2019     1,076,821     1.10 - 31.22     7,144,096
     Variable Global High Yield  2018       755,929     0.98 - 27.55     7,196,680
     Bond Sub-Account            2017       343,313     1.04 - 28.95     8,480,321
                                 2016       345,252    22.53 - 26.90     8,451,707
                                 2015       382,235    19.86 - 23.49     8,226,372

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  LMPVET ClearBridge Variable    2019      1.33         0.95 - 1.90         27.42 - 28.64
     Appreciation Sub-Account    2018      1.20         0.95 - 1.90       (3.60) - (2.68)
                                 2017      1.18         0.95 - 1.90         11.16 - 18.42
                                 2016      1.31         0.95 - 1.90           7.70 - 8.73
                                 2015      1.15         0.95 - 1.90         (0.31) - 0.64

  LMPVET ClearBridge Variable    2019      1.31         0.95 - 1.90         29.00 - 30.17
     Dividend Strategy           2018      1.36         0.95 - 1.90       (6.75) - (5.90)
     Sub-Account                 2017      1.31         0.95 - 1.90         12.29 - 17.89
                                 2016      1.41         0.95 - 1.90         12.68 - 13.69
                                 2015      1.60         0.95 - 1.90       (6.19) - (5.34)

  LMPVET ClearBridge Variable    2019      0.35         1.50 - 1.90         29.67 - 30.19
     Large Cap Growth            2018      0.28         1.50 - 1.90       (1.88) - (1.48)
     Sub-Account                 2017      0.24         1.50 - 1.90         23.41 - 23.90
                                 2016      0.50         1.50 - 1.90           5.37 - 5.79
                                 2015      0.44         1.50 - 1.90           7.73 - 8.16

  LMPVET ClearBridge Variable    2019      1.59         1.50 - 1.90         26.46 - 26.96
     Large Cap Value             2018      1.53         1.50 - 1.90     (10.60) - (10.24)
     Sub-Account                 2017      1.35         1.50 - 1.90         12.68 - 13.13
                                 2016      1.57         1.50 - 1.90         10.87 - 11.32
                                 2015      1.42         1.50 - 1.90       (4.70) - (4.31)

  LMPVET ClearBridge Variable    2019        --         0.95 - 1.90         24.49 - 25.67
     Small Cap Growth            2018        --         0.95 - 1.90           1.48 - 2.45
     Sub-Account                 2017        --         0.95 - 1.90         14.70 - 23.09
                                 2016        --         1.10 - 1.90           3.81 - 4.65
                                 2015        --         1.10 - 1.90       (6.18) - (5.42)

  LMPVET QS Variable             2019      1.99         1.10 - 1.65         15.44 - 16.08
     Conservative Growth         2018      2.39         1.10 - 1.65       (5.97) - (5.45)
     Sub-Account                 2017      2.35         1.10 - 1.65         11.70 - 12.31
                                 2016      2.28         1.10 - 1.65           5.67 - 6.26
                                 2015      1.92         1.10 - 1.65       (2.80) - (2.27)

  LMPVET QS Variable Growth      2019      1.52         1.25 - 1.65         20.57 - 21.05
     Sub-Account                 2018      2.33         1.25 - 1.65       (9.56) - (9.19)
                                 2017      1.73         1.25 - 1.65         17.39 - 17.86
                                 2016      1.45         1.25 - 1.65           6.72 - 7.15
                                 2015      1.39         1.25 - 1.65       (3.83) - (3.45)

  LMPVET QS Variable Moderate    2019      1.74         1.50 - 1.65         18.46 - 18.64
     Growth Sub-Account          2018      2.17         1.50 - 1.65       (7.82) - (7.68)
                                 2017      2.19         1.50 - 1.65         14.82 - 14.99
                                 2016      2.02         1.50 - 1.65           6.23 - 6.39
                                 2015      1.68         1.50 - 1.65       (3.39) - (3.25)

  LMPVIT Western Asset           2019      5.18         0.95 - 1.90         12.23 - 13.30
     Variable Global High Yield  2018      4.97         0.95 - 1.90       (5.74) - (4.83)
     Bond Sub-Account            2017      5.22         0.95 - 1.90           3.77 - 7.63
                                 2016      6.14         0.95 - 1.90         13.43 - 14.51
                                 2015      6.06         0.95 - 1.90       (7.61) - (6.73)

                                     108

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------------   --------------------------------------------------
                                                     UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                      LOWEST TO         NET          INCOME          LOWEST TO          LOWEST TO
                                        UNITS        HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    ------------  ---------------  ------------   -------------  ----------------  -----------------

  PIMCO VIT High Yield        2019         2,812    25.04 - 26.15        71,192       4.97         1.30 - 1.50         13.02 - 13.24
     Sub-Account              2018         4,444    22.15 - 23.09        99,197       5.09         1.30 - 1.50       (4.11) - (3.91)
                              2017         5,354    23.10 - 24.03       124,773       4.87         1.30 - 1.50           5.03 - 5.23
                              2016         5,406    22.00 - 22.83       119,830       5.22         1.30 - 1.50         10.77 - 10.99
                              2015         6,064    19.86 - 20.57       121,278       5.25         1.30 - 1.50       (3.11) - (2.91)

  PIMCO VIT Low Duration      2019         2,824    15.01 - 15.30        42,724       2.77         1.40 - 1.50           2.48 - 2.58
     Sub-Account              2018         2,982    14.65 - 14.91        44,020       1.88         1.40 - 1.50       (1.16) - (1.06)
                              2017         3,972    14.82 - 15.07        59,454       1.34         1.40 - 1.50       (0.16) - (0.06)
                              2016         4,155    14.85 - 15.08        62,277       1.49         1.40 - 1.50         (0.10) - 0.00
                              2015         4,350    14.86 - 15.08        65,235       3.41         1.40 - 1.50       (1.18) - (1.08)

  Pioneer VCT Mid Cap Value   2019        33,435    52.46 - 62.43     1,849,005       1.09         0.95 - 1.65         25.99 - 26.87
     Sub-Account              2018        39,747    41.64 - 49.20     1,745,896       0.46         0.95 - 1.65     (20.82) - (20.26)
                              2017        44,335    52.59 - 61.70     2,454,357       0.62         0.95 - 1.65          4.86 - 11.80
                              2016        46,933    47.36 - 55.19     2,336,394       0.47         0.95 - 1.65         14.33 - 15.13
                              2015        47,288    41.43 - 47.94     2,051,323       0.55         0.95 - 1.65       (7.89) - (7.24)

  Pioneer VCT Real Estate     2019           391            35.27        13,796       1.95                1.65                 25.82
     Shares Sub-Account       2018           393            28.03        11,006       2.46                1.65                (9.06)
                              2017           394            30.83        12,151       2.31                1.65                  1.61
                              2016           396            30.34        12,007       3.24                1.65                  4.09
                              2015           397            29.15        11,585       2.07                1.65                  2.81

  Putnam VT Equity Income     2019         1,760    38.97 - 43.38        69,846       2.19         0.75 - 1.40         28.59 - 29.43
     Sub-Account              2018         2,446    30.30 - 33.52        75,058       0.69         0.75 - 1.40       (9.77) - (9.18)
                              2017         2,588    33.58 - 36.91        87,866       1.68         0.75 - 1.40         17.13 - 17.89
                              2016         2,546    28.67 - 31.31        73,748       1.58         0.75 - 1.40         12.06 - 12.79
                              2015         1,969    25.59 - 27.75        51,000       1.61         0.75 - 1.40       (4.39) - (3.77)

  Putnam VT Sustainable       2019        15,640            19.02       297,395       0.67                1.40                 34.82
     Leaders Sub-Account      2018        15,235            14.10       214,887       0.01                1.40                (2.66)
                              2017        17,982            14.49       260,560       0.85                1.40                 27.76
                              2016        18,697            11.34       212,052       0.98                1.40                  6.56
                              2015        20,399            10.64       217,119       0.72                1.40                (1.46)

  Russell Global Real Estate  2019           215            44.81         9,639       5.13                1.40                 19.95
     Securities Sub-Account   2018           215            37.36         8,036       4.50                1.40                (7.04)
                              2017           215            40.19         8,645       3.67                1.40                 10.25
                              2016           215            36.45         7,841       4.56                1.40                  1.59
                              2015           215            35.88         7,718       1.63                1.40                (1.15)

  Russell International       2019           959            14.71        14,108       2.67                1.40                 18.06
     Developed Markets        2018           959            12.46        11,950       1.70                1.40               (16.06)
     Sub-Account              2017           959            14.85        14,238       2.66                1.40                 23.24
                              2016           959            12.05        11,552       3.26                1.40                  0.94
                              2015           959            11.94        11,445       1.14                1.40                (2.69)

  Russell Strategic Bond      2019         1,250            20.45        25,559       2.76                1.40                  7.68
     Sub-Account              2018         1,250            18.99        23,737       2.12                1.40                (2.20)
                              2017         1,250            19.42        24,270       1.35                1.40                  2.42
                              2016         1,250            18.96        23,697       1.60                1.40                  1.67
                              2015         1,250            18.65        23,307       2.39                1.40                (1.53)

                                     109

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------   -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  ------------   -------------  ----------------  ----------------

  Russell U.S. Small Cap       2019           206            24.75         5,106       0.57                1.40                21.36
     Equity Sub-Account        2018           206            20.39         4,207       0.47                1.40              (13.20)
                               2017           206            23.49         4,847       0.18                1.40                13.88
                               2016           206            20.63         4,257       0.84                1.40                17.01
                               2015           206            17.63         3,638       0.66                1.40               (8.48)

  Russell U.S. Strategic       2019         2,931            21.01        61,585       1.08                1.40                28.45
     Equity Sub-Account        2018         2,931            16.36        47,943       1.15                1.40              (10.91)
                               2017         2,931            18.36        53,811       1.02                1.40                19.12
                               2016         2,931            15.41        45,173       1.03                1.40                 9.10
                               2015         2,931            14.13        41,406       0.81                1.40               (0.30)

  TAP 1919 Variable Socially   2019         3,255    55.19 - 57.53       180,142       1.11         1.50 - 1.65        24.63 - 24.82
     Responsive Balanced       2018           322    44.28 - 46.09        14,651       1.01         1.50 - 1.65      (2.57) - (2.42)
     Sub-Account               2017           322    45.45 - 47.23        15,055       1.07         1.50 - 1.65        14.84 - 15.01
                               2016           340    39.58 - 41.07        13,795       0.85         1.50 - 1.65          4.50 - 4.65
                               2015           437    37.87 - 39.24        16,859       1.42         1.50 - 1.65      (3.32) - (3.18)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying fund, portfolio or series of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

9.  SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     110
Module

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

              Index to Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................     2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

                                      1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company of NY

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Brighthouse Life Insurance
Company of NY (the "Company") as of December 31, 2019 and 2018, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31,
2019, and the related notes and the schedules listed in the Index to Financial
Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31,
2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2020

We have served as the Company's auditor since 2000.

                                      2

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                          2019     2018
                                                                                                         ------- -------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,897 and
 $2,470, respectively).................................................................................. $ 3,067 $ 2,434
Mortgage loans (net of valuation allowances of $3 and $2, respectively).................................     625     448
Short-term investments, principally at estimated fair value.............................................      52      --
Other invested assets, principally at estimated fair value..............................................     108      36
                                                                                                         ------- -------
 Total investments......................................................................................   3,852   2,918
Cash and cash equivalents...............................................................................     148     120
Accrued investment income...............................................................................      25      21
Premiums, reinsurance and other receivables.............................................................   1,048     580
Deferred policy acquisition costs.......................................................................     175     186
Other assets............................................................................................      33      37
Separate account assets.................................................................................   4,676   4,268
                                                                                                         ------- -------
 Total assets........................................................................................... $ 9,957 $ 8,130
                                                                                                         ======= =======
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................................. $   743 $   719
Policyholder account balances...........................................................................   2,339   1,692
Other policy-related balances...........................................................................       9       9
Payables for collateral under derivative transactions...................................................      85      24
Current income tax payable..............................................................................      30       2
Deferred income tax liability...........................................................................     114     108
Other liabilities.......................................................................................     912     471
Separate account liabilities............................................................................   4,676   4,268
                                                                                                         ------- -------
 Total liabilities......................................................................................   8,908   7,293
                                                                                                         ------- -------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding................       2       2
Additional paid-in capital..............................................................................     491     416
Retained earnings (deficit).............................................................................     434     434
Accumulated other comprehensive income (loss)...........................................................     122     (15)
                                                                                                         ------- -------
 Total stockholder's equity.............................................................................   1,049     837
                                                                                                         ------- -------
 Total liabilities and stockholder's equity............................................................. $ 9,957 $ 8,130
                                                                                                         ======= =======

              See accompanying notes to the financial statements.

                                      3

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                               2019      2018      2017
                                                             --------  --------  --------
Revenues
Premiums.................................................... $     23  $     37  $     26
Universal life and investment-type product policy fees......       97       102       104
Net investment income.......................................      122       100        86
Other revenues..............................................      (85)      (59)      (46)
Net investment gains (losses)...............................        4        (7)       (1)
Net derivative gains (losses)...............................       42       (18)     (157)
                                                             --------  --------  --------
 Total revenues.............................................      203       155        12
                                                             --------  --------  --------
Expenses
Policyholder benefits and claims............................       33         7        (4)
Interest credited to policyholder account balances..........       36        38        39
Amortization of deferred policy acquisition costs...........       22         1       (40)
Other expenses..............................................       81        66        66
                                                             --------  --------  --------
 Total expenses.............................................      172       112        61
                                                             --------  --------  --------
Income (loss) before provision for income tax...............       31        43       (49)
Provision for income tax expense (benefit)..................        3         5      (101)
                                                             --------  --------  --------
Net income (loss)........................................... $     28  $     38  $     52
                                                             ========  ========  ========

              See accompanying notes to the financial statements.

                                      4

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        2019     2018    2017
                                                                                      -------  -------  ------
Net income (loss).................................................................... $    28  $    38  $   52
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets.........................     173      (62)     35
Unrealized gains (losses) on derivatives.............................................      --        5      (4)
                                                                                      -------  -------  ------
 Other comprehensive income (loss), before income tax................................     173      (57)     31
Income tax (expense) benefit related to items of other comprehensive income (loss)...     (36)      12      (6)
                                                                                      -------  -------  ------
 Other comprehensive income (loss), net of income tax................................     137      (45)     25
                                                                                      -------  -------  ------
 Comprehensive income (loss)......................................................... $   165  $    (7) $   77
                                                                                      =======  =======  ======

              See accompanying notes to the financial statements.

                                      5

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                              Accumulated
                                                    Additional   Retained        Other          Total
                                           Common    Paid-in     Earnings    Comprehensive  Stockholder's
                                           Stock     Capital     (Deficit)   Income (Loss)     Equity
                                         ---------- ----------- -----------  -------------  -------------
Balance at December 31, 2016............ $        2 $       341 $       349  $           5  $         697
Capital contribution....................                     75                                        75
Net income (loss).......................                                 52                            52
Effect of change in accounting principle                                 (5)             5             --
Other comprehensive income (loss), net
 of income tax..........................                                                20             20
                                         ---------- ----------- -----------  -------------  -------------
Balance at December 31, 2017............          2         416         396             30            844
Net income (loss).......................                                 38                            38
Other comprehensive income (loss), net
 of income tax..........................                                               (45)           (45)
                                         ---------- ----------- -----------  -------------  -------------
Balance at December 31, 2018............          2         416         434            (15)           837
Capital contribution....................                     75                                        75
Dividends paid to Brighthouse Life
 Insurance Company......................                                (28)                          (28)
Net income (loss).......................                                 28                            28
Other comprehensive income (loss), net
 of income tax..........................                                               137            137
                                         ---------- ----------- -----------  -------------  -------------
Balance at December 31, 2019............ $        2 $       491 $       434  $         122  $       1,049
                                         ========== =========== ===========  =============  =============

              See accompanying notes to the financial statements.

                                      6

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                               2019       2018       2017
                                                                            ---------  ---------  ---------
Cash flows from operating activities
Net income (loss).......................................................... $      28  $      38  $      52
Adjustments to reconcile net income (loss) to net cash provided by (used
 in) operating activities:
 Amortization of premiums and accretion of discounts associated with
   investments, net........................................................         3          2          4
 (Gains) losses on investments, net........................................        (4)         7          1
 (Gains) losses on derivatives, net........................................       (27)        41         57
 Interest credited to policyholder account balances........................        36         38         39
 Universal life and investment-type product policy fees....................       (97)      (102)      (104)
 Change in accrued investment income.......................................        (4)        (2)        (2)
 Change in premiums, reinsurance and other receivables.....................        --        (15)      (291)
 Change in deferred policy acquisition costs...............................       (17)       (29)       (57)
 Change in income tax......................................................        (2)         7        (58)
 Change in other assets....................................................        92         97        105
 Change in future policy benefits and other policy-related balances........        21         41         52
 Change in other liabilities...............................................       (11)       (15)       355
                                                                            ---------  ---------  ---------
Net cash provided by (used in) operating activities........................        18        108        153
                                                                            ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities.................................................       626        408        549
 Mortgage loans............................................................        97          8         42
Purchases of:
 Fixed maturity securities.................................................    (1,067)      (702)      (845)
 Mortgage loans............................................................      (275)       (63)       (31)
Cash received in connection with freestanding derivatives..................       107          6          1
Cash paid in connection with freestanding derivatives......................       (41)       (59)        --
Net change in short-term investments.......................................       (52)        --         --
Net change in other invested assets........................................         6        (11)        --
                                                                            ---------  ---------  ---------
Net cash provided by (used in) investing activities........................      (599)      (413)      (284)
                                                                            ---------  ---------  ---------
Cash flows from financing activities
Policyholder account balances:
 Deposits..................................................................       645        470        254
 Withdrawals...............................................................      (144)      (149)      (127)
Net change in payables for collateral under derivative transactions........        61         18         (4)
Dividends paid.............................................................       (28)        --         --
Capital contribution.......................................................        75         --         75
                                                                            ---------  ---------  ---------
Net cash provided by (used in) financing activities........................       609        339        198
                                                                            ---------  ---------  ---------
Change in cash, cash equivalents and restricted cash.......................        28         34         67
Cash, cash equivalents and restricted cash, beginning of year..............       120         86         19
                                                                            ---------  ---------  ---------
Cash, cash equivalents and restricted cash, end of year.................... $     148  $     120  $      86
                                                                            =========  =========  =========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax................................................................ $       5  $      (2) $     (42)
                                                                            =========  =========  =========

              See accompanying notes to the financial statements.

                                      7

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BHNY" and the "Company" refer to Brighthouse Life Insurance Company of NY, a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF"
together with its subsidiaries and affiliates, "Brighthouse Financial"). The
Company is licensed to transact business in the state of New York.

   BHNY markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain.
Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Reclassifications

    Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Financial Statements.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience, and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, policy renewal, investment returns, and expenses as appropriate to the respective product type.

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                                      8

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals.
   These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits
   ("GMWBs").

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders.
   Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees, and surrender charges.
   These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

    The Company amortizes DAC related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits.

    The Company amortizes DAC on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

                                      9

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Assumptions for DAC are reviewed at least annually, and if they change significantly, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and related party reinsurers.
  Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

                                      10

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company cedes the risk associated with the variable annuities with guaranteed minimum benefits to Brighthouse Life Insurance Company. Certain features of the ceded guarantees are accounted for as an embedded derivative and measured at fair value.

  Index-linked Annuities

     The Company issues index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost

                                      11

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an
   OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss")
   is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "-- Derivatives"
   below.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in

                                      12

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits; index-linked annuities that are directly written; and ceded reinsurance of variable annuity with guaranteed minimum benefits. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 - Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                                      13

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company, an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                                      14

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

-----------------------------------------------------------------------------------------------------------------------
       Standard                      Description                  Effective Date      Impact on Financial Statements
-----------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022       The Company is in the early
Services -Insurance     result in significant changes to the                         stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                                 guidance and therefore is unable
Improvements to the     insurance contracts. These changes                           to estimate the impact to its
Accounting for Long-    (1) require all guarantees that                              financial statements. The most
Duration Contracts      qualify as market risk benefits to be                        significant impact is expected to
                        measured at fair value, (2) require                          be the measurement of liabilities
                        more frequent updating of assumptions                        for variable annuity guarantees.
                        and modify existing discount rate
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
-----------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020       The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified    guidance will not have a material
Losses (Topic 326):     methodology for certain financial      retrospective method  impact on the Company's
Measurement of Credit   instruments with one that reflects     (with early adoption  financial statements.
Losses on Financial     expected credit losses based on        permitted beginning
Instruments             historical loss information, current   January 1, 2019)
                        conditions, and reasonable and
                        supportable forecasts. The new
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
-----------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment consists of insurance products and services, including term, whole and universal life products designed to address policyholders'
needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for

                                      15

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC related to: (i) net investment gains (losses), (ii)
       net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and
       (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                   Operating Results
                                              --------------------------
                                                               Corporate
 Year Ended December 31, 2019                 Annuities  Life   & Other       Total
--------------------------------------------  ---------  ----  ---------  ---------
                                                          (In millions)
 Pre-tax adjusted earnings...................      $(32) $(10)       $--       $(42)
 Provision for income tax expense (benefit)..        (8)   (2)        (2)       (12)
                                              ---------  ----  ---------  ---------
  Adjusted earnings..........................      $(24) $ (8)       $ 2        (30)
                                              =========  ====  =========
 Adjustments for:
 Net investment gains (losses)...............                                     4
 Net derivative gains (losses)...............                                    42
 Other adjustments to net income (loss)......                                    27
 Provision for income tax (expense) benefit..                                   (15)
                                                                          ---------
  Net income (loss)..........................                                  $ 28
                                                                          =========

 Interest revenue............................      $ 83  $ 37        $ 2

                                      16

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

                                                                    Corporate
 Balance at December 31, 2019                 Annuities     Life     & Other      Total
--------------------------------------------  ---------- ---------- ---------  ----------
                                                             (In millions)
 Total assets................................ $    7,888 $    1,933  $    136  $    9,957
 Separate account assets..................... $    4,676 $       --  $     --  $    4,676
 Separate account liabilities................ $    4,676 $       --  $     --  $    4,676

                                                     Operating Results
                                              -------------------------------
                                                                    Corporate
 Year Ended December 31, 2018                 Annuities     Life     & Other      Total
--------------------------------------------  ---------- ---------- ---------  ----------
                                                             (In millions)
 Pre-tax adjusted earnings................... $       27 $       25  $     (2) $       50
 Provision for income tax expense (benefit)..          4          5        (2)          7
                                              ---------- ---------- ---------  ----------
  Adjusted earnings.......................... $       23 $       20  $     --          43
                                              ========== ========== =========
 Adjustments for:
 Net investment gains (losses)...............                                          (7)
 Net derivative gains (losses)...............                                         (18)
 Other adjustments to net income (loss)......                                          18
 Provision for income tax (expense) benefit..                                           2
                                                                               ----------
  Net income (loss)..........................                                  $       38
                                                                               ==========

 Interest revenue............................ $       64 $       35  $      1

                                                                    Corporate
 Balance at December 31, 2018                 Annuities     Life     & Other      Total
--------------------------------------------  ---------- ---------- ---------  ----------
                                                             (In millions)
 Total assets................................ $    7,034 $    1,084  $     12  $    8,130
 Separate account assets..................... $    4,268 $       --  $     --  $    4,268
 Separate account liabilities................ $    4,268 $       --  $     --  $    4,268

                                                     Operating Results
                                              -------------------------------
                                                                    Corporate
 Year Ended December 31, 2017                 Annuities     Life     & Other        Total
--------------------------------------------  ---------- ---------- ---------  ----------
                                                             (In millions)
 Pre-tax adjusted earnings................... $       65 $        2  $      7  $       74
 Provision for income tax expense (benefit)..         16          1       (75)        (58)
                                              ---------- ---------- ---------  ----------
  Adjusted earnings.......................... $       49 $        1  $     82         132
                                              ========== ========== =========
 Adjustments for:
 Net investment gains (losses)...............                                          (1)
 Net derivative gains (losses)...............                                        (157)
 Other adjustments to net income (loss)......                                          35
 Provision for income tax (expense) benefit..                                          43
                                                                               ----------
  Net income (loss)..........................                                  $       52
                                                                               ==========

 Interest revenue............................ $       57 $       19  $     10

                                      17

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                  Years Ended December 31,
                                               ------------------------------
                                                 2019       2018       2017
                                               --------- ---------  ---------
                                                        (In millions)
  Annuities................................... $      90 $     103  $     108
  Life........................................        51        60         36
  Corporate & Other...........................         3         4         12
  Adjustments.................................        59       (12)      (144)
                                               --------- ---------  ---------
   Total...................................... $     203 $     155  $      12
                                               ========= =========  =========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                              Years Ended December 31,
                                                             --------------------------
                                                               2019     2018     2017
                                                             -------- -------- --------
                                                                   (In millions)
 Annuity products........................................... $     19 $     53 $     64
 Life insurance products....................................       16       27       20
                                                             -------- -------- --------
  Total..................................................... $     35 $     80 $     84
                                                             ======== ======== ========

   All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                  December 31,
                                                             -----------------------
                                                                2019        2018
                                                             ----------- -----------
                                                                  (In millions)
 Annuities.................................................. $     2,714 $     2,051
 Life.......................................................         367         360
 Corporate & Other..........................................          10           9
                                                             ----------- -----------
  Total..................................................... $     3,091 $     2,420
                                                             =========== ===========

   See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 5%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

                                      18

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts was as follows:

                                                   Variable Annuity Contracts
                                                   --------------------------
                                                      GMDBs        GMIBs       Total
                                                   ----------    ----------   --------
                                                            (In millions)
Direct
Balance at January 1, 2017........................ $       10    $      149   $    159
Incurred guaranteed benefits......................          2            23         25
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2017......................         12           172        184
Incurred guaranteed benefits......................          1            26         27
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2018......................         13           198        211
Incurred guaranteed benefits......................          1             4          5
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2019...................... $       14    $      202   $    216
                                                   ==========    ==========   ========
Ceded
Balance at January 1, 2017........................ $       10    $       52   $     62
Incurred guaranteed benefits......................          3             9         12
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2017......................         13            61         74
Incurred guaranteed benefits......................         (1)           11         10
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2018......................         12            72         84
Incurred guaranteed benefits......................         --             2          2
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2019...................... $       12    $       74   $     86
                                                   ==========    ==========   ========
Net
Balance at January 1, 2017........................ $       --    $       97   $     97
Incurred guaranteed benefits......................         (1)           14         13
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2017......................         (1)          111        110
Incurred guaranteed benefits......................          2            15         17
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2018......................          1           126        127
Incurred guaranteed benefits......................          1             2          3
Paid guaranteed benefits..........................         --            --         --
                                                   ----------    ----------   --------
Balance at December 31, 2019...................... $        2    $      128   $    130
                                                   ==========    ==========   ========

                                      19

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the Company's guarantee exposure was as follows at:

                                                                         December 31,
                                           ---------------------------------------------------------------------
                                                           2019                                 2018
                                           --------------------------------     --------------------------------
                                               In the               At              In the               At
                                           Event of Death      Annuitization    Event of Death      Annuitization
                                           --------------     -------------     --------------     -------------
                                                                     (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     4,683       $     3,742        $     4,274       $     3,484
Separate account value....................    $     4,675       $     3,741        $     4,267       $     3,483
Net amount at risk........................    $         4 (4)   $       310 (5)    $       193 (4)   $       275 (5)
Average attained age of contract holders..       68 years          68 years           67 years          67 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

    Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2019       2018
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $    3,001 $    2,769
                     Equity..........      1,180      1,014
                     Bond............        495        486
                                      ---------- ----------
                       Total......... $    4,676 $    4,269
                                      ========== ==========

                                      20

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC was as follows:

                                                                     Years Ended December 31,
                                                                   ----------------------------
                                                                     2019      2018      2017
                                                                   --------  --------  --------
                                                                           (In millions)
DAC:
Balance at January 1,............................................. $    186  $    131  $     85
Capitalizations...................................................       39        30        17
Amortization related to net investment gains (losses) and net
 derivative gains (losses)........................................       17        25        50
All other amortization............................................      (39)      (26)      (10)
                                                                   --------  --------  --------
 Total amortization...............................................      (22)       (1)       40
                                                                   --------  --------  --------
Unrealized investment gains (losses)..............................      (28)       26       (11)
                                                                   --------  --------  --------
Balance at December 31,........................................... $    175  $    186  $    131
                                                                   ========  ========  ========

   Information regarding total DAC by segment, was as follows at:

                                                      December 31,
                                                    -----------------
                                                      2019     2018
                                                    -------- --------
                                                      (In millions)
           Annuities............................... $    156 $    164
           Life....................................       19       22
                                                    -------- --------
            Total.................................. $    175 $    186
                                                    ======== ========

   Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                           -------------------------------
                                              2019       2018       2017
                                           ---------  ---------  ---------
                                                    (In millions)
    DSI:
    Balance at January 1,................. $      29  $      27  $      30
    Amortization..........................        (2)        (2)        --
    Unrealized investment gains (losses)..        (2)         4         (3)
                                           ---------  ---------  ---------
    Balance at December 31,............... $      25  $      29  $      27
                                           =========  =========  =========
    VODA:
    Balance at January 1,................. $       8  $       9  $      10
    Amortization..........................        (1)        (1)        (1)
                                           ---------  ---------  ---------
    Balance at December 31,............... $       7  $       8  $       9
                                           =========  =========  =========
    Accumulated amortization.............. $      13  $      12  $      11
                                           =========  =========  =========

   The VODA estimated future amortization expense to be reported in other expenses is $1 million in each of 2020, 2021, 2022, 2023 and 2024.

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities

                                      21

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Annuities

   For annuities, the Company currently reinsures to its parent Brighthouse
Life Insurance Company and formerly reinsured to MLIC, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

Life

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit and funds withheld accounts. The Company had
$23 million and $26 million of unsecured reinsurance recoverable balances with third-parties at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $454 million of net ceded reinsurance recoverables with third-parties. Of this total, $451 million, or 99%, were with the Company's five largest ceded reinsurers, including $20 million of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $27 million of net ceded reinsurance recoverables with third-parties. Of this total, $24 million, or 89%, were with the Company's five largest ceded reinsurers, all of which were unsecured.

                                      22

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                  2019      2018      2017
                                                                --------  --------  --------
                                                                        (In millions)
Premiums
Direct premiums................................................ $     86  $     91  $     93
Reinsurance ceded..............................................      (63)      (54)      (67)
                                                                --------  --------  --------
 Net premiums.................................................. $     23  $     37  $     26
                                                                ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.. $    101  $    106  $    108
Reinsurance ceded..............................................       (4)       (4)       (4)
                                                                --------  --------  --------
 Net universal life and investment-type product policy fees.... $     97  $    102  $    104
                                                                ========  ========  ========
Other revenues
Direct other revenues.......................................... $     13  $     13  $     13
Reinsurance ceded..............................................      (98)      (72)      (59)
                                                                --------  --------  --------
 Net other revenues............................................ $    (85) $    (59) $    (46)
                                                                ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims........................ $     92  $     98  $    106
Reinsurance ceded..............................................      (59)      (91)     (110)
                                                                --------  --------  --------
 Net policyholder benefits and claims.......................... $     33  $      7  $     (4)
                                                                ========  ========  ========
Other expenses
Direct other expenses.......................................... $     87  $     74  $     69
Reinsurance ceded..............................................       (6)       (8)       (3)
                                                                --------  --------  --------
 Net other expenses............................................ $     81  $     66  $     66
                                                                ========  ========  ========

   The amounts on the balance sheets include the impact of reinsurance.
Information regarding the significant effects of reinsurance was as follows at:

                                                                           December 31,
                                                   ------------------------------------------------------------
                                                                2019                           2018
                                                   ------------------------------- ----------------------------
                                                                          Total                         Total
                                                                         Balance                       Balance
                                                    Direct     Ceded      Sheet     Direct    Ceded     Sheet
                                                   -------- ----------- ---------- -------- --------- ---------
                                                                          (In millions)
Assets
Premiums, reinsurance and other receivables....... $     18 $     1,030 $    1,048 $     17 $     563 $     580
Liabilities
Other liabilities................................. $     86 $       826 $      912 $     40 $     431 $     471

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$444 million and $18 million at December 31, 2019 and 2018, respectively. There were no deposit liabilities on reinsurance at both December 31, 2019 and 2018.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its parent, Brighthouse Life
Insurance Company, and certain MetLife, Inc. subsidiaries, including
Metropolitan Life Insurance Company ("MLIC") and MetLife Reinsurance Company of
Vermont, all of which were related parties until the completion of the MetLife
Divestiture.

                                      23

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   Information regarding the significant effects of related party reinsurance included on the statements of operations was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                           2019        2018        2017
                                                        ----------  ----------  ----------
                                                                   (In millions)
Premiums
Reinsurance ceded...................................... $      (45) $      (37) $      (52)
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $       (3) $       (4) $       (4)
Other revenues
Reinsurance ceded...................................... $      (98) $      (72) $      (59)
Policyholder benefits and claims
Reinsurance ceded...................................... $      (51) $      (89) $     (100)
Other expenses
Reinsurance ceded...................................... $       (7) $       (8) $       (3)

   Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

                                                                December 31,
                                                              -----------------
                                                                2019     2018
                                                              -------- --------
                                                                (In millions)
 Assets
 Premiums, reinsurance and other receivables................. $    567 $    534
 Liabilities
 Other liabilities........................................... $    387 $    430

   The Company cedes risks to Brighthouse Life Insurance Company related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $338 million and $298 million at
December 31, 2019 and 2018, respectively. Net derivative gains (losses)
associated with the embedded derivatives were $38 million, ($12) million and
($74) million for the years ended December 31, 2019, 2018 and 2017, respectively.

   The Company previously ceded 100% of certain variable annuities including guaranteed minimum benefit on a modified coinsurance basis to MLIC. In January
2017, the Company executed a novation and reassigned this reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer. These transactions were treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of
$130 million. The Company recognized a loss of $84 million, net of income tax, as a result of these transactions. Certain contractual features of this agreement qualify as embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains
(losses) associated with the embedded derivatives were ($125) million for the year ended December 31, 2017.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $26 million and a decrease in premiums, reinsurance and other receivables of $22 million. The
Company recognized a gain of $2 million, net of income tax, as a result of this reinsurance termination. Concurrent with the recapture from MLIC, the Company executed a reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer to cede on a yearly renewable term basis risks related to multiple life products. The transaction resulted in an increase in premiums, reinsurance and other receivables of $25 million, an increase in other liabilities of
$23 million, a decrease in premiums of $23 million and a reduction in policyholder benefits and claims of $25 million. The Company recognized a gain of $1 million, net of income tax, as a result of this transaction.

                                      24

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts. The Company had no unsecured related party reinsurance recoverable balances at both December 31,
2019 and 2018.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $4 million at both December 31, 2019 and 2018. There were no deposit liabilities on related party reinsurance at both December 31, 2019 and
2018.

6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

     The following table presents the fixed maturity securities AFS by sector at:

                                            December 31, 2019                          December 31, 2018
                               ------------------------------------------- ------------------------------------------
                                            Gross Unrealized                            Gross Unrealized
                                         ----------------------- Estimated           ---------------------- Estimated
                               Amortized        Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                 Cost    Gains   Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                               --------- ------ --------- ------ --------- --------- ----- --------- ------ ---------
                                                                   (In millions)
Fixed maturity securities: (1)
U.S. corporate................  $  1,361 $   87       $ 2  $  --  $  1,446  $    891 $   5       $23  $  --  $    873
Foreign corporate.............       396     23         3     --       416       368     1        17     --       352
CMBS..........................       319     16         1     --       334       326     1         4     --       323
U.S. government and agency....       290     27        --     --       317       511    10        14     --       507
RMBS..........................       277     12         1     --       288       201     5         3     --       203
ABS...........................       142      1         1     --       142        80    --         1     --        79
State and political
 subdivision..................        92     10        --     --       102        66     5         1     --        70
Foreign government............        20      2        --     --        22        27     1         1     --        27
                               --------- ------ --------- ------ --------- --------- ----- --------- ------ ---------
 Total fixed maturity
   securities.................  $  2,897 $  178       $ 8  $  --  $  3,067  $  2,470 $  28       $64  $  --  $  2,434
                               ========= ====== ========= ====== ========= ========= ===== ========= ====== =========

     The Company held no non-income producing fixed maturity securities at either December 31, 2019 or 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                               Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                               Year or Less  Five Years       Years          Years     Securities Securities
                               ------------ ------------- -------------- ------------- ---------- -----------
                                                               (In millions)
Amortized cost................    $      38     $     475      $     868     $     778  $     738 $     2,897
Estimated fair value..........    $      39     $     490      $     918     $     856  $     764 $     3,067

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                                      25

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2019                            December 31, 2018
                               -------------------------------------------- -------------------------------------------
                                                      Equal to or Greater                          Equal to or Greater
                                Less than 12 Months      than 12 Months      Less than 12 Months     than 12 Months
                               --------------------- ---------------------- --------------------- ---------------------
                               Estimated    Gross     Estimated    Gross    Estimated    Gross     Estimated   Gross
                                 Fair     Unrealized    Fair     Unrealized   Fair     Unrealized    Fair    Unrealized
                                 Value     Losses      Value      Losses      Value     Losses      Value      Losses
                               --------- ----------- ---------- ----------- --------- ----------- ---------- ----------
                                                                (Dollars in millions)
Fixed maturity securities
U.S. corporate................ $      94         $ 2  $      17         $-- $     484         $15  $     131   $      8
Foreign corporate.............        28           1         26           2       195          10         73          7
CMBS..........................        38           1          3          --       119           2         45          2
U.S. government and agency....        --          --         --          --       102           2        296         12
RMBS..........................         8          --          6           1        58           2         29          1
ABS...........................        57          --         22           1        51           1         12         --
State and political
 subdivision..................        19          --         --          --        18           1         14         --
Foreign government............         2          --         --          --         7           1          7         --
                               --------- ----------- ---------- ----------- --------- ----------- ---------- ----------
 Total fixed maturity
   securities................. $     246         $ 4  $      74         $ 4 $   1,034         $34  $     607   $     30
                               ========= =========== ========== =========== ========= =========== ========== ==========
Total number of securities in
 an unrealized loss position..        69                     36                   364                    146
                               =========             ==========             =========             ==========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
  Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
   Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
   or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value.
   If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                                      26

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
   Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

      Gross unrealized losses on fixed maturity securities decreased
   $56 million during the year ended December 31, 2019 to $8 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

      At December 31, 2019, $1 million of the total $8 million of gross unrealized losses were from one fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                   December 31,
                                    -----------------------------------------
                                            2019                 2018
                                    -------------------  --------------------
                                     Carrying    % of     Carrying    % of
                                      Value      Total     Value      Total
                                    ---------  --------  ---------  ---------
                                              (Dollars in millions)
 Mortgage loans:
   Commercial...................... $     457      73.1% $     311       69.3%
   Agricultural....................       171      27.3        139       31.1
                                    ---------  --------  ---------  ---------
     Subtotal......................       628     100.4        450      100.4
   Valuation allowances (1)........        (3)     (0.4)        (2)      (0.4)
                                    ---------  --------  ---------  ---------
      Total mortgage loans, net.... $     625     100.0% $     448      100.0%
                                    =========  ========  =========  =========
--------

(1)  The valuation allowances were primarily from collective evaluation
     (non-specific loan related).

     Information on commercial and agricultural mortgage loans is presented in the tables below.

     Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                                      27

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

       The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                           ------------------------------------------------
                            Debt-Service Coverage Ratios
                           ------------------------------            % of
                            1.20x  1.00x - 1.20x < 1.00x  Total     Total
                           -------- ------------- ------- -------- --------
                                         (Dollars in millions)
    December 31, 2019
    Loan-to-value ratios:
    Less than 65%......... $    397        $    6 $    -- $    403     88.2%
    65% to 75%............       46             3      --       49     10.7
    76% to 80%............        5            --      --        5      1.1
                           -------- ------------- ------- -------- --------
      Total............... $    448        $    9 $    -- $    457    100.0%
                           ======== ============= ======= ======== ========
    December 31, 2018
    Loan-to-value ratios:
    Less than 65%......... $    274        $    5 $    14 $    293     94.2%
    65% to 75%............       14            --      --       14      4.5
    76% to 80%............        4            --      --        4      1.3
                           -------- ------------- ------- -------- --------
      Total............... $    292        $    5 $    14 $    311    100.0%
                           ======== ============= ======= ======== ========

  Credit Quality of Agricultural Mortgage Loans

       The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               ----------------------------------------
                                       2019                 2018
                               -------------------  -------------------
                                Recorded    % of     Recorded    % of
                               Investment   Total   Investment   Total
                               ---------- --------  ---------- --------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........   $    160     93.5%   $    134     96.4%
        65% to 75%............         11      6.5           5      3.6
                               ---------- --------  ---------- --------
          Total...............   $    171    100.0%   $    139    100.0%
                               ========== ========  ========== ========

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high-quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no commercial or agricultural mortgage loans past due or in nonaccrual status at either
  December 31, 2019 or 2018. During the years ended December 31, 2019 and 2018, the Company had no mortgage loans modified in a troubled debt restructuring.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income ("AOCI").

                                      28

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                          Years Ended December 31,
                                                        ---------------------------
                                                          2019      2018      2017
                                                        --------  --------  -------
                                                               (In millions)
Fixed maturity securities.............................. $    170  $    (36) $    56
Derivatives............................................        6         6        1
                                                        --------  --------  -------
 Subtotal..............................................      176       (30)      57
                                                        --------  --------  -------
Amounts allocated from:
Future policy benefits.................................       (3)       --       --
DAC and DSI............................................      (19)       11      (19)
Deferred income tax benefit (expense)..................      (32)        4       (8)
                                                        --------  --------  -------
 Net unrealized investment gains (losses).............. $    122  $    (15) $    30
                                                        ========  ========  =======

   The changes in net unrealized investment gains (losses) were as follows:

                                                          Years Ended December 31,
                                                        ---------------------------
                                                          2019      2018      2017
                                                        --------  --------  -------
                                                               (In millions)
Balance at January 1,.................................. $    (15) $     30  $     5
Unrealized investment gains (losses) during the year...      206       (87)      45
Unrealized investment gains (losses) relating to:
Future policy benefits.................................       (3)       --       --
DAC and DSI............................................      (30)       30      (14)
Deferred income tax benefit (expense)..................      (36)       12       (6)
                                                        --------  --------  -------
Balance at December 31,................................ $    122  $    (15) $    30
                                                        ========  ========  =======
Change in net unrealized investment gains (losses)..... $    137  $    (45) $    25
                                                        ========  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value at:

                                                              December 31,
                                                            ----------------
                                                              2019    2018
                                                            -------- -------
                                                             (In millions)
    Invested assets on deposit (regulatory deposits)....... $      2 $     2
    Invested assets pledged as collateral (1)..............       19      --
                                                            -------- -------
    Total invested assets on deposit and pledged as
     collateral (2)........................................ $     21 $     2
                                                            ======== =======
--------

(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

(2) The Company held no restricted cash at either December 31, 2019 or 2018.

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

                                      29

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                        December 31,
                                                             -----------------------------------
                                                                   2019              2018
                                                             ----------------- -----------------
                                                                      Maximum           Maximum
                                                             Carrying Exposure Carrying Exposure
                                                              Amount  to Loss   Amount  to Loss
                                                             -------- -------- -------- --------
                                                                        (In millions)
Fixed maturity securities................................... $    394 $    376 $    410 $    410

Net Investment Income

   The components of net investment income were as follows:

                                                             Years Ended December 31,
                                                             ------------------------
                                                               2019    2018    2017
                                                             -------- ------- -------
                                                                  (In millions)
Investment income:
Fixed maturity securities................................... $    101 $    86 $    72
Mortgage loans..............................................       21      17      16
Cash, cash equivalents and short-term investments...........        3       1      --
Other.......................................................        1       1       1
                                                             -------- ------- -------
 Subtotal...................................................      126     105      89
Less: Investment expenses...................................        4       5       3
                                                             -------- ------- -------
 Net investment income...................................... $    122 $   100 $    86
                                                             ======== ======= =======

   See "-- Related Party Investment Transactions" for discussion of related party investment expenses.

                                      30

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         ----------------------------
                                                                             2019      2018      2017
                                                                         --------  --------  --------
                                                                                 (In millions)
Fixed maturity securities...............................................      $ 5       $(5)      $(2)
Mortgage loans..........................................................       (1)       --        --
Other...................................................................       --        (2)        1
                                                                         --------  --------  --------
 Total net investment gains (losses)....................................      $ 4       $(7)      $(1)
                                                                         ========  ========  ========

  Sales or Disposals of Fixed Maturity Securities

      Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Proceeds....................................................     $460      $274      $463
                                                             ========  ========  ========
Gross investment gains......................................     $  8      $  1      $  2
Gross investment losses.....................................       (3)       (6)       (4)
                                                             --------  --------  --------
 Net investment gains (losses)..............................     $  5      $ (5)     $ (2)
                                                             ========  ========  ========

Related Party Investment Transactions

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $2 million and $3 million for the years ended December 31,
2018 and 2017, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates and/or financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market.
The Company's OTC derivatives are settled bilateral contracts between two counterparties ("OTC-bilateral").

   Interest Rate Derivatives

      Interest rate caps: The Company uses interest rate caps to protect against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

   Foreign Currency Exchange Rate Derivatives

      Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

                                      31

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)

   Equity Derivatives

      Equity index options: The Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets.
   Equity index options are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

    The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                         December 31,
                                                              ------------------------------------------------------------------
                                                                            2019                              2018
                                                              --------------------------------  --------------------------------
                                                                          Estimated Fair Value              Estimated Fair Value
                                                                Gross    ---------------------    Gross    ---------------------
                                                                Notional                         Notional
                             Primary Underlying Risk Exposure   Amount     Assets  Liabilities     Amount    Assets  Liabilities
                             -------------------------------- ---------- -------- ------------  ---------- -------- ------------
                                                                                         (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency swaps       Foreign currency exchange rate.. $       98 $      6     $     --  $       83 $      6       $   --
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate caps           Interest rate...................        800        2           --         800        9           --
Foreign currency swaps       Foreign currency exchange rate..         18        4           --          28        4           --
Equity index options         Equity market...................      4,699       96           39       2,154       10           --
                                                              ---------- -------- ------------  ---------- -------- ------------
 Total non-designated or non-qualifying derivatives.........       5,517      102           39       2,982       23           --
                                                              ---------- -------- ------------  ---------- -------- ------------
Embedded derivatives:
Ceded guaranteed
 minimum income
 benefits                    Other...........................        N/A      338           --         N/A      298           --
Direct guaranteed minimum
 benefits                    Other...........................        N/A       --          (28)        N/A       --          (19)
Direct index-linked
 annuities                   Other...........................        N/A       --          180         N/A       --            6
                                                              ---------- -------- ------------  ---------- -------- ------------
  Total embedded
   derivatives............   Other...........................        N/A      338          152         N/A      298          (13)
                                                              ---------- -------- ------------  ---------- -------- ------------
 Total......................................................  $    5,615 $    446     $    191  $    3,065 $    327       $  (13)
                                                              ========== ======== ============  ========== ======== ============

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                                    Year Ended December 31, 2019
                                                                      --------------------------------------------------------
                                                                      Net Derivative  Net Derivative              Amount of
                                                                      Gains (Losses)  Gains (Losses)    Net     Gains (Losses)
                                                                      Recognized for  Recognized for Investment  deferred in
                                                                       Derivatives     Hedged Items    Income        AOCI
                                                                      --------------  -------------- ---------- --------------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate derivatives...........................     $       --             $--        $ 1            $--
                                                                      --------------  -------------- ---------- --------------
  Total cash flow hedges.............................................             --              --          1             --
                                                                      --------------  -------------- ---------- --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate derivatives............................................             (8)             --         --             --
Foreign currency exchange rate derivatives...........................              1              --         --             --
Equity derivatives...................................................            113              --         --             --
Embedded derivatives.................................................            (64)             --         --             --
                                                                      --------------  -------------- ---------- --------------
  Total non-qualifying hedges........................................             42              --         --             --
                                                                      --------------  -------------- ---------- --------------
  Total..............................................................     $       42             $--        $ 1            $--
                                                                      ==============  ============== ========== ==============

                                      32

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)

                                                                                    Year Ended December 31, 2018
                                                                      --------------------------------------------------------
                                                                      Net Derivative  Net Derivative              Amount of
                                                                      Gains (Losses)  Gains (Losses)    Net     Gains (Losses)
                                                                      Recognized for  Recognized for Investment  deferred in
                                                                       Derivatives     Hedged Items    Income        AOCI
                                                                      --------------  -------------- ---------- --------------
                                                                                            (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate derivatives...........................      $      --             $--     $    1            $ 5
                                                                      --------------  -------------- ---------- --------------
  Total cash flow hedges.............................................             --              --          1              5
                                                                      --------------  -------------- ---------- --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate derivatives............................................             (2)             --         --             --
Foreign currency exchange rate derivatives...........................              1              --         --             --
Equity derivatives...................................................            (31)             --         --             --
Embedded derivatives.................................................             13              --         --             --
                                                                      --------------  -------------- ---------- --------------
  Total non-qualifying hedges........................................            (19)             --         --             --
                                                                      --------------  -------------- ---------- --------------
  Total..............................................................      $     (19)            $--     $    1            $ 5
                                                                      ==============  ============== ========== ==============

                                                                                    Year Ended December 31, 2017
                                                                      --------------------------------------------------------

                                                                      Net Derivative  Net Derivative              Amount of
                                                                      Gains (Losses)  Gains (Losses)    Net     Gains (Losses)
                                                                      Recognized for  Recognized for Investment  deferred in
                                                                       Derivatives     Hedged Items    Income        AOCI
                                                                      --------------  -------------- ---------- --------------
                                                                                            (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Foreign currency exchange rate derivatives...........................      $      --             $--     $    1            $(4)
                                                                      --------------  -------------- ---------- --------------
  Total cash flow hedges.............................................             --              --          1             (4)
                                                                      --------------  -------------- ---------- --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate derivatives............................................             --              --         --             --
Foreign currency exchange rate derivatives...........................             (2)             --         --             --
Equity derivatives...................................................             --              --         --             --
Embedded derivatives.................................................           (156)             --         --             --
                                                                      --------------  -------------- ---------- --------------
  Total non-qualifying hedges........................................           (158)             --         --             --
                                                                      --------------  -------------- ---------- --------------
  Total..............................................................      $    (158)            $--     $    1            $(4)
                                                                      ==============  ============== ========== ==============

   At both December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $6 million.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

                                      33

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                            Gross Amounts Not Offset on the
                                                   Balance Sheets
                                            ----------------------------
                                                                                       Securities
                                                              Collateral               Collateral      Net Amount
                               Gross Amount    Financial       Received/                Received/   After Securities
                                Recognized  Instruments (1)   Pledged (2)   Net Amount Pledged (3)     Collateral
                               ------------ ---------------   -----------   ---------- -----------  ----------------
                                                                  (In millions)
December 31, 2019
Derivative assets.............         $108            $(21)         $(82)         $ 5        $ (4)              $ 1
Derivative liabilities........         $ 39            $(21)         $ --          $18        $(18)              $--
December 31, 2018
Derivative assets.............         $ 29            $ --          $(24)         $ 5        $ (2)              $ 3
Derivative liabilities........         $ --            $ --          $ --          $--        $ --               $--
--------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit-contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                December 31,
                                                              -----------------
                                                                  2019     2018
                                                              -------- --------
                                                                (In millions)
Estimated fair value of derivatives in a net liability
 position (1)................................................  $    18  $    --
Estimated Fair Value of Collateral Provided (2):
 Fixed maturity securities...................................  $    19  $    --
--------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit-contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

                                      34

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $ --      $1,419        $ 27            $1,446
Foreign corporate...........................................          --         408           8               416
CMBS........................................................          --         334          --               334
U.S. government and agency..................................         184         133          --               317
RMBS........................................................          --         288          --               288
ABS.........................................................          --         133           9               142
State and political subdivision.............................          --         102          --               102
Foreign government..........................................          --          22          --                22
                                                             ----------- ----------- ----------- -----------------
   Total fixed maturity securities..........................         184       2,839          44             3,067
                                                             ----------- ----------- ----------- -----------------
Short-term investments......................................          35          17          --                52
Derivative assets: (1)
Interest rate...............................................          --           2          --                 2
Foreign currency exchange rate..............................          --          10          --                10
Equity market...............................................          --          96          --                96
                                                             ----------- ----------- ----------- -----------------
   Total derivative assets..................................          --         108          --               108
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         338               338
Separate account assets.....................................          --       4,676          --             4,676
                                                             ----------- ----------- ----------- -----------------
   Total assets.............................................        $219      $7,640        $382            $8,241
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Equity market...............................................        $ --      $   39        $ --            $   39
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --         152               152
                                                             ----------- ----------- ----------- -----------------
   Total liabilities........................................        $ --      $   39        $152            $  191
                                                             =========== =========== =========== =================

                                      35

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

                                                                                December 31, 2018
                                                             ------------------------------------------------------
                                                                     Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                    Total Estimated
                                                                 Level 1     Level 2     Level 3     Fair Value
                                                             ----------- ----------- -----------  -----------------
                                                                                  (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $ --      $  869        $  4             $  873
Foreign corporate...........................................          --         343           9                352
CMBS........................................................          --         318           5                323
U.S. government and agency..................................         389         118          --                507
RMBS........................................................          --         203          --                203
ABS.........................................................          --          79          --                 79
State and political subdivision.............................          --          70          --                 70
Foreign government..........................................          --          27          --                 27
                                                             ----------- ----------- -----------  -----------------
 Total fixed maturity securities............................         389       2,027          18              2,434
                                                             ----------- ----------- -----------  -----------------
Derivative assets: (1)
Interest rate...............................................          --           9          --                  9
Foreign currency exchange rate..............................          --           9          --                  9
Equity market...............................................          --          11          --                 11
                                                             ----------- ----------- -----------  -----------------
 Total derivative assets....................................          --          29          --                 29
                                                             ----------- ----------- -----------  -----------------
Embedded derivatives within asset host contracts (2)........          --          --         298                298
Separate account assets.....................................          --       4,268          --              4,268
                                                             ----------- ----------- -----------  -----------------
 Total assets...............................................        $389      $6,324        $316             $7,029
                                                             =========== =========== ===========  =================
Liabilities
Embedded derivatives within liability host contracts (2)....        $ --      $   --        $(13)            $  (13)
                                                             ----------- ----------- -----------  -----------------
 Total liabilities..........................................        $ --      $   --        $(13)            $  (13)
                                                             =========== =========== ===========  =================
--------

(1) Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also

                                      36

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

   referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Short-term Investments

      The fair value for actively traded short-term investments are determined using quoted market prices and are classified as Level 1 assets. For Level 2 assets, fair values are determined using a market approach and are valued using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

                                      37

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

      The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain
   OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The
   Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the
   Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly-traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims-paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

                                      38

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                      December 31, 2019   December 31, 2018      Impact of
                                                                      ------------------  ------------------  Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs        Range               Range            Fair Value
                               ----------------- -------------------  ------------------  ------------------  -----------------
Embedded derivatives
Direct, assumed and ceded      .  Option pricing Mortality rates:     0.02%   -   11.31%  0.02%   -   11.31%      Decrease (1)
 guaranteed minimum benefits..        techniques
                                                 Lapse rates:         0.25%   -   16.00%  0.25%   -   16.00%      Decrease (2)
                                                 Utilization
                                                     rates            0.00%   -   25.00%  0.00%   -   25.00%      Increase (3)

                                                 Withdrawal rates     0.25%   -   10.00%  0.25%   -   10.00%          (4)
                                                 Long-term equity
                                                     volatilities     16.24%  -   21.65%  16.50%  -   22.00%      Increase (5)
                                                 Nonperformance
                                                     risk spread      0.54%   -   1.99%   1.91%   -   2.66%       Decrease (6)
--------
(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

                                      39

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                    Fair Value Measurements Using Significant Unobservable Inputs
                                                                          (Level 3)
                                                   --------------------------------------------------------------
                                                         Fixed Maturity Securities
                                                   ------------------------------------------
                                                                            Structured          Net Embedded
                                                    Corporate (1)           Securities         Derivatives (3)
                                                   ---------------     --------------------    ---------------
                                                                        (In millions)
Balance, January 1, 2018.......................... $            96     $                 20     $          348
Total realized/unrealized gains (losses) included
 in net income (loss) (4) (5).....................              --                       --                 13
Total realized/unrealized gains (losses) included
 in AOCI..........................................              (1)                      --                 --
Purchases (6).....................................              --                       --                 --
Sales (6).........................................              (5)                      --                 --
Issuances (6).....................................              --                       --                 --
Settlements (6)...................................              --                       --                (50)
Transfers into Level 3 (7)........................               1                       --                 --
Transfers out of Level 3 (7)......................             (78)                     (15)                --
                                                   ---------------     --------------------    ---------------
Balance, December 31, 2018........................              13                        5                311
Total realized/unrealized gains (losses) included
 in net income (loss) (4) (5).....................              --                       --                (64)
Total realized/unrealized gains (losses) included
 in AOCI..........................................               1                       --                 --
Purchases (6).....................................              30                        9                 --
Sales (6).........................................              --                       --                 --
Issuances (6).....................................              --                       --                 --
Settlements (6)...................................              --                       --                (61)
Transfers into Level 3 (7)........................              --                       --                 --
Transfers out of Level 3 (7)......................              (9)                      (5)                --
                                                   ---------------     --------------------    ---------------
Balance, December 31, 2019........................ $            35     $                  9     $          186
                                                   ===============     ====================    ===============
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2017: (8)........................ $            --     $                 --     $         (141)
                                                   ===============     ====================    ===============
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2018: (8)........................ $            --     $                 --     $          (20)
                                                   ===============     ====================    ===============
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2019: (8)........................ $            --     $                 --     $         (122)
                                                   ===============     ====================    ===============
Gains (Losses) Data for the year ended
 December 31, 2017:
Total realized/unrealized gains (losses) included
 in net income (loss) (4) (5)..................... $            --     $                 --     $         (156)
Total realized/unrealized gains (losses) included
 in AOCI.......................................... $            (2)    $                 --     $           --
--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                                      40

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

(4) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivative gains
    (losses).

(5) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(6) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(7) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                           December 31, 2019
                                                   ------------------------------------------------------------------
                                                                           Fair Value Hierarchy
                                                                     ---------------------------------
                                                                                                           Total
                                                       Carrying                                          Estimated
                                                         Value           Level 1   Level 2     Level 3   Fair Value
                                                   ----------------- ----------- --------- ----------- --------------
                                                                             (In millions)
Assets
Mortgage loans....................................            $  625         $--       $--        $647           $647
Premiums, reinsurance and other receivables.......            $  444         $--       $--        $444           $444
Liabilities
Policyholder account balances.....................            $  963         $--       $--        $955           $955
Other liabilities.................................            $  432         $--       $ 1        $431           $432

                                                                           December 31, 2018
                                                   ------------------------------------------------------------------
                                                                           Fair Value Hierarchy
                                                                     ---------------------------------
                                                                                                           Total
                                                       Carrying                                          Estimated
                                                         Value         Level 1    Level 2    Level 3     Fair Value
                                                   ----------------- ----------- --------- ----------- --------------
                                                                             (In millions)
Assets
Mortgage loans....................................            $  448         $--       $--        $448           $448
Premiums, reinsurance and other receivables.......            $   20         $--       $ 2        $ 16           $ 18
Liabilities
Policyholder account balances.....................            $1,056         $--       $--        $950           $950
Other liabilities.................................            $   10         $--       $10        $ --           $ 10

                                      41

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity

Capital Contributions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions of $75 million, $0 and $75 million, respectively, from Brighthouse Life Insurance Company.

Statutory Equity and Income

   The state of domicile of the Company imposes RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC").
Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 400% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State
Department of Financial Services ("NYDFS"). The NAIC has adopted the
Codification of Statutory Accounting Principles ("Statutory Codification").
Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the
Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements with different presentation and valuing investments and deferred tax assets on a different basis.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular Letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2019 and 2018 by an amount of
$40 million and $47 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                 Years Ended December 31,
                                                                ---------------------------
                  Company                     State of Domicile     2019      2018     2017
--------------------------------------------  ----------------- --------  -------- --------
                                                                       (In millions)
Brighthouse Life Insurance Company of NY.....          New York    $(139)      $19      $22

   Statutory capital and surplus was as follows at:

                                                           December 31,
                                                         -----------------
                           Company                           2019     2018
      -------------------------------------------------  -------- --------
                                                           (In millions)
      Brighthouse Life Insurance Company of NY..........     $579     $279

Dividend Restrictions

   The Company is not permitted to pay dividends in 2020 to its parent without insurance regulatory approval from the NYDFS. The Company paid $28 million of dividends in 2019 and did not pay any dividends in 2018 and 2017 to its parent.

     Under New York Insurance Laws, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent in any calendar year based on one of two standards. Under one standard, the
  Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds
  (surplus)"), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to

                                      42

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)

  policyholders as of the end of the immediately preceding calendar year, or
  (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i)
  10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains).
  In addition, the Company will be permitted to pay a dividend to its parent in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New
  York Superintendent of Financial Services (the "Superintendent") and the
  Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized
                                                              Investment Gains      Unrealized
                                                              (Losses), Net of    Gains (Losses)
                                                             Related Offsets (1)  on Derivatives      Total
                                                             -------------------  --------------  ---------
                                                                              (In millions)
Balance at December 31, 2016................................                $  2             $ 3       $  5
OCI before reclassifications................................                  33              (4)        29
Deferred income tax benefit (expense).......................                 (12)              2        (10)
                                                             -------------------  --------------  ---------
 AOCI before reclassifications, net of income tax...........                  23               1         24
Amounts reclassified from AOCI..............................                   2              --          2
Deferred income tax benefit (expense) (2)...................                   4              --          4
                                                             -------------------  --------------  ---------
 Amounts reclassified from AOCI, net of income tax..........                   6              --          6
                                                             -------------------  --------------  ---------
Balance at December 31, 2017................................                  29               1         30
OCI before reclassifications................................                 (67)              5        (62)
Deferred income tax benefit (expense).......................                  13              --         13
                                                             -------------------  --------------  ---------
 AOCI before reclassifications, net of income tax...........                 (25)              6        (19)
Amounts reclassified from AOCI..............................                   5              --          5
Deferred income tax benefit (expense).......................                  (1)             --         (1)
                                                             -------------------  --------------  ---------
 Amounts reclassified from AOCI, net of income tax..........                   4              --          4
                                                             -------------------  --------------  ---------
Balance at December 31, 2018................................                 (21)              6        (15)
OCI before reclassifications................................                 178              --        178
Deferred income tax benefit (expense).......................                 (37)             --        (37)
                                                             -------------------  --------------  ---------
 AOCI before reclassifications, net of income tax...........                 120               6        126
Amounts reclassified from AOCI..............................                  (5)             --         (5)
Deferred income tax benefit (expense).......................                   1              --          1
                                                             -------------------  --------------  ---------
 Amounts reclassified from AOCI, net of income tax..........                  (4)             --         (4)
                                                             -------------------  --------------  ---------
Balance at December 31, 2019................................                $116             $ 6       $122
                                                             ===================  ==============  =========
--------

(1) See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

(2) Includes the $5 million impact of the Tax Cuts and Job Act (the "Tax Act")
    related to unrealized investments gains (losses), net of related offsets.

                                      43

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Statements of Operations
AOCI Components                                                Amounts Reclassified from AOCI           Locations
-------------------------------------------------------------  ----------------------------   ------------------------------
                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                   2019       2018      2017
                                                               --------   --------  --------
                                                                       (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)......................      $ 5        $(5)      $(2) Net investment gains (losses)
                                                               --------   --------  --------
 Net unrealized investment gains (losses), before income tax..        5         (5)       (2)
Income tax (expense) benefit..................................       (1)         1        (4)
                                                               --------   --------  --------
 Net unrealized investment gains (losses), net of income tax..        4         (4)       (6)
                                                               --------   --------  --------
 Total reclassifications, net of income tax...................      $ 4        $(4)      $(6)
                                                               ========   ========  ========

10. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds, and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $13 million, $14 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively, of which all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                  Years Ended December 31,
                                                                                 --------------------------
                                                                                     2019     2018     2017
                                                                                 -------- -------- --------
                                                                                       (In millions)
Compensation....................................................................      $20      $13      $14
Contracted services and other labor costs.......................................       15        9        5
Transition services agreements..................................................       14       11       12
Establishment costs.............................................................        3        5       --
Premium and other taxes, licenses and fees......................................        2        3        4
Volume related costs, excluding compensation, net of DAC capitalization.........       19       19       22
Other...........................................................................        8        6        9
                                                                                 -------- -------- --------
 Total other expenses...........................................................      $81      $66      $66
                                                                                 ======== ======== ========

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

Related Party Expenses

   See Note 13 for a discussion of related party expenses included in the table above.

                                      44

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax

   The provision for income tax was as follows:

                                                                                   Years Ended December 31,
                                                                                 ----------------------------
                                                                                     2019      2018      2017
                                                                                 --------  --------  --------
                                                                                         (In millions)
Current:
Federal.........................................................................     $ 33       $(2)    $  17
Deferred:
Federal.........................................................................      (30)        7      (118)
                                                                                 --------  --------  --------
 Provision for income tax expense (benefit).....................................     $  3       $ 5     $(101)
                                                                                 ========  ========  ========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                       2019      2018      2017
                                                   --------  --------  --------
                                                       (Dollars in millions)
Tax provision at statutory rate...................      $ 6       $ 9     $ (17)
Tax effect of:
Rate revaluation due to tax reform (1)............       --        --       (77)
Dividend received deduction (2)...................       (2)       (2)       (5)
Prior year tax....................................       --        (1)       (1)
Tax credits.......................................       (1)       (1)       (1)
                                                   --------  --------  --------
 Provision for income tax expense (benefit).......      $ 3       $ 5     $(101)
                                                   ========  ========  ========
 Effective tax rate...............................        9%       12%      206%
                                                   ========  ========  ========
--------
(1) For the year ended December 31, 2017, the Company recognized a $77 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(2) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                       --------------------
                                                            2019       2018
                                                       ---------  ---------
                                                           (In millions)
    Deferred income tax assets:
    Tax credit carryforwards..........................     $   4      $   2
    Net operating loss carryforwards..................         3          3
    Net unrealized investment losses..................        --          4
    Investments, including derivatives (1)............        --         18
                                                       ---------  ---------
     Total deferred income tax assets.................         7         27
                                                       ---------  ---------
    Deferred income tax liabilities:
    Investments, including derivatives................        12         --
    Policyholder liabilities and receivables (1)......        45        109
    Intangibles.......................................         1          1
    Net unrealized investment gains...................        33         --
    DAC...............................................        30         25
                                                       ---------  ---------
     Total deferred income tax liabilities............       121        135
                                                       ---------  ---------
     Net deferred income tax asset (liability)........     $(114)     $(108)
                                                       =========  =========
--------
(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $15 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

                                      45

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)

   At December 31, 2019, the Company had net operating loss carryforwards of approximately $12 million and the Company had recorded a related deferred tax asset of $3 million which expires in year 2037.

   The following table sets forth the foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                    Foreign Tax Credits
                                                      Carryforwards
                                                  ---------------------
                                                      (In millions)
         Expiration
         2020-2024...............................                   $ 1
         2025-2029...............................                     1
         2030-2034...............................                     2
         2035-2039...............................                    --
         Indefinite..............................                    --
                                                  ---------------------
                                                                    $ 4
                                                  =====================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   The ending balance for unrecognized tax benefits that, if recognized, would impact the effective rate is $1 million for each of the years ended
December 31, 2019, 2018 and 2017. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company was included in a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any
directly owned life insurance and reinsurance subsidiaries (including the
Company and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse
Life Insurance Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a tax separation agreement with MetLife (the "Tax
Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $56 million to the Company under the Tax Separation Agreement. At
December 31, 2017, the current income tax recoverable included $1 million related to this agreement. In November 2018, MetLife paid $2 million to the
Company under the Tax Separation Agreement. At December 31, 2019, the current income tax payable included a $3 million payable to MetLife related to this agreement.

                                      46

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

12. Contingencies, Commitments and Guarantees

Contingencies, Commitments and Guarantees

  Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
   Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the
   Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $11 million and $8 million at
  December 31, 2019 and 2018, respectively.

  Commitments to Fund Private Corporate Bond Investments

    The Company commits to lend funds under private corporate bond investments.
  The amounts of these unfunded commitments were $10 million and $11 million at
  December 31, 2019 and 2018, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2019 and 2018.

                                      47

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 10 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment and equity transactions, see Notes 5, 6 and 9. Other material arrangements between the
Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

    Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $61 million, $44 million and $38 million for the years ended December 31, 2019, 2018 and 2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $12 million, $12 million and
  $13 million for the years ended December 31, 2019, 2018 and 2017, respectively.

    The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($18) million and $1 million at December 31,
  2019 and 2018, respectively.

    Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The
  Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by
  Brighthouse affiliates, the Company would have incurred additional expenses of $1 million and $3 million under this arrangement for the years ended
  December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

    The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was $12 million for each of the years ended December 31, 2019, 2018 and 2017. Commission expenses incurred related to these transactions and recorded in other expenses was $66 million, $58 million and $39 million for the years ended
  December 31, 2019, 2018 and 2017, respectively. The Company also had related party fee income receivables of $1 million at both December 31, 2019 and 2018.

                                      48

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                            Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                       Amount at
                                                                     Estimated Fair   Which Shown on
                                                Amortized Cost (1)      Value        Balance Sheet
Types of Investments                          -------------------- ---------------- ----------------
Fixed maturity securities:
Bonds:
U.S. government and agency...................               $  290           $  317           $  317
Public utilities.............................                   87               93               93
State and political subdivision..............                   92              102              102
Foreign government...........................                   20               22               22
All other corporate bonds....................                1,669            1,768            1,768
                                              -------------------- ---------------- ----------------
 Total bonds.................................                2,158            2,302            2,302
Mortgage-backed and asset-backed securities..                  738              764              764
Redeemable preferred stock...................                    1                1                1
                                              -------------------- ---------------- ----------------
 Total fixed maturity securities.............                2,897            3,067            3,067
                                              -------------------- ---------------- ----------------
Mortgage loans...............................                  625                               625
Short-term investments.......................                   52                                52
Other invested assets........................                  108                               108
                                              --------------------                  ----------------
 Total investments...........................               $3,682                            $3,852
                                              ====================                  ================
--------
(1) Amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts.

                                      49

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

                      Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                      Future Policy
                                                     Benefits and Other   Policyholder
                                                      Policy-Related       Account          Unearned        Unearned
Segment                                     DAC          Balances          Balances     Premiums (1), (2)   Revenue (1)
---------------------------------------  --------- -------------------- -------------- ------------------ -------------
2019
Annuities............................... $     156                 $390         $2,324                $--           $ 2
Life....................................        19                  352             15                  1            --
Corporate & Other.......................        --                   10             --                 --            --
                                         --------- -------------------- -------------- ------------------ -------------
 Total.................................. $     175                 $752         $2,339                $ 1           $ 2
                                         ========= ==================== ============== ================== =============
2018
Annuities............................... $     164                 $377         $1,674                $--           $ 2
Life....................................        22                  342             18                  1            --
Corporate & Other.......................        --                    9             --                 --            --
                                         --------- -------------------- -------------- ------------------ -------------
 Total.................................. $     186                 $728         $1,692                $ 1           $ 2
                                         ========= ==================== ============== ================== =============
--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                                      50

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

                Supplementary Insurance Information (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                         Policyholder Benefits
                                            Premiums and                    and Claims and
                                           Universal Life        Net       Interest Credited
                                         and Investment-Type  Investment    to Policyholder     Amortization of    Other
Segment                                  Product Policy Fees Income (1)    Account Balances          DAC           Expenses
---------------------------------------  ------------------- ----------- --------------------- ----------------  ----------
2019
Annuities...............................                $105        $ 83                   $21             $ 19         $68
Life....................................                  14          37                    48                3          10
Corporate & Other.......................                   1           2                    --               --           3
                                         ------------------- ----------- --------------------- ----------------  ----------
 Total..................................                $120        $122                   $69             $ 22         $81
                                         =================== =========== ===================== ================  ==========
2018
Annuities...............................                $111        $ 63                   $27             $ (2)        $46
Life....................................                  25          35                    17                3          15
Corporate & Other.......................                   3           2                     1               --           5
                                         ------------------- ----------- --------------------- ----------------  ----------
 Total..................................                $139        $100                   $45             $  1         $66
                                         =================== =========== ===================== ================  ==========
2017
Annuities...............................                $113        $ 57                   $15             $(43)        $48
Life....................................                  15          19                    19                3          13
Corporate & Other.......................                   2          10                     1               --           5
                                         ------------------- ----------- --------------------- ----------------  ----------
 Total..................................                $130        $ 86                   $35             $(40)        $66
                                         =================== =========== ===================== ================  ==========
--------
(1) See Note 2 of the Notes to the Financial Statements for the basis of allocation of net investment income.

                                      51

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                                  Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                               % Amount
                                          Gross Amount     Ceded     Assumed     Net Amount  Assumed to Net
                                         ------------- ----------- --------- -------------- ---------------
2019
Life insurance in-force.................       $44,324 $    38,220       $--         $6,104             --%
Life insurance premium (1)..............       $    86 $        63       $--         $   23             --%
2018
Life insurance in-force.................       $46,722 $    39,987       $--         $6,735             --%
Life insurance premium (1)..............       $    91 $        54       $--         $   37             --%
2017
Life insurance in-force.................       $48,510 $    41,167       $--         $7,343             --%
Life insurance premium (1)..............       $    93 $        67       $--         $   26             --%
--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded included related party transactions for life insurance in-force of $28.7 billion, and life insurance premiums of $45 million. For the year ended December 31, 2018, reinsurance ceded included related party transactions for life insurance in-force of $29.8 billion, and life insurance premiums of $37 million. For the year ended December 31, 2017, reinsurance ceded included related party transactions for life insurance in-force of $30.6 billion, and life insurance premiums of $52 million.

                                      52

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2019.
3. Statements of Operations for the year ended December 31, 2019.
4. Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018.
5. Notes to the Financial Statements.
The following financial statements and financial statement schedules of the Company are included in Part B hereof:
1. Report of Independent Registered Public Accounting Firm.
2. Balance Sheets as of December 31, 2019 and 2018.
3. Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017.
5. Statements of Stockholder's Equity for the years ended December 31, 2019, 2018 and 2017.
6. Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017.
7. Notes to the Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.
	(ii)	Certificate of Assistant Secretary of the Resolutions of Board of Directors of the Company authorizing the name change of the Separate Account (effective August 24, 2016). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.
2.	Not Applicable.
3.	(i)	Principal Underwriter's and Selling Agreement (effective January 1, 2001). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
	(ii)	Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
	(iii)	Agreement and Plan of Merger (12-01-04)(MLIDC into GAD). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.
	(iv)	Form of Retail Sales Agreement (2-10) and Schedule of Differences. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.
	(v)	Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.

(vi)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
(vii)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.
4.	(i)	Form of Variable Annuity Contract 6010(02/02) and Form of Contract Cover 6010 (03/07). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-152450 and 811-08306) as electronically filed on July 22, 2008.
(ii)	Fixed Account Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.
(iii)	Death Benefit Rider - (Annual Step-Up). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.
(iv)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.
(v)	Waiver of Withdrawal Charge for Terminal Illness Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.
(vi)	Unisex Annuity Rates Rider (3) Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.
(vii)	Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First COVA Life Insurance Company) (2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.
(viii)	Individual Retirement Annuity Endorsement. 6023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(ix)	Tax Sheltered Annuity Endorsement 6026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(x)	Roth Individual Retirement Annuity Endorsement 6024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xi)	401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xii)	Simple Individual Retirement Annuity Endorsement 6276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xiii)	Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.
(xiv)	Death Benefit Rider - (Principal Protection) 6015 (02/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.
(xv)	Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (GMIB). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(xvi)	Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

(xvii)	Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-SL (Class S-L Share Option). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-137370 and 811-08306) as electronically filed on April 15, 2011.
(xviii)	Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-SVA (Class S). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-137370 and 811-08306) as electronically filed on April 15, 2011.
(xix)	Form of 401 (a)/403 (a) Plan Endorsement 401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.
(xx)	Form of Guaranteed Withdrawal Benefit Rider FMLI 690-5 (GWBv1) (4-13). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.
(xxi)	Form of Guaranteed Withdrawal Benefit Rider - Withdrawal Rate Enhancement FMLI-NHR (GWBv1) (4-13). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.
(xxii)	Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (GWBv1) (4-13) (20) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.
(xxiii)	Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-SVA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on April 17, 2013.
(xxiv)	Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-SL. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on April 17, 2013.
(xxv)	Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-4-GLWB-1 (02/15). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on June 3, 2015.
(xxvi)	Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider 1-4-CGLWB-1-NY (02/15). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on June 3, 2015.
(xxvii)	Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
(xxv)	Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-GLWB-1 (06/17). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.
(xxvi)	Form of Guaranteed Withdrawal Benefit Rider Schedule (FlexChoice Access Level) 7-CGLWB-1 (06/17). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.
xxvii)	Form of Guaranteed Withdrawal Benefit Rider Schedule (FlexChoice Access Expedite) 7-CGLWB-1 (06/17). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.
5.	(i)	Form of Variable Annuity Application 6406 (6/11) APPSNY Sep 2011. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on September 2, 2011.
(ii)	Form of Variable Annuity Application 6406 (6/11) APPSNY Jan 2012. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on December 12, 2011.
(iii)	Form of Variable Annuity Application 6406 (4/12) APPSNY Aug 2012. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on June 1, 2012

(iv)	Form of Variable Annuity Application 6406 (9/12) APPSNY Nov 2012. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on October 4, 2012.
(v)	Form of Variable Annuity Application 6406 (3/13) APPSNY Apr 2013. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on April 17, 2013.
(vi)	Form of Variable Annuity Application 6406 (05/15) APPSNY May 2016. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209059 and 811-08306) as electronically filed on April 25, 2016.
(vii)	Form of Variable Annuity Application VA-APP-NY (11/17) S-NY-B (02/18) Fs. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209059 and 811-08306) as electronically filed on December 14, 2017.
6.	(i)	Copy of Articles of Incorporation of the Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.
(ii)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.
(iii)	Copy of Amended Charter of the Company. Incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File Nos. 000-55705) as electronically filed on December 23, 2016.
(iv)	Copy of Amended and Restated By-Laws of the Company. Incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File Nos. 000-55705) as electronically filed on December 23, 2016.
7.	(i)	Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (dated November 1, 2014). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.
(ii)	Assignment and Novation Agreement for Reinsurance Agreement between First MetLife Investors Insurance Company, Metropolitan Life Insurance Company and MetLife Insurance Company USA (Treaty ID Number NYC1003153.T01.27259). Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on April 18, 2018.
8.	(i) (a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002
(b)	Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009). Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.
(c)	Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010). Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.
(d)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
(ii) (a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31, 2007). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (file Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.

(b)	Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010). Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.
(c)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209059 and 811-08306) as electronically filed on April 25, 2016.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith.)
11.	Not Applicable.
12.	Not Applicable.
13.	Powers of Attorney for Conor E. Murphy, Kimberly A. Berwanger, Douglas A. Rayvid, David W. Chamberlin, Richard A. Hemmings, Richard C. Pearson, Mayer Naiman, Gianna H. Figaro-Sterling and Lynn A. Dumais. (Filed herewith.)

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices with Depositor

Conor E. Murphy 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Kimberly A. Berwanger 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Douglas A. Rayvid 11225 North Community House Road Charlotte, NC 28277	Director

David W. Chamberlin 12802 Tampa Oaks Boulevard Suite 447 Temple Terrace, FL 33637	Director

Richard A. Hemmings 285 Madison Avenue New York, NY 10017	Director

Richard C. Pearson 285 Madison Avenue New York, NY 10017	Director

Mayer Naiman 285 Madison Avenue New York, NY 10017	Director

Devon Arendosch 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Nancy Davenport 11225 North Community House Road Charlotte, NC 28277	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 28277	Vice President

Jacob Jenkelowitz 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Investment Officer

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary
D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company of NY (“BLNY” or the “Company”) under New York state insurance law. BLNY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)

	j.		TLA Holdings LLC (DE)
		(i.)	The Prospect Company (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2020, there were 19,154 owners of qualified contracts and 10,835 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C

Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President
(c)	Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$60,583,206	$0	$0	$0
ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLNY to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts issued by BLNY for the period ended December 31, 2018 was $893,031, and for the period ended September 30, 2019 was $1,232,431. Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLNY to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period October 1, 2019 and ended December 31, 2019 was $248,292.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 16th day of April, 2020.
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY (Depositor)
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 16, 2020.
/s/ Conor E. Murphy* Conor E. Murphy	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Kimberly A. Berwanger* Kimberly A. Berwanger	Director and Vice President

/s/ Douglas A. Rayvid* Douglas A. Rayvid	Director

/s/ David W. Chamberlin* David W. Chamberlin	Director

/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Financial Officer

/s/ Richard A. Hemmings* Richard A. Hemmings	Director

/s/ Richard C. Pearson* Richard C. Pearson	Director

/s/ Mayer Naiman* Mayer Naiman	Director

/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro Sterling	Controller and Vice President (principal accounting officer)

By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 16, 2020
*	Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney